UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2016

Item 1.	Reports to Stockholders

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Telecommunication Services Index ETF

Fidelity MSCI Utilities Index ETF

Annual Report

July 31, 2016

Contents

Market Recap	3	A review of what happened in markets during the period.

Performance and Management’s Discussion of Fund Performance	4	How each fund has done over time, the Portfolio Manager’s review of each fund’s performance and a summary of each fund’s holdings.

Shareholder Expense Example	26	An example of shareholder expenses.

Investments	28	A complete list of each fund’s investments with their market values.

Financial Statements	70	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	93	Notes to the financial statements.

Report of Independent Registered Public Accounting Firm	98

Premium/Discount Analysis	99	Information regarding each fund’s NAV and market price.

Trustees and Officers	103

Distributions	108

Board Approval of Investment Advisory Contracts and Management Fees	109

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2016 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report	2

Market Recap

U.S. equities gained modestly for the year ending July 31, 2016, overcoming persistent concern about global economic growth, uncertainty regarding U.S. monetary policy and the U.K.’s late-June vote to leave the European Union, dubbed Brexit. The S&P 500® index rose 5.61%, with larger-cap, value-oriented stocks and defensive sectors shining brightest. Volatility peaked in the early weeks of 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets then rallied beginning in February amid U.S. job gains, a broad rally in energy and materials markets, global economic stimulus, and perceived softening of monetary policy by the U.S. Federal Reserve. The June 23 Brexit vote surprised markets and resulted in a sharp two-day decline for stocks, followed by a rebound as investor sentiment shifted and remained positive through July 31. For the year, dividend-rich telecom services (+26%), utilities (+23%) and consumer staples (+12%) led the way amid strong investor demand for yield. Industrials and technology (+10%) also outperformed, as did materials (+8%) despite a weak commodities environment overall. Conversely, a strong period for real estate stocks couldn’t keep financials (-4%) from losing ground, as low interest rates continued to squeeze bank profits.

3	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	1.25%	10.34%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	1.12%	10.35%
MSCI USA IMI Consumer Discretionary Index	1.34%	10.49%
S&P 500 Index	5.61%	10.52%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	0.22%	8.74%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	0.12%	8.70%
MSCI USA IMI Consumer Discretionary Index	0.34%	8.89%
S&P 500 Index	3.99%	9.39%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Discretionary Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Consumer Discretionary Index and the S&P 500 Index performed over the same period.

Annual Report	4

Fidelity® MSCI Consumer Discretionary Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value gained 1.25%, roughly in line with the 1.34% advance of the MSCI USA IMI Consumer Discretionary Index. The ETF’s market price returned 1.12% over the same time frame, while the broad-market S&P 500® index rose 5.61%. Consumer discretionary stocks trailed the S&P 500® largely because seasonal sales were hurt by a relatively mild winter. Additionally, investors favored traditionally defensive, dividend-rich groups over economically sensitive sectors like consumer discretionary. In terms of industries, department stores (-36%) and movies & entertainment (-16%) were among the biggest laggards. From the latter group, the stock of media stalwart Walt Disney (-19%) was hampered early in the year by concerns about loss of subscribers at sports network ESPN and a lack of catalysts following its blockbuster release of “Star Wars: The Force Awakens.” In May, the firm missed quarterly earnings expectations for the first time in five years. Conversely, internet retail (+22%) and home improvement retail (+20%) were positive standouts. Individual outperformers included e-commerce giant Amazon.com (+43%). The stock popped in late April after the firm announced quarterly earnings that came in well ahead of analyst estimates, and marked its fourth straight quarter of profit.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
Amazon.com, Inc.	10.1
Home Depot, Inc.	5.8
Comcast Corp. Class A	5.4
The Walt Disney Co.	4.9
McDonald’s Corp.	3.5
Starbucks Corp.	2.9
NIKE, Inc. Class B	2.5
Lowe’s Companies, Inc.	2.5
priceline.com, Inc.	2.2
Time Warner, Inc.	2.0

41.8

Industries as of July 31, 2016

*	Includes short-term investments and net other assets.

5	Annual Report

Fidelity® MSCI Consumer Staples Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	11.18%	13.11%
Fidelity MSCI Consumer Staples Index ETF – Market Price	11.11%	13.08%
MSCI USA IMI Consumer Staples Index	11.40%	13.29%
S&P 500 Index	5.61%	10.52%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	17.27%	13.71%
Fidelity MSCI Consumer Staples Index ETF – Market Price	17.22%	13.74%
MSCI USA IMI Consumer Staples Index	17.53%	13.91%
S&P 500 Index	3.99%	9.39%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Staples Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Consumer Staples Index and the S&P 500 Index performed over the same period.

Annual Report	6

Fidelity® MSCI Consumer Staples Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value gained 11.18%, roughly in line with the 11.40% advance of the MSCI USA IMI Consumer Staples Index. The ETF’s market price returned 11.11% over the same time frame, while the broad-market S&P 500® index rose 5.61%. Consumer staples stocks outpaced the S&P 500®, as demand for more-stable investments supported traditionally defensive sectors. Staples firms boasted strong fundamentals, attracting investors. Rising wages and low inflation also buoyed the sector’s relative performance. In addition, late-cycle indicators appeared to rise in the U.S. – an environment in which the consumer staples sector tends to outperform. Most of the index’s industry components achieved positive returns, including standouts food distributors (+39%), tobacco (+25%) and distillers & vintners (+21%). Among individual stocks, personal and health care products giant Procter & Gamble (+15%) and Altria Group (+29%) – one of the world’s biggest tobacco and cigarette makers – outperformed, as investors remained attracted to their high dividend yields. The only industries to decline were drug retail (-17%) food retail (-10%), hampered in part by drugstore operator CVS Health (-16%) and retail chain Kroger (-12%), the latter of which fell after outperforming in 2015.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
The Procter & Gamble Co.	11.1
The Coca-Cola Co.	8.6
PepsiCo, Inc.	7.6
Philip Morris International, Inc.	7.5
Altria Group, Inc.	6.4
Wal-Mart Stores, Inc.	5.6
CVS Health Corp.	4.6
Costco Wholesale Corp.	3.5
Walgreens Boots Alliance, Inc.	3.5
Mondelez International, Inc. Class A	3.3

61.7

Industries as of July 31, 2016

*	Includes short-term investments and net other assets.

7	Annual Report

Fidelity® MSCI Energy Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	-0.75%	-7.34%
Fidelity MSCI Energy Index ETF – Market Price	-0.90%	-7.37%
MSCI USA IMI Energy Index	-0.62%	-7.26%
S&P 500 Index	5.61%	10.52%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	-7.49%	-6.88%
Fidelity MSCI Energy Index ETF – Market Price	-7.50%	-6.90%
MSCI USA IMI Energy Index	-7.36%	-6.80%
S&P 500 Index	3.99%	9.39%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Energy Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Energy Index and the S&P 500 Index performed over the same period.

Annual Report	8

Fidelity® MSCI Energy Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value returned -0.75%, roughly in line with the -0.62% return of the MSCI USA IMI Energy Index. The ETF’s market price posted a -0.90% return over the same time frame, while the broad-market S&P 500® index added 5.61%. It was a volatile period for energy stocks, which remained under pressure amid a two-year collapse in crude oil prices that extended into early 2016. Conditions later improved as unexpected production outages and stimulated demand contributed to a rally in oil prices through period end. Still, most major industries in the MSCI sector index lost ground for the 12 months, including oil & gas storage & transportation (-29%), refining & marketing (-17%), exploration & production (-6%), and equipment & services (-5%). Conversely, the sector was helped by a solid gain in integrated oil & gas (+17%), as energy investors were drawn to the defensive characteristics of the index’s largest industry the past 12 months. Integrated oil companies and index heavyweights Exxon Mobil (+16%) and Chevron (+21%) were by far the biggest individual contributors. On the downside were pipeline firms Kinder Morgan (-39%), which in December announced plans to slash its annual dividend, and Williams Companies (-49%), which struggled amid a debt-rating cut and a failed merger.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
Exxon Mobil Corp.	23.3
Chevron Corp.	13.2
Schlumberger Ltd.	7.7
Occidental Petroleum Corp.	3.9
ConocoPhillips	3.5
EOG Resources, Inc.	3.1
Kinder Morgan, Inc.	2.7
Halliburton Co.	2.6
Phillips 66	2.5
Anadarko Petroleum Corp.	1.9

64.4

Industries as of July 31, 2016

9	Annual Report

Fidelity® MSCI Financials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	-1.49%	7.18%
Fidelity MSCI Financials Index ETF – Market Price	-1.49%	7.18%
MSCI USA IMI Financials Index	-1.41%	7.30%
S&P 500 Index	5.61%	10.52%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	-2.42%	5.92%
Fidelity MSCI Financials Index ETF – Market Price	-2.66%	5.86%
MSCI USA IMI Financials Index	-2.32%	6.03%
S&P 500 Index	3.99%	9.39%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Financials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Financials Index and the S&P 500 Index performed over the same period.

Annual Report	10

Fidelity® MSCI Financials Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value returned -1.49%, roughly in line with the -1.41% return of the MSCI USA Financials IMI Index. The ETF’s market price returned -1.49% over the same time frame, while the broad-based S&P 500® index gained 5.61%. Sluggish global economic growth and uncertainty following the U.K.’s late-June vote to exit the European Union kept interest rates low worldwide the past year, hurting diversified banks and regional banks, together about one-third of the MSCI sector benchmark this period. Diversified banks Citigroup (-25%), Wells Fargo (-15%) and Bank of America (-18%) were the biggest laggards. Elsewhere, investment banking & brokerage stocks returned -21%, as mergers and acquisitions, initial public offerings, and new equity and debt issuance slowed. Market volatility and concern about new fiduciary regulations pressured asset management & custody banks (-11%), while worry about higher credit losses hindered consumer finance stocks (-14%). Conversely, real estate investment trusts (REITs) – about 24% of the sector benchmark this period – generally gained, as their stable revenue and dividend income attracted investors. Standouts included retail REIT Simon Property Group (+25%) and specialized REIT American Tower (+24%). The more defensive property & casualty insurance (+10%) and insurance brokers (+9%) segments also were strong.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: On September 1, 2016, real estate became a standalone sector under the S&P and MSCI Global Industry Classification Standard, used as the basis for many equity market indices. With this change, the structure of the fund’s benchmark was modified to exclude real estate as an industry group from the financials sector, with the exception of mortgage-related REITs.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
JPMorgan Chase & Co.	6.0
Wells Fargo & Co.	5.9
Berkshire Hathaway, Inc. Class B	4.4
Bank of America Corp.	3.8
Citigroup, Inc.	3.3
US Bancorp	1.9
Simon Property Group, Inc.	1.8
American International Group, Inc.	1.6
The Goldman Sachs Group, Inc.	1.5
Chubb Ltd.	1.5

31.7

Industries as of July 31, 2016

*	Includes short-term investments and net other assets.

11	Annual Report

Fidelity® MSCI Health Care Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	-2.73%	15.35%
Fidelity MSCI Health Care Index ETF – Market Price	-2.86%	15.33%
MSCI USA IMI Health Care Index	-2.65%	15.50%
S&P 500 Index	5.61%	10.52%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	-5.14%	13.61%
Fidelity MSCI Health Care Index ETF – Market Price	-5.15%	13.59%
MSCI USA IMI Health Care Index	-5.09%	13.77%
S&P 500 Index	3.99%	9.39%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Health Care Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Health Care Index and the S&P 500 Index performed over the same period.

Annual Report	12

Fidelity® MSCI Health Care Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value returned -2.73%, roughly in line with the -2.65% return of the MSCI USA IMI Health Care Index. The market price of the ETF returned -2.86% over the same time frame, while the broad-market S&P 500® index gained 5.61%. Health care stocks trailed the broad market, as the group sharply pulled back after multiyear gains and increasing concerns about drug pricing and global macroeconomic instability. The sector gained back some ground later in the period, however, as investors were drawn to the group’s solid fundamentals and attractive valuations. Late-cycle indicators also rose in the U.S. – an environment in which health care tends to outperform. Industry laggards included health care facilities (-22%) and health care services (-10%). Index heavyweight biotechnology (-18%) also underperformed, including Gilead Sciences (-31%). The stock fell on concerns about increased competition and expectations for slowing growth for the firm’s hepatitis C treatments. Conversely, health care equipment (+13%) had the strongest result. This included device maker Medtronic (+14%), which acquired Lazarus Effect, a developer of vascular devices to remove blood clots, and said it expected to launch more than 80 new products and boost operating margins over the next three years.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
Johnson & Johnson	10.3
Pfizer, Inc.	6.8
Merck & Co., Inc.	4.8
UnitedHealth Group, Inc.	4.0
Amgen, Inc.	3.8
Bristol-Myers Squibb Co.	3.7
Medtronic PLC	3.7
Gilead Sciences, Inc.	3.2
AbbVie, Inc.	3.2
Allergan PLC	3.0

46.5

Industries as of July 31, 2016

*	Includes short-term investments and net other assets.

13	Annual Report

Fidelity® MSCI Industrials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	9.41%	8.42%
Fidelity MSCI Industrials Index ETF – Market Price	9.52%	8.47%
MSCI USA IMI Industrials Index	9.58%	8.56%
S&P 500 Index	5.61%	10.52%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	5.30%	7.26%
Fidelity MSCI Industrials Index ETF – Market Price	5.04%	7.20%
MSCI USA IMI Industrials Index	5.42%	7.38%
S&P 500 Index	3.99%	9.39%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Industrials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Industrials Index and the S&P 500 Index performed over the same period.

Annual Report	14

Fidelity® MSCI Industrials Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value gained 9.41%, roughly in line with the 9.58% advance of the MSCI USA IMI Industrials Index. The ETF’s market price rose 9.52% over the same time frame, while the broad-market S&P 500® index returned 5.61%. The industrials sector experienced considerable volatility during the year, as concerns about slowing economic growth in China and plummeting crude oil prices triggered periodic bouts of selling. Within the sector, industrial conglomerates (+21%) delivered standout performance, bolstered by General Electric (+23%) and 3M (+21%). Investors were somewhat defensive during the year, preferring these larger, more-diversified companies. Also performing well was aerospace & defense (+12%), the largest subindustry in the MSCI index. Major defense contractors Lockheed Martin (26%), Raytheon (+30%) and Northrop Grumman (+27%) benefited from strong international sales and improving prospects for U.S. defense spending. Industrial machinery (+11%) further bolstered returns. Conversely, transportation stocks struggled amid continued sluggish global economic growth and rebounding energy prices in the period’s second half. Here, railroads (-1%), airlines (-8%) and trucking (-9%) all lagged. Air freight & logistics (+2%) also underperformed, partly reflecting results from FedEx (-4%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
General Electric Co.	12.6
3M Co.	4.7
United Technologies Corp.	3.7
Honeywell International, Inc.	3.7
The Boeing Co.	3.7
Union Pacific Corp.	3.4
United Parcel Service, Inc. Class B	3.2
Lockheed Martin Corp.	3.0
Caterpillar, Inc.	2.1
FedEx Corp.	1.8

41.9

Industries as of July 31, 2016

*	Includes short-term investments and net other assets.

15	Annual Report

Fidelity® MSCI Information Technology Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	8.41%	13.88%
Fidelity MSCI Information Technology Index ETF – Market Price	8.41%	13.90%
MSCI USA IMI Information Technology Index	8.48%	13.98%
S&P 500 Index	5.61%	10.52%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	2.89%	11.25%
Fidelity MSCI Information Technology Index ETF – Market Price	2.63%	11.17%
MSCI USA IMI Information Technology Index	2.95%	11.35%
S&P 500 Index	3.99%	9.39%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Information Technology Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Information Technology Index and the S&P 500 Index performed over the same period.

Annual Report	16

Fidelity® MSCI Information Technology Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value gained 8.41%, roughly in line with the 8.48% advance of the MSCI USA IMI Information Technology Index. The ETF’s market price rose 8.41% over the same time frame, while the broad-market S&P 500® index returned 5.61%. The tech sector experienced considerable volatility during the year, as concerns about slowing economic growth in China and plummeting crude oil prices triggered periodic bouts of selling. Within the sector, a number of key index groups fared well, including internet software & services (+18%), which was lifted by social network firm Facebook (+32%) and Alphabet (+22%), parent of online search engine giant Google. Semiconductors (+21%) outperformed, bolstered by chipmakers Intel (+25%), Texas Instruments (+43%) and NVIDIA (+190%). Industry consolidation and a greater focus on profitability helped chip companies this period. Systems software (+15%), aided by key component Microsoft (+25%), enjoyed success. Conversely, disappointing smartphone sales hampered the results of index heavyweight Apple (-13%), which weighed on the technology hardware, storage & peripherals segment (-9%). Electronic equipment & instruments (-4%), a minor index component, had the only other negative return, while data processing & outsourced services (+6%), although positive, also underperformed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
Apple, Inc.	12.6
Microsoft Corp.	9.3
Facebook, Inc. Class A	6.2
Alphabet, Inc. Class C	5.2
Alphabet, Inc. Class A	5.0
Intel Corp.	3.6
Cisco Systems, Inc.	3.3
Visa, Inc. Class A	3.3
International Business Machines Corp.	3.2
Oracle Corp.	2.8

54.5

Industries as of July 31, 2016

*	Includes short-term investments and net other liabilities.

17	Annual Report

Fidelity® MSCI Materials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	9.28%	5.77%
Fidelity MSCI Materials Index ETF – Market Price	9.40%	5.78%
MSCI USA IMI Materials Index	9.44%	5.85%
S&P 500 Index	5.61%	10.52%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	-1.64%	3.85%
Fidelity MSCI Materials Index ETF – Market Price	-1.79%	3.80%
MSCI USA IMI Materials Index	-1.52%	3.93%
S&P 500 Index	3.99%	9.39%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Materials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Materials Index and the S&P 500 Index performed over the same period.

Annual Report	18

Fidelity® MSCI Materials Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value gained 9.28%, roughly in line with the 9.44% advance of the MSCI USA IMI Materials Index. The ETF’s market price rose 9.40% over the same time frame, while the broad-market S&P 500® index returned 5.61%. Like the broader market, the materials sector experienced considerable volatility during the year, notably in the third quarter of 2015 and again at the beginning of 2016, as concerns about slowing economic growth in China and plummeting crude-oil prices triggered periodic bouts of selling. However, stock prices recovered in both instances along with stabilizing fundamentals. Following a sharp but brief sell-off after the U.K.’s June 23 decision to leave the European Union, share prices once again rebounded to close near the period’s high-water mark. Within the materials sector, relatively small industries silver (+259%) and gold (+139%) were standout performers. Volatility in the broader market and concern about global economic growth sent investors scurrying to precious metals due to their perception as “safe haven” investments. Two beneficiaries were gold miner Newmont Mining (+153%) and Royal Gold (70%), which acquires and manages royalty interests in the precious-metals area. Steel (+28%) also outperformed, aided by reductions in production capacity and higher U.S. tariffs on Chinese steel. Here, one noteworthy performer was Nucor (+25%). Another strong-performing index segment was construction materials (+28%), with aggregates suppliers Vulcan Materials (+35%) and Martin Marietta Materials (+30%) posting healthy advances. Conversely, the weakest index group was fertilizers & agricultural chemicals (-11%), which was hampered by lower prices for agricultural commodities. Consequently, demand for fertilizer components suffered, leading to significant declines for the shares of CF Industries Holdings (-56%) and Mosaic (-35%). Commodity chemicals (-10%) also struggled amid lower prices for crude oil and natural gas for much of the period. LyondellBasell Industries

(-18%) was a notable laggard in this segment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
EI du Pont de Nemours & Co.	7.9
The Dow Chemical Co.	7.9
Monsanto Co.	6.2
Praxair, Inc.	4.4
Ecolab, Inc.	4.1
Air Products & Chemicals, Inc.	4.0
PPG Industries, Inc.	3.7
LyondellBasell Industries N.V. Class A	3.6
The Sherwin-Williams Co.	3.1
Newmont Mining Corp.	3.1

48.0

Industries as of July 31, 2016

19	Annual Report

Fidelity® MSCI Real Estate Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Real Estate Index ETF – NAV	19.29%	8.35%
Fidelity MSCI Real Estate Index ETF – Market Price	19.36%	8.46%
MSCI USA IMI Real Estate Index	19.54%	8.37%
S&P 500 Index	5.61%	7.30%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Real Estate Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Real Estate Index ETF – NAV	20.09%	5.93%
Fidelity MSCI Real Estate Index ETF – Market Price	20.12%	5.95%
MSCI USA IMI Real Estate Index	20.43%	5.94%
S&P 500 Index	3.99%	5.02%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From February 2, 2015.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Real Estate Index ETF – NAV on February 2, 2015, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Real Estate Index and the S&P 500 Index performed over the same period.

Annual Report	20

Fidelity® MSCI Real Estate Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value gained 19.29%, roughly in line with the 19.54% advance of the MSCI USA IMI Real Estate Index. The ETF’s market price rose 19.36% over the same time frame, while the broad-market S&P 500® index returned 5.61%. In a generally strong performance environment for REITs (real estate investment trusts), industrial REITs, led by Prologis (+40%), performed especially well, benefiting from increased demand for warehouse space amid continued growth in e-commerce. The biggest performance contribution came from mall owner and operator Simon Property Group (+25%), the largest allocation in the index. Other meaningful contributors included American Tower (+24%), which owns communications-related properties; data-center operators Equinix (+42%) and Digital Realty Trust (+69%); and health care REIT Ventas (+38%). Individual detractors, which were fewer and farther between, were led by several real estate services companies: Jones Lang LaSalle (-38%), CBRE Group (-25%) and Realogy Holdings (-32%). Hotels also struggled this period amid increased supply in certain high-demand markets; in this group, Pebblebrook Hotel Trust (-24%) weighed most on performance here.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: On September 1, 2016, real estate became a standalone sector under the S&P and MSCI Global Industry Classification Standard, the basis for many equity-market indices. With this change, the structure of the fund’s benchmark was modified to exclude mortgage-related REITs.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
Simon Property Group, Inc.	6.5
American Tower Corp.	4.5
Public Storage	3.2
Crown Castle International Corp.	3.0
Prologis, Inc.	2.6
Welltower, Inc.	2.6
Weyerhaeuser Co.	2.4
Equinix, Inc.	2.4
Ventas, Inc.	2.4
AvalonBay Communities, Inc.	2.3

31.9

Industries as of July 31, 2016

21	Annual Report

Fidelity® MSCI Telecommunication Services Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Telecommunication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	22.36%	11.78%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	22.48%	11.82%
MSCI USA IMI Telecommunication Services 25/50 Index	22.54%	11.77%
S&P 500 Index	5.61%	10.52%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Telecommunication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	19.09%	11.22%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	18.78%	11.12%
MSCI USA IMI Telecommunication Services 25/50 Index	19.29%	11.21%
S&P 500 Index	3.99%	9.39%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Telecommunication Services Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Telecommunication Services 25/50 Index and the S&P 500 Index performed over the same period.

Annual Report	22

Fidelity® MSCI Telecommunication Services Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value gained 22.36%, roughly in line with the 22.54% advance of the MSCI USA IMI Telecommunication Services 25/50 Index. The ETF’s market price gained 22.48% over the same time frame, while the broad-market S&P 500® index returned 5.61%. In a low interest-rate and dividend-seeking investment environment, telecommunication services was among the best-performing sectors in the S&P 500 for the one-year period. Integrated telecommunication services, the largest subindustry, comprising 66% of the index, anchored results. Here, AT&T (+31%) and Verizon Communications (+24%), two of the index’s largest components, boasted high dividend yields and were the biggest contributors to performance. The wireless telecommunication services group (+23%) also helped, led by Shenandoah Telecom (+138%) and ORBCOMM (+71%), both of which were buoyed by strategic acquisitions during the period. Sprint (+82%) also contributed, as it continued to gain subscribers, closing in on the top four wireless providers. Individual stocks that weighed most on performance included NII Holdings (-60%) – owner of Brazilian wireless telecom company Nextel – and alternative carriers pdvWireless (-22%), Globalstar (-49%) and Lumos Networks (-16%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
AT&T, Inc.	23.3
Verizon Communications, Inc.	23.1
CenturyLink, Inc.	4.2
SBA Communications Corp. Class A	3.9
Level 3 Communications, Inc.	3.9
T-Mobile US, Inc.	3.8
Sprint Corp.	3.2
Shenandoah Telecommunications Co.	2.4
Frontier Communications Corp.	2.2
Cincinnati Bell, Inc.	2.0

72.0

Industries as of July 31, 2016

*	Rounds to less than 0.1%.

23	Annual Report

Fidelity® MSCI Utilities Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	23.56%	15.29%
Fidelity MSCI Utilities Index ETF – Market Price	23.71%	15.33%
MSCI USA IMI Utilities Index	23.77%	15.47%
S&P 500 Index	5.61%	10.52%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	31.53%	16.16%
Fidelity MSCI Utilities Index ETF – Market Price	31.46%	16.18%
MSCI USA IMI Utilities Index	31.74%	16.34%
S&P 500 Index	3.99%	9.39%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Utilities Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Utilities Index and the S&P 500 Index performed over the same period.

Annual Report	24

Fidelity® MSCI Utilities Index ETF

Management’s Discussion of Fund Performance

For the 12 months ending July 31, 2016, the exchange-traded fund’s (ETF) net asset value gained 23.56%, roughly in line with the 23.77% advance of the MSCI USA IMI Utilities Index. The ETF’s market price rose 23.71% over the same time frame, while the broad-market S&P 500® index returned 5.61%. In a dividend-seeking investment environment, utilities was among the best-performing sectors for the one-year period. Additionally, the low interest rate environment boosted utilities’ investor appeal. The two largest segments of the MSCI sector index – electric utilities (+25%) and multi-utilities (+24%), which combined represented about 86% of the total index weight – provided much of the sector’s strong return, buoyed by high dividends paid by the two groups’ mainly regulated companies. Top contributors were led by electric utilities NextEra Energy (+26%) – one of the index’s largest components – followed by Duke Energy (+21%) and Southern Company (+25%). These companies benefited from solid revenue from their regulated businesses, as well as the attractiveness of their consistent dividends. Conversely, independent power producers & energy traders (-20%) and renewable electricity (-19%) – among the index’s smallest segments – were the worst-performing groups for the 12-month period. The biggest negative impact came from independent power producer NRG Energy (-36%), which fell in line with other energy-related stocks. NRG also offers a minimal dividend, making it less attractive to investors during this volatile period. Calpine (-24%) and Dynegy (-41%) also weighed on performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2016
% of fund’s net assets
NextEra Energy, Inc.	7.5
Duke Energy Corp.	7.5
The Southern Co.	6.2
Dominion Resources, Inc.	5.9
Exelon Corp.	4.3
American Electric Power Co., Inc.	4.3
PG&E Corp.	4.0
Sempra Energy	3.3
PPL Corp.	3.2
Edison International	3.2

49.4

Industries as of July 31, 2016

25	Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During PeriodB February 1, 2016 to July 31, 2016
Fidelity MSCI Consumer Discretionary Index ETF	.12%
Actual		$1,000.00	$1,114.20	$0.63	D
HypotheticalC		$1,000.00	$1,024.27	$0.60	D
Fidelity MSCI Consumer Staples Index ETF	.11%
Actual		$1,000.00	$1,096.40	$0.57
HypotheticalC		$1,000.00	$1,024.32	$0.55
Fidelity MSCI Energy Index ETF	.12%
Actual		$1,000.00	$1,171.40	$0.65	D
HypotheticalC		$1,000.00	$1,024.27	$0.60	D
Fidelity MSCI Financials Index ETF	.12%
Actual		$1,000.00	$1,118.50	$0.63	D
HypotheticalC		$1,000.00	$1,024.27	$0.60	D
Fidelity MSCI Health Care Index ETF	.12%
Actual		$1,000.00	$1,146.50	$0.64	D
HypotheticalC		$1,000.00	$1,024.27	$0.60	D
Fidelity MSCI Industrials Index ETF	.11%
Actual		$1,000.00	$1,187.60	$0.60
HypotheticalC		$1,000.00	$1,024.32	$0.55
Fidelity MSCI Information Technology Index ETF	.11%
Actual		$1,000.00	$1,137.30	$0.58
HypotheticalC		$1,000.00	$1,024.32	$0.55

Annual Report	26

	Annualized Expense RatioA	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During PeriodB February 1, 2016 to July 31, 2016
Fidelity MSCI Materials Index ETF	.11%
Actual		$1,000.00	$1,284.70	$0.62
HypotheticalC		$1,000.00	$1,024.32	$0.55
Fidelity MSCI Real Estate Index ETF	.11%
Actual		$1,000.00	$1,217.10	$0.61
HypotheticalC		$1,000.00	$1,024.32	$0.55
Fidelity MSCI Telecommunication Services Index ETF	.11%
Actual		$1,000.00	$1,198.40	$0.60
HypotheticalC		$1,000.00	$1,024.32	$0.55
Fidelity MSCI Utilities Index ETF	.11%
Actual		$1,000.00	$1,170.60	$0.59
HypotheticalC		$1,000.00	$1,024.32	$0.55

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

C	5% return per year before expenses.

D	If fees and changes to the Fund’s contractual expenses effective July 1, 2016, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio	Expenses Paid
Fidelity MSCI Consumer Discretionary Index ETF	.084%
Actual		$0.44
Hypothetical		$0.42
Fidelity MSCI Energy Index ETF	.084%
Actual		$0.45
Hypothetical		$0.42
Fidelity MSCI Financials Index ETF	.084%
Actual		$0.44
Hypothetical		$0.42
Fidelity MSCI Health Care Index ETF	.084%
Actual		$0.45
Hypothetical		$0.42

27	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 3.6%
Auto Parts & Equipment – 3.3%
American Axle & Manufacturing Holdings, Inc. (a)	6,210	$108,116
Autoliv, Inc.	7,650	809,370
BorgWarner, Inc.	18,965	629,259
Cooper-Standard Holding, Inc. (a)	1,097	96,591
Dana Holding Corp.	13,061	178,152
Delphi Automotive PLC	24,101	1,634,530
Dorman Products, Inc. (a)	2,722	173,391
Drew Industries, Inc.	2,028	185,785
Federal-Mogul Holdings Corp. Class A (a)	3,096	27,369
Fox Factory Holding Corp. (a)	1,950	37,420
Gentex Corp.	24,964	441,114
Gentherm, Inc. (a)	3,123	104,808
Johnson Controls, Inc.	56,400	2,589,888
Lear Corp.	6,495	736,858
Metaldyne Performance Group, Inc.	1,414	22,468
Modine Manufacturing Co. (a)	4,088	39,245
Motorcar Parts of America, Inc. (a)	1,535	43,026
Standard Motor Products, Inc.	1,791	75,114
Stoneridge, Inc. (a)	2,242	37,397
Superior Industries International, Inc.	1,997	61,028
Tenneco, Inc. (a)	5,045	285,143
Tower International, Inc.	1,863	42,998
Visteon Corp.	3,375	236,554

		8,595,624

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	4,770	157,362
The Goodyear Tire & Rubber Co.	23,217	665,632

		822,994

TOTAL AUTO COMPONENTS		9,418,618

AUTOMOBILES – 4.3%
Automobile Manufacturers – 4.0%
Ford Motor Co.	321,965	4,076,077
General Motors Co.	120,863	3,812,019
Tesla Motors, Inc. (a)	8,619	2,023,655
Thor Industries, Inc.	4,306	329,581
Winnebago Industries, Inc.	2,296	54,553

		10,295,885

Motorcycle Manufacturers – 0.3%
Harley-Davidson, Inc.	15,956	844,392

TOTAL AUTOMOBILES		11,140,277

DISTRIBUTORS – 1.1%
Distributors – 1.1%
Core-Mark Holding Co., Inc.	3,978	194,763
Genuine Parts Co.	12,998	1,328,915
LKQ Corp. (a)	26,686	917,732

	Shares	Value
Pool Corp.	3,639	$372,197
Weyco Group, Inc.	614	17,155

TOTAL DISTRIBUTORS		2,830,762

DIVERSIFIED CONSUMER SERVICES – 1.2%
Education Services – 0.5%
American Public Education, Inc. (a)	1,376	39,409
Apollo Group, Inc. Class A (non-vtg.) (a)	8,806	79,166
Bridgepoint Education, Inc. (a)	1,741	12,413
Bright Horizons Family Solutions, Inc. (a)	3,911	262,311
Capella Education Co.	1,083	64,839
Career Education Corp. (a)	6,255	43,222
Chegg, Inc. (a)	4,866	26,228
DeVry Education Group, Inc.	5,104	113,666
Graham Holdings Co. Class B	381	191,734
Grand Canyon Education, Inc. (a)	3,815	160,459
Houghton Mifflin Harcourt Co. (a)	9,111	154,431
K12, Inc. (a)	3,262	40,384
Strayer Education, Inc. (a)	958	43,800

		1,232,062

Specialized Consumer Services – 0.7%
Carriage Services, Inc.	1,422	34,569
H&R Block, Inc.	20,611	490,336
LifeLock, Inc. (a)	7,490	125,308
Regis Corp. (a)	3,279	44,070
Service Corp. International	16,963	470,214
ServiceMaster Global Holdings, Inc. (a)	11,748	444,427
Sotheby’s	4,295	139,115
Weight Watchers International, Inc. (a)	2,334	27,844

		1,775,883

TOTAL DIVERSIFIED CONSUMER SERVICES		3,007,945

HOTELS, RESTAURANTS & LEISURE – 15.6%
Casinos & Gaming – 1.6%
Boyd Gaming Corp. (a)	7,197	141,133
Caesars Acquisition Co. Class A (a)	4,333	46,623
Caesars Entertainment Corp. (a)	4,279	29,525
Churchill Downs, Inc.	1,144	150,013
Eldorado Resorts, Inc. (a)	1,960	28,322
Isle of Capri Casinos, Inc. (a)	2,250	42,142
Las Vegas Sands Corp.	38,013	1,925,358
MGM Resorts International (a)	39,366	943,997
Penn National Gaming, Inc. (a)	6,131	92,088
Pinnacle Entertainment, Inc. (a)	4,942	53,967
Scientific Games Corp. Class A (a)	4,404	46,925
Wynn Resorts Ltd.	7,074	692,898

		4,192,991

Hotels, Resorts & Cruise Lines – 3.3%
Belmond Ltd. Class A (a)	8,009	92,024
Carnival Corp.	36,111	1,687,106
Choice Hotels International, Inc.	3,235	156,218

See accompanying notes which are an integral part of the financial statements.

Annual Report	28

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Diamond Resorts International, Inc. (a)	3,626	$109,433
Extended Stay America, Inc.	7,002	99,148
Hilton Worldwide Holdings, Inc.	47,284	1,096,516
Interval Leisure Group, Inc.	10,142	182,353
La Quinta Holdings, Inc. (a)	8,322	102,943
Lindblad Expeditions Holdings, Inc. (a)	1,794	17,832
Marcus Corp.	1,461	32,361
Marriott International, Inc. Class A	17,658	1,266,079
Marriott Vacations Worldwide Corp.	2,127	162,290
Norwegian Cruise Line Holdings Ltd. (a)	13,870	590,862
Royal Caribbean Cruises Ltd.	15,084	1,092,685
Starwood Hotels & Resorts Worldwide, Inc.	14,664	1,144,672
Wyndham Worldwide Corp.	9,769	693,794

		8,526,316

Leisure Facilities – 0.4%
ClubCorp Holdings, Inc.	5,546	80,417
International Speedway Corp. Class A	2,271	76,692
Intrawest Resorts Holdings, Inc. (a)	1,055	15,340
Planet Fitness, Inc., Class A (a)	2,255	46,228
SeaWorld Entertainment, Inc.	5,726	88,180
Six Flags Entertainment Corp.	6,447	363,546
Speedway Motorsports, Inc.	1,091	19,278
Vail Resorts, Inc.	3,150	450,670

		1,140,351

Restaurants – 10.3%
Aramark	20,043	718,541
Biglari Holdings, Inc. (a)	101	41,926
BJ’s Restaurants, Inc. (a)	1,676	65,096
Bloomin’ Brands, Inc.	10,370	186,453
Bob Evans Farms, Inc.	1,609	59,179
Bojangles’, Inc. (a)	817	14,199
Brinker International, Inc.	4,950	233,343
Buffalo Wild Wings, Inc. (a)	1,629	273,607
Carrols Restaurant Group, Inc. (a)	2,934	35,531
Chipotle Mexican Grill, Inc. (a)	2,607	1,105,342
Chuys Holdings, Inc. (a)	1,417	47,781
Cracker Barrel Old Country Store, Inc.	1,671	263,032
Darden Restaurants, Inc.	10,630	654,383
Dave & Buster’s Entertainment, Inc. (a)	2,672	118,904
Del Frisco’s Restaurant Group, Inc. (a)	2,011	30,004
Del Taco Restaurants, Inc. (a)	3,290	34,578
Denny’s Corp. (a)	6,680	74,549
DineEquity, Inc.	1,460	118,800
Domino’s Pizza, Inc.	4,368	643,406
Dunkin’ Brands Group, Inc.	8,015	363,160
El Pollo Loco Holdings, Inc. (a)	1,906	25,083
Fiesta Restaurant Group, Inc. (a)	2,264	50,578
Jack in the Box, Inc.	3,004	265,524
McDonald’s Corp.	78,368	9,219,995

	Shares	Value
Noodles & Co. (a)	1,214	$8,971
Panera Bread Co. Class A (a)	1,993	437,105
Papa John’s International, Inc.	2,436	180,142
Popeyes Louisiana Kitchen, Inc. (a)	1,961	112,326
Potbelly Corp. (a)	1,635	21,304
Red Robin Gourmet Burgers, Inc. (a)	1,182	57,161
Ruby Tuesday, Inc. (a)	5,246	21,194
Ruth’s Hospitality Group, Inc.	2,742	43,790
Shake Shack, Inc. Class A (a)	755	30,208
Sonic Corp.	4,229	113,802
Starbucks Corp.	128,473	7,457,858
Texas Roadhouse, Inc. Class A	5,752	271,609
The Cheesecake Factory, Inc.	3,986	206,196
The Habit Restaurants, Inc. Class A (a)	1,025	16,646
Wendy’s Co.	18,787	181,482
Wingstop, Inc.	1,219	31,694
Yum! Brands, Inc.	35,542	3,178,166
Zoe’s Kitchen, Inc. (a)	1,572	55,869

		27,068,517

TOTAL HOTELS, RESTAURANTS & LEISURE		40,928,175

HOUSEHOLD DURABLES – 4.6%
Consumer Electronics – 0.5%
Garmin Ltd.	9,931	539,551
GoPro, Inc. Class A (a)	7,331	92,664
Harman International Industries, Inc.	6,205	512,781
Universal Electronics, Inc. (a)	1,278	98,841

		1,243,837

Home Furnishings – 0.9%
Ethan Allen Interiors, Inc.	2,175	75,538
La-Z-Boy, Inc.	4,319	130,520
Leggett & Platt, Inc.	11,752	617,803
Mohawk Industries, Inc. (a)	5,449	1,138,514
Tempur Sealy International, Inc. (a)	5,402	408,553

		2,370,928

Homebuilding – 1.7%
Beazer Homes U.S.A., Inc. (a)	2,842	27,255
CalAtlantic Group, Inc.	6,866	248,618
Cavco Industries, Inc. (a)	767	76,224
Century Communities, Inc. (a)	1,370	24,249
D.R. Horton, Inc.	30,584	1,005,602
Green Brick Partners, Inc. (a)	1,407	9,933
Hovnanian Enterprises, Inc. Class A (a)	10,004	18,407
Installed Building Products, Inc. (a)	1,640	58,761
KB Home	6,619	103,918
Lennar Corp. Class A	15,703	734,900
LGI Homes, Inc. (a)	1,253	43,016
M.D.C. Holdings, Inc.	3,313	87,198
M/I Homes, Inc. (a)	2,099	47,332
Meritage Homes Corp. (a)	3,348	121,834
NVR, Inc. (a)	322	549,010

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
PulteGroup, Inc.	27,425	$580,862
Taylor Morrison Home Corp. Class A (a)	2,856	46,410
Toll Brothers, Inc. (a)	14,052	393,597
TopBuild Corp. (a)	3,273	123,589
TRI Pointe Group, Inc. (a)	13,518	181,817
WCI Communities, Inc. (a)	1,982	33,357
William Lyon Homes Class A (a)	2,223	38,569

		4,554,458

Household Appliances – 0.6%
Helen of Troy Ltd. (a)	2,444	243,447
iRobot Corp. (a)	2,265	85,889
NACCO Industries, Inc. Class A	340	19,132
Whirlpool Corp.	6,699	1,288,619

		1,637,087

Housewares & Specialties – 0.9%
CSS Industries, Inc.	715	18,812
Libbey, Inc.	1,908	35,660
Newell Rubbermaid, Inc.	38,491	2,019,238
Tupperware Brands Corp.	4,395	275,479

		2,349,189

TOTAL HOUSEHOLD DURABLES		12,155,499

INTERNET & CATALOG RETAIL – 15.3%
Catalog Retail – 0.4%
HSN, Inc.	2,936	150,206
Liberty Interactive Corp. QVC Group Series A (a)	37,749	1,012,051

		1,162,257

Internet Retail – 14.9%
1-800-FLOWERS.com, Inc. Class A (a)	2,176	19,867
Amazon.com, Inc. (a)	34,787	26,396,723
Blue Nile, Inc.	996	28,944
Duluth Holdings, Inc. Class B (a)	592	14,682
Etsy, Inc. (a)	5,258	52,895
Expedia, Inc.	10,796	1,259,353
FTD Cos., Inc. (a)	1,648	41,711
Groupon, Inc. Class A (a)	37,535	180,919
Lands’ End, Inc. (a)	1,489	21,159
Liberty Media Corp. Series A (a)	11,799	444,940
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,926	140,268
Netflix, Inc. (a)	37,229	3,397,146
NutriSystem, Inc.	2,474	73,181
Overstock.com, Inc. (a)	1,466	23,896
PetMed Express, Inc.	1,814	37,604
priceline.com, Inc. (a)	4,312	5,824,693
Shutterfly, Inc. (a)	2,859	152,070
TripAdvisor, Inc. (a)	10,397	727,478

	Shares	Value
Wayfair, Inc. Class A(a)	2,389	$103,922

		38,941,451

TOTAL INTERNET & CATALOG RETAIL		40,103,708

LEISURE PRODUCTS – 1.3%
Leisure Products – 1.3%
Brunswick Corp.	7,906	392,296
Callaway Golf Co.	7,693	82,315
Hasbro, Inc.	9,739	791,099
Mattel, Inc.	29,616	988,582
Nautilus, Inc. (a)	2,527	47,609
Polaris Industries, Inc.	5,339	527,226
Smith & Wesson Holding Corp. (a)	4,691	138,150
Sturm, Ruger & Co., Inc.	1,615	109,820
Vista Outdoor, Inc. (a)	5,371	268,818

TOTAL LEISURE PRODUCTS		3,345,915

MEDIA – 22.7%
Advertising – 1.0%
Clear Channel Outdoor Holding, Inc. Class A	2,823	19,733
Interpublic Group of Companies, Inc.	35,034	807,884
MDC Partners, Inc. Class A	4,276	54,562
National CineMedia, Inc.	5,626	87,653
Omnicom Group, Inc.	20,807	1,712,208

		2,682,040

Broadcasting – 1.7%
CBS Corp. Class B (non-vtg.)	36,621	1,912,349
Discovery Communications, Inc. Class A (a)	12,986	325,819
Discovery Communications, Inc. Class C (non-vtg.) (a)	20,856	511,806
E.W. Scripps Co. Class A (a)	4,602	78,050
Entercom Communications Corp. Class A	1,909	27,890
Entravision Communications Corp. Class A	5,449	39,560
Gray Television, Inc. (a)	5,779	57,212
Media General, Inc. (a)	7,735	136,059
Nexstar Broadcasting Group, Inc. Class A	2,713	137,142
Scripps Networks Interactive, Inc. Class A	6,982	461,231
Sinclair Broadcast Group, Inc. Class A	5,932	165,028
TEGNA, Inc.	18,228	399,193
Tribune Media Co. Class A	6,848	253,718

		4,505,057

Cable & Satellite – 9.7%
AMC Networks, Inc. Class A (a)	5,306	293,740
Cable One, Inc.	435	227,888
Charter Communications, Inc. Class A (a)	18,728	4,398,645
Comcast Corp. Class A	211,471	14,221,425

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Common Stocks – continued
	Shares	Value
MEDIA – continued
Cable & Satellite – continued
DISH Network Corp. Class A (a)	19,654	$1,049,917
Liberty Broadband Corp. Class A (a)	2,256	141,699
Liberty Broadband Corp. Class C (a)	6,131	388,154
Liberty Global PLC LiLAC Series C (a)	9,810	343,350
Liberty Global PLC Series A (a)	24,821	787,074
Liberty Global PLC Series C (a)	54,221	1,678,140
Liberty SiriusXM Group Class A (a)	8,022	286,786
Liberty SiriusXM Group Class C (a)	17,475	615,994
Loral Space & Communications Ltd. (a)	1,195	41,980
MSG Networks, Inc. (a)	5,251	84,278
Sirius XM Holdings, Inc. (a)	176,774	776,038
Starz – Liberty Capital Series A (a)	7,447	225,123

		25,560,231

Movies & Entertainment – 9.7%
AMC Entertainment Holdings, Inc. Class A	1,863	54,809
Carmike Cinemas, Inc. (a)	1,950	60,099
Cinemark Holdings, Inc.	9,126	343,138
DreamWorks Animation SKG, Inc. Class A (a)	6,550	268,353
Global Eagle Entertainment, Inc. (a)	4,132	33,882
IMAX Corp. (a)	5,551	175,356
Liberty Braves Group Class A (a)	762	12,565
Liberty Braves Group Class C (a)	2,773	44,313
Liberty Media Group Class A (a)	2,029	46,058
Liberty Media Group Class C (a)	4,385	98,312
Lions Gate Entertainment Corp.	9,179	183,488
Live Nation Entertainment, Inc. (a)	11,417	313,054
Regal Entertainment Group Class A	7,435	174,871
The Madison Square Garden Co. (a)	1,649	301,421
The Walt Disney Co.	134,724	12,926,768
Time Warner, Inc.	68,679	5,264,245
Twenty-First Century Fox, Inc. Class A	97,390	2,594,470
Twenty-First Century Fox, Inc. Class B	38,086	1,029,465
Viacom, Inc. Class B (non-vtg.)	30,147	1,370,784
World Wrestling Entertainment, Inc. Class A	2,922	57,710

		25,353,161

Publishing – 0.6%
Gannett Co., Inc.	9,634	122,930
John Wiley & Sons, Inc. Class A	3,992	230,338
Meredith Corp.	3,068	167,145
New Media Investment Group, Inc.	3,962	69,969
News Corp. Class A	33,036	428,477
Scholastic Corp.	2,245	92,269
The New York Times Co. Class A	11,145	144,662
Time, Inc.	9,023	147,346
tronc, Inc.	2,016	30,220

		1,433,356

TOTAL MEDIA		59,533,845

	Shares	Value
MULTILINE RETAIL – 4.2%
Department Stores – 1.0%
Dillard’s, Inc. Class A	1,841	$124,599
J.C. Penney Co., Inc. (a)	26,407	255,092
Kohl’s Corp.	16,458	684,488
Macy’s, Inc.	26,909	964,149
Nordstrom, Inc.	11,287	499,224
Sears Holdings Corp. (a)	2,305	35,520

		2,563,072

General Merchandise Stores – 3.2%
Big Lots, Inc.	4,355	231,599
Dollar General Corp.	25,262	2,393,322
Dollar Tree, Inc. (a)	20,405	1,964,797
Fred’s, Inc. Class A	2,993	47,559
Ollie’s Bargain Outlet Holdings, Inc. (a)	2,855	74,630
Target Corp.	49,747	3,747,442
Tuesday Morning Corp. (a)	4,035	31,836

		8,491,185

TOTAL MULTILINE RETAIL		11,054,257

SPECIALTY RETAIL – 19.7%
Apparel Retail – 4.7%
Abercrombie & Fitch Co. Class A	5,950	123,225
American Eagle Outfitters, Inc.	15,936	285,573
Ascena Retail Group, Inc. (a)	13,596	110,535
Burlington Stores, Inc. (a)	6,592	504,354
Caleres, Inc.	3,809	100,253
Chico’s FAS, Inc.	11,386	136,746
Citi Trends, Inc.	1,377	22,968
DSW, Inc. Class A	6,464	156,817
Express, Inc. (a)	6,524	97,599
Finish Line, Inc. Class A	3,800	82,574
Foot Locker, Inc.	11,908	709,955
Francescas Holdings Corp. (a)	3,798	48,273
Gap, Inc.	20,995	541,461
Genesco, Inc. (a)	1,919	133,217
Guess?, Inc.	5,511	81,122
L Brands, Inc.	21,375	1,579,612
Ross Stores, Inc.	35,160	2,173,943
Shoe Carnival, Inc.	1,362	35,834
Stage Stores, Inc.	2,884	17,102
Stein Mart, Inc.	2,602	22,377
Tailored Brands, Inc.	3,936	57,662
The Buckle, Inc.	2,526	69,187
The Cato Corp. Class A	2,235	79,946
The Children’s Place Retail Stores, Inc.	1,763	147,352
TJX Companies, Inc.	58,194	4,755,614
Urban Outfitters, Inc. (a)	7,635	228,286
Zumiez, Inc. (a)	1,696	28,798

		12,330,385

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – 3.2%
Advance Auto Parts, Inc.	6,358	$1,079,970
Asbury Automotive Group, Inc. (a)	1,938	117,831
AutoNation, Inc. (a)	6,494	346,455
AutoZone, Inc. (a)	2,624	2,135,857
CarMax, Inc. (a)	17,057	993,741
CST Brands, Inc.	6,614	295,778
Group 1 Automotive, Inc.	2,027	126,323
Lithia Motors, Inc. Class A	2,018	174,133
Monro Muffler Brake, Inc.	2,828	177,089
Murphy USA, Inc. (a)	3,614	276,977
O’Reilly Automotive, Inc. (a)	8,453	2,456,696
Penske Automotive Group, Inc.	3,871	153,369
Sonic Automotive, Inc. Class A	2,485	45,177
TravelCenters of America LLC (a)	2,849	23,333

		8,402,729

Computer & Electronics Retail – 0.4%
Best Buy Co., Inc.	25,273	849,173
Conn’s, Inc. (a)	1,538	10,935
GameStop Corp. Class A	9,134	282,697
Rent-A-Center, Inc.	4,479	48,373

		1,191,178

Home Improvement Retail – 8.3%
Home Depot, Inc.	110,204	15,234,601
Lowe’s Companies, Inc.	79,095	6,507,936
Lumber Liquidators Holdings, Inc. (a)	2,290	34,419
Tile Shop Holdings, Inc. (a)	2,841	48,439

		21,825,395

Homefurnishing Retail – 0.6%
Aarons, Inc. Class A	5,798	138,862
Bed Bath & Beyond, Inc.	14,175	637,166
Haverty Furniture Companies, Inc.	1,612	29,709
Kirkland’s, Inc. (a)	1,380	21,031
Mattress Firm Holding Corp. (a)	1,508	44,999
Pier 1 Imports, Inc.	7,483	38,313
Restoration Hardware Holdings, Inc. (a)	3,241	99,855
Select Comfort Corp. (a)	4,368	104,221
Williams-Sonoma, Inc.	7,419	401,220

		1,515,376

Specialty Stores – 2.5%
Barnes & Noble Education, Inc. (a)	3,339	38,599
Barnes & Noble, Inc.	5,236	68,487
Big 5 Sporting Goods Corp.	1,668	17,614
Cabela’s, Inc. Class A (a)	3,820	197,227
Dick’s Sporting Goods, Inc.	7,829	401,549
Five Below, Inc. (a)	4,772	243,420
GNC Holdings, Inc. Class A	6,436	131,359
Hibbett Sports, Inc. (a)	1,918	66,977
MarineMax, Inc. (a)	2,229	45,026
Office Depot, Inc. (a)	44,943	155,503

	Shares	Value
Outerwall, Inc.	1,452	$76,462
Party City Holdings, Inc. (a)	2,595	41,572
Sally Beauty Holdings, Inc. (a)	12,674	371,728
Signet Jewelers Ltd.	6,581	578,536
Sportsman’s Warehouse Holdings, Inc. (a)	2,717	27,659
Staples, Inc.	56,148	521,615
The Container Store Group, Inc. (a)	1,625	8,986
The Michaels Cos., Inc. (a)	8,953	236,001
Tiffany & Co., Inc.	11,161	720,108
Tractor Supply Co.	11,651	1,067,814
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,264	1,375,009
Vitamin Shoppe, Inc. (a)	2,125	62,177
Winmark Corp.	189	19,008

		6,472,436

TOTAL SPECIALTY RETAIL		51,737,499

TEXTILES, APPAREL & LUXURY GOODS – 6.3%
Apparel, Accessories & Luxury Goods – 3.5%
Carter’s, Inc.	4,484	454,005
Coach, Inc.	24,090	1,038,520
Columbia Sportswear Co.	2,433	139,289
Fossil Group, Inc. (a)	3,722	117,615
G-III Apparel Group Ltd. (a)	3,617	144,789
Hanesbrands, Inc.	34,016	906,867
Iconix Brand Group, Inc. (a)	3,351	24,127
Kate Spade & Co. (a)	11,137	241,562
lululemon athletica, Inc. (a)	9,616	746,682
Michael Kors Holdings Ltd. (a)	15,562	804,867
Movado Group, Inc.	1,421	32,100
Oxford Industries, Inc.	1,293	73,934
PVH Corp.	7,119	719,446
Ralph Lauren Corp.	5,034	493,785
Sequential Brands Group, Inc. (a)	4,591	37,325
Tumi Holdings, Inc. (a)	4,884	130,647
Under Armour, Inc. Class A (a)	15,851	625,480
Under Armour, Inc. Class C (a)	16,247	580,018
Vera Bradley, Inc. (a)	1,657	24,126
VF Corp.	29,654	1,851,299

		9,186,483

Footwear – 2.8%
Crocs, Inc. (a)	6,336	71,787
Deckers Outdoor Corp. (a)	2,659	175,521
NIKE, Inc. Class B	117,329	6,511,759
Skechers U.S.A., Inc. Class A (a)	11,283	271,018
Steven Madden Ltd. (a)	4,823	168,901
Wolverine World Wide, Inc.	9,064	221,977

		7,420,963

See accompanying notes which are an integral part of the financial statements.

Annual Report	32

Common Stocks – continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Textiles – 0.0%
Unifi, Inc. (a)	1,310	$35,409

TOTAL TEXTILES, APPAREL & LUXURY GOODS		16,642,855

TOTAL COMMON STOCKS (Cost $269,318,847)		261,899,355

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $300,160)	300,160	$300,160

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $269,619,007)		262,199,515

NET OTHER ASSETS (LIABILITIES) – 0.0%		121,992

NET ASSETS – 100%		$262,321,507

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$261,899,355	$261,899,355	$—	$—
Money Market Funds	300,160	300,160	—	—

Total Investments in Securities:	$262,199,515	$262,199,515	$—	$—

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity MSCI Consumer Staples Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 21.2%
Brewers – 1.0%
Molson Coors Brewing Co. Class B	25,933	$2,649,315
The Boston Beer Co., Inc. Class A (a)	1,354	247,620

		2,896,935

Distillers & Vintners – 2.0%
Brown-Forman Corp. Class B	15,341	1,506,333
Constellation Brands, Inc. Class A	24,212	3,986,021
MGP Ingredients, Inc.	1,739	74,777

		5,567,131

Soft Drinks – 18.2%
Coca-Cola Bottling Co. Consolidated	756	107,662
Dr Pepper Snapple Group, Inc.	25,829	2,544,415
Monster Beverage Corp. (a)	18,349	2,947,400
National Beverage Corp. (a)	1,765	101,240
PepsiCo, Inc.	198,412	21,611,035
The Coca-Cola Co.	564,595	24,633,280

		51,945,032

TOTAL BEVERAGES		60,409,098

FOOD & STAPLES RETAILING – 21.9%
Drug Retail – 8.4%
CVS Health Corp.	140,791	13,054,142
Rite Aid Corp. (a)	145,114	1,015,798
Walgreens Boots Alliance, Inc.	126,034	9,988,194

		24,058,134

Food Distributors – 1.7%
Performance Food Group Co. (a)	5,288	145,103
SpartanNash Co.	5,472	172,368
Sysco Corp.	73,844	3,824,381
The Andersons, Inc.	4,019	148,622
The Chefs’ Warehouse, Inc. (a)	3,310	53,456
United Natural Foods, Inc. (a)	7,104	355,058

		4,698,988

Food Retail – 2.6%
Casey’s General Stores, Inc.	5,430	725,122
Ingles Markets, Inc. Class A	1,876	72,845
Natural Grocers by Vitamin Cottage, Inc. (a)	1,967	26,928
Smart & Final Stores, Inc. (a)	4,701	64,827
Sprouts Farmers Market, Inc. (a)	20,054	463,849
SUPERVALU, Inc. (a)	38,651	188,617
The Kroger Co.	127,431	4,356,866
Village Super Market, Inc. Class A	1,324	41,891
Weis Markets, Inc.	1,853	95,745
Whole Foods Market, Inc.	44,868	1,367,577

		7,404,267

Hypermarkets & Super Centers – 9.2%
Costco Wholesale Corp.	60,448	10,108,114
PriceSmart, Inc.	2,836	220,868

	Shares	Value
Wal-Mart Stores, Inc.	219,972	$16,051,357

		26,380,339

TOTAL FOOD & STAPLES RETAILING		62,541,728

FOOD PRODUCTS – 20.4%
Agricultural Products – 2.4%
Archer-Daniels-Midland Co.	81,973	3,695,343
Bunge Ltd.	19,520	1,285,197
Darling Ingredients, Inc. (a)	23,258	367,011
Fresh Del Monte Produce, Inc.	4,761	270,663
Ingredion, Inc.	9,956	1,326,537

		6,944,751

Packaged Foods & Meats – 18.0%
Amplify Snack Brands, Inc. (a)	5,256	74,950
B&G Foods, Inc.	8,736	450,690
Blue Buffalo Pet Products, Inc. (a)	9,827	252,357
Cal-Maine Foods, Inc.	4,441	186,078
Calavo Growers, Inc.	2,298	151,162
Campbell Soup Co.	27,832	1,733,099
ConAgra Foods, Inc.	56,847	2,658,166
Dean Foods Co.	13,140	242,564
Farmer Bros Co. (a)	1,471	45,116
Flowers Foods, Inc.	26,780	492,484
Freshpet, Inc. (a)	3,554	31,062
General Mills, Inc.	81,616	5,867,374
Hormel Foods Corp.	40,294	1,504,981
J&J Snack Foods Corp.	2,134	259,516
John B Sanfilippo & Son, Inc.	1,334	62,258
Kellogg Co.	36,193	2,993,523
Lancaster Colony Corp.	2,708	351,932
Landec Corp. (a)	4,190	48,185
McCormick & Co., Inc. (non-vtg.)	15,938	1,629,660
Mead Johnson Nutrition Co.	25,711	2,293,421
Mondelez International, Inc. Class A	215,656	9,484,551
Omega Protein Corp. (a)	3,003	67,628
Pinnacle Foods, Inc.	16,222	814,507
Post Holdings, Inc. (a)	8,917	772,836
Sanderson Farms, Inc.	2,904	254,361
Seaboard Corp. (a)	43	125,990
Seneca Foods Corp. Class A (a)	1,117	43,753
Snyders-Lance, Inc.	10,769	368,946
The Hain Celestial Group, Inc. (a)	14,349	757,484
The Hershey Co.	20,428	2,262,605
The JM Smucker Co.	16,498	2,543,332
The Kraft Heinz Co.	83,429	7,207,431
The WhiteWave Foods Co. (a)	24,393	1,353,568
Tootsie Roll Industries, Inc.	2,926	108,642
TreeHouse Foods, Inc. (a)	7,841	809,113
Tyson Foods, Inc. Class A	40,383	2,972,189

		51,275,514

TOTAL FOOD PRODUCTS		58,220,265

See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 18.4%
Household Products – 18.4%
Central Garden and Pet Co. (a)	1,526	$37,021
Central Garden and Pet Co. Class A (a)	4,952	112,856
Church & Dwight Co., Inc.	17,914	1,759,871
Colgate-Palmolive Co.	116,593	8,678,017
Energizer Holdings, Inc.	8,513	438,675
HRG Group, Inc. (a)	15,860	236,155
Kimberly-Clark Corp.	49,633	6,429,955
Spectrum Brands Holdings, Inc.	3,752	483,145
The Clorox Co.	17,850	2,339,600
The Procter & Gamble Co.	371,500	31,796,685
WD-40 Co.	2,063	237,204

TOTAL HOUSEHOLD PRODUCTS		52,549,184

PERSONAL PRODUCTS – 1.8%
Personal Products – 1.8%
Avon Products, Inc.	62,330	253,683
Edgewell Personal Care Co. (a)	8,175	691,687
Elizabeth Arden, Inc. (a)	3,038	42,228
Herbalife Ltd. (a)	9,691	659,085
Inter Parfums, Inc.	2,643	86,003
Medifast, Inc.	1,228	43,250
Natural Health Trends Corp.	1,094	36,748
Nu Skin Enterprises, Inc. Class A	7,852	419,297
Revlon, Inc. Class A (a)	2,099	74,494
The Estee Lauder Cos., Inc. Class A	30,579	2,840,789
USANA Health Sciences, Inc. (a)	807	110,817

TOTAL PERSONAL PRODUCTS		5,258,081

	Shares	Value
TOBACCO – 16.1%
Tobacco – 16.1%
Altria Group, Inc.	268,766	$18,195,458
Philip Morris International, Inc.	212,679	21,323,197
Reynolds American, Inc.	117,797	5,896,918
Universal Corp.	3,132	185,759
Vector Group Ltd.	13,070	288,716

TOTAL TOBACCO		45,890,048

TOTAL COMMON STOCKS (Cost $264,387,617)		284,868,404

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $279,881)	279,881	279,881

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $264,667,498)		285,148,285

NET OTHER ASSETS (LIABILITIES) – 0.1%		355,447

NET ASSETS – 100%		$285,503,732

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$284,868,404	$284,868,404	$—	$—
Money Market Funds	279,881	279,881	—	—

Total Investments in Securities:	$285,148,285	$285,148,285	$—	$—

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity MSCI Energy Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 17.6%
Oil & Gas Drilling – 2.0%
Atwood Oceanics, Inc.	25,970	$277,360
Diamond Offshore Drilling, Inc.	24,114	547,870
Ensco PLC Class A	96,071	880,971
Helmerich & Payne, Inc.	33,216	2,058,395
Nabors Industries Ltd.	92,420	831,780
Noble Corp. PLC	83,388	615,403
Parker Drilling Co. (a)	63,794	132,054
Patterson-UTI Energy, Inc.	47,757	926,008
Rowan Cos. PLC Class A	40,538	617,799
Transocean Ltd.	109,918	1,207,999
Transocean Partners LLC	13,842	151,155
Unit Corp. (a)	22,026	275,325

		8,522,119

Oil & Gas Equipment & Services – 15.6%
Archrock, Inc.	28,931	257,775
Baker Hughes, Inc.	124,623	5,960,718
Bristow Group, Inc.	13,847	149,686
CARBO Ceramics, Inc.	13,039	183,850
Core Laboratories N.V.	13,235	1,545,980
Dril-Quip, Inc. (a)	12,709	691,751
Exterran Corp. (a)	16,833	214,116
Fairmount Santrol Holdings, Inc. (a)	40,287	275,966
FMC Technologies, Inc. (a)	70,314	1,784,569
Forum Energy Technologies, Inc. (a)	22,996	375,525
Frank’s International N.V.	17,203	211,941
Halliburton Co.	255,198	11,141,945
Helix Energy Solutions Group, Inc. (a)	40,842	324,286
Hornbeck Offshore Services, Inc. (a)	9,829	78,435
Matrix Service Co. (a)	13,092	216,935
McDermott International, Inc. (a)	87,094	451,147
National Oilwell Varco, Inc.	113,587	3,674,540
Natural Gas Services Group, Inc. (a)	7,219	181,269
Newpark Resources, Inc. (a)	39,316	248,477
Oceaneering International, Inc.	31,965	891,184
Oil States International, Inc. (a)	18,008	556,807
PHI, Inc. (non-vtg.) (a)	6,929	133,868
RigNet, Inc. (a)	11,121	132,896
RPC, Inc. (a)	25,125	364,061
Schlumberger Ltd.	411,718	33,151,533
SEACOR Holdings, Inc. (a)	6,379	360,541
Superior Energy Services, Inc.	49,885	796,664
Tesco Corp.	26,390	174,438
TETRA Technologies, Inc. (a)	40,924	245,953
Tidewater, Inc.	14,910	63,666
US Silica Holdings, Inc.	20,811	717,355
Weatherford International PLC (a)	274,340	1,558,251

		67,116,128

TOTAL ENERGY EQUIPMENT & SERVICES		75,638,247

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 82.3%
Coal & Consumable Fuels – 0.3%
CONSOL Energy, Inc.	58,569	$1,135,067

Integrated Oil & Gas – 40.5%
Chevron Corp.	556,369	57,016,695
Exxon Mobil Corp.	1,125,083	100,076,133
Occidental Petroleum Corp.	226,485	16,925,224

		174,018,052

Oil & Gas Exploration & Production – 26.1%
Anadarko Petroleum Corp.	151,574	8,265,330
Antero Resources Corp. (a)	48,151	1,261,075
Apache Corp.	113,245	5,945,363
Bill Barrett Corp. (a)	28,276	168,808
Cabot Oil & Gas Corp.	138,737	3,422,642
California Resources Corp.	19,583	200,922
Callon Petroleum Co. (a)	42,661	485,909
Carrizo Oil & Gas, Inc. (a)	19,005	623,364
Chesapeake Energy Corp. (a)	192,979	1,045,946
Cimarex Energy Co.	28,724	3,447,454
Cobalt International Energy, Inc. (a)	99,975	148,963
Concho Resources, Inc. (a)	38,810	4,820,202
ConocoPhillips	366,810	14,973,184
Continental Resources, Inc. (a)	29,524	1,300,532
Denbury Resources, Inc.	120,403	349,169
Devon Energy Corp.	137,843	5,276,630
Diamondback Energy, Inc. (a)	23,775	2,087,207
Eclipse Resources Corp. (a)	26,916	84,785
Energen Corp.	30,557	1,447,791
EOG Resources, Inc.	163,285	13,340,385
EQT Corp.	51,633	3,761,980
EXCO Resources, Inc. (a)	115,501	159,391
Gran Tierra Energy, Inc. (a)	118,558	328,406
Gulfport Energy Corp. (a)	39,284	1,142,772
Hess Corp.	85,348	4,578,920
Jones Energy, Inc. Class A (a)	7,032	26,018
Kosmos Energy Ltd. (a)	61,098	339,094
Laredo Petroleum, Inc. (a)	55,106	552,162
Marathon Oil Corp.	248,949	3,395,664
Matador Resources Co. (a)	29,080	613,297
Memorial Resource Development Corp. (a)	29,930	448,351
Murphy Oil Corp.	51,278	1,406,556
Newfield Exploration Co. (a)	60,477	2,618,654
Noble Energy, Inc.	128,955	4,606,273
Northern Oil and Gas, Inc. (a)	37,585	148,837
Oasis Petroleum, Inc. (a)	59,629	453,180
Parsley Energy, Inc. Class A (a)	44,557	1,270,320
PDC Energy, Inc. (a)	15,028	823,084
Pioneer Natural Resources Co.	48,729	7,921,874
QEP Resources, Inc.	74,929	1,363,708
Range Resources Corp.	52,133	2,101,481
Rice Energy, Inc. (a)	5,339	124,505

See accompanying notes which are an integral part of the financial statements.

Annual Report	36

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
RSP Permian, Inc. (a)	23,529	$845,868
Sanchez Energy Corp. (a)	9,716	61,599
SM Energy Co.	23,434	635,764
Southwestern Energy Co. (a)	147,138	2,145,272
Synergy Resources Corp. (a)	67,396	438,748
Whiting Petroleum Corp. (a)	60,485	445,774
WPX Energy, Inc. (a)	105,446	1,053,406

		112,506,619

Oil & Gas Refining & Marketing – 7.5%
Alon USA Energy, Inc.	20,920	147,904
Clean Energy Fuels Corp. (a)	48,868	146,115
CVR Energy, Inc.	11,172	165,346
Delek US Holdings, Inc.	21,838	273,412
Green Plains, Inc.	14,497	328,792
HollyFrontier Corp.	52,941	1,345,760
Marathon Petroleum Corp.	158,376	6,238,431
Par Pacific Holdings, Inc. (a)	11,804	177,060
PBF Energy, Inc. Class A	32,781	732,328
Phillips 66	141,172	10,737,542
Renewable Energy Group, Inc. (a)	20,275	197,681
REX American Resources Corp. (a)	3,027	199,177
Tesoro Corp.	36,488	2,778,561
Valero Energy Corp.	140,399	7,340,060
Western Refining, Inc.	29,744	620,162
World Fuel Services Corp.	22,674	1,079,282

		32,507,613

Oil & Gas Storage & Transportation – 7.9%
Cheniere Energy, Inc. (a)	61,154	2,558,072
Enbridge Energy Management LLC (a)	22,249	514,175

	Shares	Value
EnLink Midstream LLC	21,571	$332,840
Gener8 Maritime, Inc. (a)	25,009	133,048
Kinder Morgan, Inc.	563,802	11,462,095
ONEOK, Inc.	63,886	2,861,454
Plains GP Holdings LP Class A	82,689	878,157
SemGroup Corp. Class A	18,158	525,856
Spectra Energy Corp.	200,461	7,210,582
Tallgrass Energy GP LP	17,147	399,696
Targa Resources Corp.	49,662	1,850,406
The Williams Cos., Inc.	213,868	5,126,416

		33,852,797

TOTAL OIL, GAS & CONSUMABLE FUELS		354,020,148

TOTAL COMMON STOCKS (Cost $466,628,437)		429,658,395

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $314,205)	314,205	314,205

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $466,942,642)		429,972,600

NET OTHER ASSETS (LIABILITIES) – 0.0%		66,550

NET ASSETS – 100%		$430,039,150

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$429,658,395	$429,658,395	$—	$—
Money Market Funds	314,205	314,205	—	—

Total Investments in Securities:	$429,972,600	$429,972,600	$—	$—

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity MSCI Financials Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BANKS – 31.3%
Diversified Banks – 21.1%
Bank of America Corp.	626,553	$9,078,753
Citigroup, Inc.	178,885	7,836,952
Comerica, Inc.	10,611	480,042
JPMorgan Chase & Co.	222,703	14,246,311
US Bancorp	105,432	4,446,067
Wells Fargo & Co.	292,646	14,038,228

		50,126,353

Regional Banks – 10.2%
1st Source Corp.	1,045	35,122
Ameris Bancorp	1,985	65,823
Arrow Financial Corp.	762	24,072
Associated Banc-Corp	9,047	168,274
Banc of California, Inc.	2,568	56,958
Bancfirst Corp.	431	28,261
BancorpSouth, Inc.	5,201	123,888
Bank of Hawaii Corp.	2,612	180,019
Bank of the Ozarks, Inc.	5,553	199,840
BankUnited, Inc.	6,347	190,537
Banner Corp.	1,046	43,660
BB&T Corp.	49,214	1,814,520
BBCN Bancorp, Inc.	4,911	75,482
Berkshire Hills Bancorp, Inc.	1,909	50,340
Blue Hills Bancorp, Inc.	1,583	22,558
BNC Bancorp	2,601	63,100
BOK Financial Corp.	1,212	79,059
Boston Private Financial Holdings, Inc.	5,081	61,582
Bridge Bancorp, Inc.	1,063	30,944
Brookline Bancorp, Inc.	4,349	49,535
Bryn Mawr Bank Corp.	957	28,069
Camden National Corp.	642	27,914
Capital Bank Financial Corp. Class A	1,476	44,118
Cardinal Financial Corp.	1,967	50,670
Cascade Bancorp (a)	1,964	11,077
Cathay General Bancorp	4,651	139,437
Centerstate Banks, Inc.	2,849	47,464
Central Pacific Financial Corp.	1,902	46,656
Chemical Financial Corp.	2,279	94,305
CIT Group, Inc.	12,158	420,180
Citizens Financial Group, Inc.	32,017	714,940
City Holding Co.	952	44,458
CoBiz Financial, Inc.	2,284	28,207
Columbia Banking System, Inc.	3,537	107,242
Commerce Bancshares, Inc.	5,301	250,684
Community Bank System, Inc.	2,643	116,636
Community Trust Bancorp, Inc.	1,015	35,302
ConnectOne Bancorp, Inc.	1,759	29,745
Cullen/Frost Bankers, Inc.	3,399	230,758
Customers Bancorp, Inc. (a)	1,633	42,033
CVB Financial Corp.	6,171	101,513
Eagle Bancorp, Inc. (a)	1,803	92,945

	Shares	Value
East West Bancorp, Inc.	8,782	$300,520
Enterprise Financial Services Corp.	1,301	37,417
FCB Financial Holdings, Inc. Class A (a)	2,059	72,003
Fidelity Southern Corp.	1,242	21,375
Fifth Third Bancorp	47,596	903,372
Financial Institutions, Inc.	861	23,161
First BanCorp (a)	7,101	32,594
First BanCorp/NC	1,125	21,060
First Busey Corp.	1,854	41,771
First Citizens BancShares, Inc. Class A	430	111,705
First Commonwealth Financial Corp.	5,428	52,380
First Community Bancshares, Inc.	984	22,563
First Financial Bancorp	3,843	81,894
First Financial Bankshares, Inc.	3,168	108,251
First Financial Corp.	565	21,640
First Horizon National Corp.	14,337	208,747
First Interstate Bancsystem, Inc. Class A	1,301	37,781
First Merchants Corp.	2,353	61,649
First Midwest Bancorp, Inc.	4,763	88,925
First NBC Bank Holding Co. (a)	953	18,136
First Niagara Financial Group, Inc.	21,603	219,919
First Republic Bank	8,874	636,000
FirstMerit Corp.	10,157	215,633
Flushing Financial Corp.	1,650	36,811
FNB Corp.	12,768	152,578
Fulton Financial Corp.	10,517	143,557
German American Bancorp, Inc.	744	25,296
Glacier Bancorp, Inc.	4,702	129,681
Great Southern Bancorp, Inc.	596	23,363
Great Western Bancorp, Inc.	3,568	118,351
Hancock Holding Co.	4,746	137,587
Hanmi Financial Corp.	1,979	48,525
Heartland Financial USA, Inc.	1,112	40,833
Heritage Financial Corp.	1,755	30,642
Hilltop Holdings, Inc. (a)	4,811	104,784
Home BancShares, Inc.	7,712	160,949
HomeTrust Bancshares, Inc. (a)	1,005	18,472
Huntington Bancshares, Inc.	48,238	458,261
Iberiabank Corp.	2,475	154,613
Independent Bank Corp.	1,610	80,838
Independent Bank Group, Inc.	634	26,793
International Bancshares Corp.	3,444	94,434
Investors Bancorp, Inc.	20,390	231,630
KeyCorp	50,679	592,944
Lakeland Bancorp, Inc.	2,558	30,466
Lakeland Financial Corp.	1,053	54,072
LegacyTexas Financial Group, Inc.	2,757	78,630
Live Oak Bancshares, Inc.	1,106	14,500
M&T Bank Corp.	8,689	995,412
MainSource Financial Group, Inc.	1,408	31,356
MB Financial, Inc.	4,258	163,465
Mercantile Bank Corp.	1,021	25,709
National Bank Holdings Corp. Class A	1,856	37,176

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
NBT Bancorp, Inc.	2,573	$76,727
OFG Bancorp	2,701	28,658
Old National Bancorp	7,932	104,385
Opus Bank	1,055	34,055
Pacific Premier Bancorp, Inc. (a)	1,392	33,617
PacWest Bancorp	6,884	284,653
Park National Corp.	779	69,736
People’s United Financial, Inc.	18,870	286,069
Peoples Bancorp, Inc.	873	19,599
Pinnacle Financial Partners, Inc.	2,639	140,157
Popular, Inc.	6,233	209,990
Preferred Bank	723	23,620
PrivateBancorp, Inc.	4,544	200,845
Prosperity Bancshares, Inc.	4,071	207,987
Regions Financial Corp.	78,010	715,352
Renasant Corp.	2,471	79,616
Republic Bancorp, Inc. Class A	646	19,257
S&T Bancorp, Inc.	2,189	55,798
Sandy Spring Bancorp, Inc.	1,473	43,954
Seacoast Banking Corp. of Florida (a)	1,525	24,354
ServisFirst Bancshares, Inc.	1,320	66,832
Signature Bank (a)	3,071	369,257
Simmons First National Corp. Class A	1,631	74,944
South State Corp.	1,446	105,428
Southside Bancshares, Inc.	1,504	46,007
State Bank Financial Corp.	2,161	47,283
Sterling Bancorp/DE	7,558	127,655
Stock Yards Bancorp, Inc.	1,332	39,347
Sun Bancorp, Inc. (a)	651	13,892
SunTrust Banks, Inc.	30,622	1,295,004
SVB Financial Group (a)	3,146	315,921
Synovus Financial Corp.	7,697	234,297
Talmer Bancorp, Inc. Class A	4,051	85,152
TCF Financial Corp.	9,720	132,095
Texas Capital Bancshares, Inc. (a)	2,769	134,407
The Bancorp, Inc. (a)	2,210	11,713
The First of Long Island Corp.	870	26,404
The PNC Financial Services Group, Inc.	30,436	2,515,535
Tompkins Financial Corp.	745	54,191
Towne Bank	3,401	78,053
Trico Bancshares	1,204	31,328
TriState Capital Holdings Inc. (a)	1,399	19,964
Trustmark Corp.	4,144	108,158
UMB Financial Corp.	2,581	143,013
Umpqua Holdings Corp.	13,503	205,651
Union Bankshares Corp.	2,655	71,260
United Bankshares, Inc.	4,224	161,779
United Community Banks, Inc.	4,058	78,076
Univest Corp. of Pennsylvania	1,530	32,268
Valley National Bancorp	14,629	132,685
Washington Trust Bancorp, Inc.	897	34,050

	Shares	Value
Webster Financial Corp.	5,538	$199,146
WesBanco, Inc.	2,357	72,878
Westamerica BanCorp.	1,561	73,429
Western Alliance Bancorp (a)	5,693	193,733
Wilshire Bancorp, Inc.	4,482	48,137
Wintrust Financial Corp.	3,130	165,264
Yadkin Financial Corp.	2,560	64,486
Zions BanCorp.	12,457	347,301

		24,262,603

TOTAL BANKS		74,388,956

CAPITAL MARKETS – 10.2%
Asset Management & Custody Banks – 5.8%
Affiliated Managers Group, Inc. (a)	3,282	481,732
Ameriprise Financial, Inc.	10,245	981,881
Arlington Asset Investment Corp. Class A	892	12,426
Artisan Partners Asset Management, Inc. Class A	2,366	66,153
Associated Capital Group, Inc. Class A	315	9,415
BlackRock, Inc.	7,467	2,734,789
Cohen & Steers, Inc.	1,261	54,349
Diamond Hill Investment Group, Inc.	187	35,715
Eaton Vance Corp.	6,991	264,330
Federated Investors, Inc. Class B	5,697	179,854
Financial Engines, Inc.	3,103	81,888
Franklin Resources, Inc.	23,338	844,602
GAMCO Investors, Inc. Class A	315	10,754
Invesco Ltd.	25,220	735,920
Janus Capital Group, Inc.	9,103	137,455
Legg Mason, Inc.	5,925	202,279
Northern Trust Corp.	13,207	892,661
NorthStar Asset Management Group, Inc.	10,931	129,642
OM Asset Management PLC	2,588	36,232
Pzena Investment Management, Inc. Class A	731	5,746
Safeguard Scientifics, Inc. (a)	1,318	17,029
SEI Investments Co.	8,480	381,600
State Street Corp.	24,261	1,595,889
T Rowe Price Group, Inc.	15,048	1,063,743
The Bank of New York Mellon Corp.	65,323	2,573,726
Virtus Investment Partners, Inc.	356	30,007
Waddell & Reed Financial, Inc. Class A	5,316	97,070
Westwood Holdings Group, Inc.	463	24,826
WisdomTree Investments, Inc.	7,790	77,433

		13,759,146

Investment Banking & Brokerage – 4.4%
BGC Partners, Inc. Class A	12,326	109,332
Cowen Group, Inc. Class A (a)	6,271	19,566
E*TRADE Financial Corp. (a)	17,210	431,627
Evercore Partners, Inc. Class A	2,405	121,861
Greenhill & Co., Inc.	1,688	33,473
Houlihan Lokey, Inc.	738	16,922

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Investment Banking & Brokerage – continued
Interactive Brokers Group, Inc. Class A	3,708	$129,187
INTL. FCStone, Inc. (a)	1,074	31,296
Investment Technology Group, Inc.	1,918	32,031
KCG Holdings, Inc. Class A (a)	4,164	63,001
Ladenburg Thalmann Financial Services, Inc. (a)	6,129	14,955
LPL Financial Holdings, Inc.	4,611	124,266
Moelis & Co. Class A	1,245	30,988
Morgan Stanley	89,067	2,558,895
Piper Jaffray Cos. (a)	876	36,214
Raymond James Financial, Inc.	7,737	424,761
Stifel Financial Corp. (a)	4,233	149,637
TD Ameritrade Holding Corp.	16,292	494,625
The Charles Schwab Corp.	72,070	2,048,229
The Goldman Sachs Group, Inc.	23,073	3,664,223
Virtu Financial, Inc. Class A	2,055	35,346

		10,570,435

TOTAL CAPITAL MARKETS		24,329,581

CONSUMER FINANCE – 4.2%
Consumer Finance – 4.2%
Ally Financial, Inc.	26,334	475,065
American Express Co.	49,745	3,206,563
Capital One Financial Corp.	31,975	2,144,883
Cash America International, Inc.	1,543	66,118
Credit Acceptance Corp. (a)	419	75,701
Discover Financial Services	25,124	1,428,048
Encore Capital Group, Inc. (a)	1,522	37,152
Ezcorp, Inc. Class A (a)	2,991	27,098
First Cash Financial Services, Inc.	1,692	86,817
Green Dot Corp. Class A (a)	2,793	67,591
LendingClub Corp. (a)	17,563	81,141
Navient Corp.	20,871	296,368
Nelnet, Inc. Class A	1,502	60,696
OneMain Holdings, Inc. (a)	3,672	105,900
PRA Group, Inc. (a)	2,762	76,949
SLM Corp. (a)	25,915	186,329
Synchrony Financial (a)	50,563	1,409,696
World Acceptance Corp. (a)	407	17,688

TOTAL CONSUMER FINANCE		9,849,803

DIVERSIFIED FINANCIAL SERVICES – 8.7%
Multi-Sector Holdings – 4.6%
Berkshire Hathaway, Inc. Class B (a)	72,261	10,425,095
FNFV Group (a)	4,379	52,241
Leucadia National Corp.	19,842	362,315
PICO Holdings, Inc. (a)	1,395	14,062
Texas Pacific Land Trust	492	78,720

		10,932,433

	Shares	Value
Other Diversified Financial Services – 0.2%
Voya Financial Inc.	12,688	$325,193

Specialized Finance – 3.9%
CBOE Holdings, Inc.	4,970	341,936
CME Group, Inc.	20,516	2,097,556
FactSet Research Systems, Inc.	2,492	428,524
Intercontinental Exchange, Inc.	7,216	1,906,467
MarketAxess Holdings, Inc.	2,275	367,777
Moody’s Corp.	10,640	1,127,946
Morningstar, Inc.	1,153	97,521
MSCI, Inc.	5,720	492,149
Nasdaq, Inc.	6,982	494,046
NewStar Financial, Inc. (a)	1,241	12,683
On Deck Capital, Inc. (a)	2,078	10,806
S&P Global, Inc.	16,087	1,965,831

		9,343,242

TOTAL DIVERSIFIED FINANCIAL SERVICES		20,600,868

INSURANCE – 16.6%
Insurance Brokers – 2.4%
Aon PLC	16,374	1,753,164
Arthur J Gallagher & Co.	10,737	528,153
Brown & Brown, Inc.	7,177	263,109
Marsh & McLennan Cos., Inc.	31,612	2,078,489
Willis Towers Watson PLC	7,961	984,139

		5,607,054

Life & Health Insurance – 3.9%
Aflac, Inc.	25,476	1,841,405
American Equity Investment Life Holding Co.	5,207	82,947
Citizens, Inc. (a)	2,862	23,898
CNO Financial Group, Inc.	10,934	189,924
FBL Financial Group, Inc. Class A	655	40,852
Fidelity & Guaranty Life	793	17,335
Genworth Financial, Inc. Class A (a)	30,093	86,066
Lincoln National Corp.	14,581	636,752
MetLife, Inc.	56,519	2,415,622
National Western Life Group, Inc. Class A	141	26,669
Primerica, Inc.	2,907	149,740
Principal Financial Group, Inc.	17,684	824,605
Prudential Financial, Inc.	27,045	2,036,218
Torchmark Corp.	7,018	434,204
Unum Group	14,539	485,748

		9,291,985

Multi-line Insurance – 2.7%
American Financial Group, Inc.	4,228	309,067
American International Group, Inc.	69,769	3,798,224
American National Insurance Co.	485	55,460
Assurant, Inc.	3,941	327,142
Hartford Financial Services Group, Inc.	24,058	958,711

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Multi-line Insurance – continued
Horace Mann Educators Corp.	2,491	$85,142
Kemper Corp.	2,535	86,875
Loews Corp.	17,484	722,614
National General Holdings Corp.	3,655	75,403

		6,418,638

Property & Casualty Insurance – 6.5%
Allied World Assurance Co. Holdings AG	5,478	224,543
Ambac Financial Group, Inc. (a)	2,596	47,195
AMERISAFE, Inc.	1,193	69,826
Amtrust Financial Services, Inc.	5,356	127,848
Arch Capital Group Ltd. (a)	7,438	540,222
Argo Group International Holdings Ltd.	1,852	96,100
Aspen Insurance Holdings Ltd.	3,735	171,661
Assured Guaranty Ltd.	8,275	221,687
Axis Capital Holdings Ltd.	5,777	321,086
Baldwin & Lyons, Inc. Class B	597	15,815
Chubb Ltd.	27,968	3,503,272
Cincinnati Financial Corp.	9,472	707,558
Donegal Group, Inc. Class A	660	10,672
EMC Insurance Group, Inc.	553	15,335
Employers Holdings, Inc.	1,926	54,930
Erie Indemnity Co. Class A	1,530	149,466
Federated National Holding Co.	856	17,933
First American Financial Corp.	6,670	278,873
FNF Group	15,023	565,916
Global Indemnity PLC (a)	603	18,108
HCI Group, Inc.	597	18,006
Heritage Insurance Holdings, Inc.	1,565	19,390
Infinity Property & Casualty Corp.	628	51,521
James River Group Holdings Ltd.	903	30,395
Markel Corp. (a)	849	805,489
MBIA, Inc. (a)	7,896	66,642
Mercury General Corp.	813	45,016
National Interstate Corp.	492	15,956
Old Republic International Corp.	15,143	293,471
OneBeacon Insurance Group Ltd. Class A	1,339	18,759
ProAssurance Corp.	3,240	167,378
RLI Corp.	2,373	161,767
Safety Insurance Group, Inc.	823	52,425
Selective Insurance Group, Inc.	3,485	136,473
State Auto Financial Corp.	1,010	22,806
State National Cos., Inc.	1,924	21,010
Stewart Information Services Corp.	1,221	52,271
The Allstate Corp.	22,945	1,567,832
The Hanover Insurance Group, Inc.	2,578	212,273
The Navigators Group, Inc.	748	70,065
The Progressive Corp.	35,445	1,152,317
The Travelers Cos., Inc.	17,884	2,078,478
United Fire Group, Inc.	1,277	53,634

	Shares	Value
United Insurance Holdings Corp.	1,067	$16,923
Universal Insurance Holdings Inc.	2,026	44,045
White Mountains Insurance Group Ltd.	340	279,249
WR Berkley Corp.	5,933	345,241
XL Group Ltd.	17,950	621,249

		15,578,127

Reinsurance – 1.1%
Alleghany Corp. (a)	994	540,239
Endurance Specialty Holdings Ltd.	3,862	261,187
Enstar Group Ltd. (a)	625	104,119
Everest Re Group Ltd.	2,819	532,819
Greenlight Capital Re Ltd. (a)	1,856	38,289
Maiden Holdings Ltd.	3,637	50,809
Reinsurance Group of America, Inc.	3,954	392,434
RenaissanceRe Holdings Ltd.	2,617	307,550
Third Point Reinsurance Ltd. (a)	3,586	45,148
Validus Holdings Ltd.	4,968	245,568
WMIH Corp. (a)	12,799	30,974

		2,549,136

TOTAL INSURANCE		39,444,940

REAL ESTATE INVESTMENT TRUSTS (REITS) – 27.0%
Diversified REIT’s – 1.7%
American Assets Trust, Inc.	2,038	93,504
Cousins Properties, Inc.	12,349	131,393
Empire State Realty Trust, Inc. Class A	7,348	154,235
First Potomac Realty Trust	3,647	36,871
Forest City Realty Trust, Inc. Class A	14,600	345,290
Global Net Lease, Inc.	10,189	88,950
Gramercy Property Trust	25,369	253,436
Investors Real Estate Trust	7,491	49,590
Lexington Realty Trust	12,924	140,484
Liberty Property Trust	8,898	368,199
NorthStar Realty Finance Corp.	11,222	150,375
One Liberty Properties, Inc.	715	17,889
PS Business Parks, Inc.	1,235	136,949
RAIT Financial Trust	6,065	19,226
Select Income REIT	4,082	113,316
Spirit Realty Capital, Inc.	28,836	394,188
STORE Capital Corp.	9,206	287,135
VEREIT, Inc.	52,344	578,925
Washington Real Estate Investment Trust	4,428	151,836
Winthrop Realty Trust (a)	2,139	19,551
WP Carey, Inc.	6,031	438,152

		3,969,494

Health Care REIT’s – 2.8%
Care Capital Properties, Inc.	5,029	148,758
CareTrust REIT, Inc.	3,557	51,399
HCP, Inc.	28,237	1,107,737
Healthcare Realty Trust, Inc.	6,956	251,529
Healthcare Trust of America, Inc. Class A	7,976	271,583

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Health Care REIT’s – continued
LTC Properties, Inc.	2,297	$122,958
Medical Properties Trust, Inc.	14,357	225,405
National Health Investors, Inc.	2,351	184,718
New Senior Investment Group, Inc.	4,745	56,893
Omega Healthcare Investors, Inc.	11,400	393,300
Physicians Realty Trust	7,947	172,609
Sabra Health Care REIT, Inc.	3,978	95,114
Senior Housing Properties Trust	15,643	347,431
Universal Health Realty Income Trust	416	24,823
Ventas, Inc.	20,378	1,551,988
Welltower, Inc.	21,534	1,708,292

		6,714,537

Hotel & Resort REIT’s – 1.2%
Apple Hospitality REIT, Inc.	10,021	204,128
Ashford Hospitality Prime, Inc.	1,577	23,718
Ashford Hospitality Trust, Inc.	5,730	34,151
Chatham Lodging Trust	2,365	56,713
Chesapeake Lodging Trust	3,628	91,680
DiamondRock Hospitality Co.	12,255	120,344
FelCor Lodging Trust, Inc.	8,192	52,019
Hersha Hospitality Trust	2,754	52,051
Hospitality Properties Trust	9,189	293,221
Host Hotels & Resorts, Inc.	45,633	809,529
LaSalle Hotel Properties	6,811	187,643
Pebblebrook Hotel Trust	4,382	129,926
RLJ Lodging Trust	7,635	181,255
Ryman Hospitality Properties, Inc.	2,844	159,947
Summit Hotel Properties, Inc.	5,245	74,374
Sunstone Hotel Investors, Inc.	13,241	176,105
Xenia Hotels & Resorts, Inc.	6,846	122,954

		2,769,758

Industrial REIT’s – 1.4%
DCT Industrial Trust, Inc.	5,384	270,384
Duke Realty Corp.	20,970	603,726
EastGroup Properties, Inc.	2,019	148,639
First Industrial Realty Trust, Inc.	7,128	210,062
Monmouth Real Estate Investment Corp. Class A	3,662	50,609
Prologis, Inc.	31,820	1,733,872
Rexford Industrial Realty, Inc.	3,918	89,565
STAG Industrial, Inc.	4,189	106,317
Terreno Realty Corp.	2,590	72,132

		3,285,306

Mortgage REIT’s – 1.4%
AG Mortgage Investment Trust, Inc.	1,788	26,784
Altisource Residential Corp.	3,398	32,621
American Capital Agency Corp.	20,670	404,925
American Capital Mortgage Investment Corp.	2,749	44,974
Annaly Capital Management, Inc.	62,420	685,372

	Shares	Value
Anworth Mortgage Asset Corp.	5,613	$27,616
Apollo Commercial Real Estate Finance, Inc.	4,132	67,145
Apollo Residential Mortgage, Inc.	2,002	27,167
ARMOUR Residential REIT, Inc.	2,240	47,667
Blackstone Mortgage Trust, Inc. Class A	5,741	166,546
Capstead Mortgage Corp.	5,952	59,222
Chimera Investment Corp.	10,905	182,986
Colony Financial, Inc. Class A	6,704	119,197
CYS Investments, Inc.	9,216	82,483
Dynex Capital, Inc.	2,782	19,530
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,461	55,348
Invesco Mortgage Capital, Inc.	6,914	99,562
iStar, Inc. (a)	4,631	47,977
Ladder Capital Corp.	3,068	40,068
MFA Financial, Inc.	22,513	169,298
New Residential Investment Corp.	13,887	189,835
New York Mortgage Trust, Inc.	6,498	42,497
Newcastle Investment Corp.	4,083	19,354
PennyMac Mortgage Investment Trust	4,191	68,020
Redwood Trust, Inc.	4,619	65,913
Resource Capital Corp.	2,062	28,064
Starwood Property Trust, Inc.	14,479	315,642
Two Harbors Investment Corp.	21,160	185,150
United Development Funding IV	1,832	5,862
Western Asset Mortgage Capital Corp.	2,608	25,663

		3,352,488

Office REIT’s – 2.8%
Alexandria Real Estate Equities, Inc.	4,439	498,500
Boston Properties, Inc.	9,317	1,324,225
Brandywine Realty Trust	10,639	179,480
Columbia Property Trust, Inc.	7,088	172,238
Corporate Office Properties Trust	5,805	173,918
Douglas Emmett, Inc.	8,541	324,900
Easterly Government Properties, Inc.	1,915	39,238
Equity Commonwealth (a)	7,256	217,825
Franklin Street Properties Corp.	5,580	71,536
Government Properties Income Trust	4,038	96,347
Highwoods Properties, Inc.	5,816	324,067
Hudson Pacific Properties, Inc.	6,529	220,745
Kilroy Realty Corp.	5,609	410,635
Mack-Cali Realty Corp.	5,143	145,032
New York REIT, Inc.	10,183	97,146
NorthStar Realty Europe Corp.	4,031	37,287
Paramount Group, Inc.	10,374	182,894
Parkway Properties, Inc.	5,084	88,309
Piedmont Office Realty Trust, Inc. Class A	8,836	193,862
SL Green Realty Corp.	6,063	714,343
Tier REIT, Inc.	2,856	49,780
Vornado Realty Trust	10,294	1,105,575

		6,667,882

See accompanying notes which are an integral part of the financial statements.

Annual Report	42

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – 3.3%
American Campus Communities, Inc.	7,883	$426,234
American Homes 4 Rent Class A	10,387	225,398
Apartment Investment & Management Co. Class A	9,489	436,209
AvalonBay Communities, Inc.	8,310	1,542,752
Camden Property Trust	5,291	474,021
Colony Starwood Homes	2,571	84,226
Education Realty Trust, Inc.	3,786	182,258
Equity Lifestyle Properties, Inc.	4,879	401,249
Equity Residential	22,149	1,505,911
Essex Property Trust, Inc.	3,964	927,100
Mid-America Apartment Communities, Inc.	4,583	485,890
Monogram Residential Trust, Inc.	9,543	102,206
Post Properties, Inc.	3,275	208,257
Silver Bay Realty Trust Corp.	2,068	37,265
Sun Communities, Inc.	3,696	292,538
UDR, Inc.	15,902	592,031

		7,923,545

Retail REIT’s – 5.6%
Acadia Realty Trust	4,312	162,390
Agree Realty Corp.	1,426	72,327
Alexander’s, Inc.	143	61,386
Brixmor Property Group, Inc.	14,617	415,123
CBL & Associates Properties, Inc.	10,405	127,878
Cedar Realty Trust, Inc.	5,255	42,250
DDR Corp.	18,760	370,322
Equity One, Inc.	5,561	185,015
Federal Realty Investment Trust	4,233	718,340
General Growth Properties, Inc.	34,786	1,111,413
Getty Realty Corp.	1,706	38,760
Kimco Realty Corp.	25,099	805,678
Kite Realty Group Trust	5,017	152,567
National Retail Properties, Inc.	8,631	458,824
Pennsylvania Real Estate Investment Trust	4,301	109,417
Ramco-Gershenson Properties Trust	4,818	95,589
Realty Income Corp.	15,184	1,085,201
Regency Centers Corp.	5,906	501,597
Retail Opportunity Investments Corp.	6,092	139,080
Retail Properties of America, Inc. Class A	14,370	253,343
Saul Centers, Inc.	788	52,930
Seritage Growth Properties, Class A	1,369	68,532
Simon Property Group, Inc.	18,781	4,264,038
Tanger Factory Outlet Centers	5,860	244,596
Taubman Centers, Inc.	3,673	297,219
The Macerich Co.	7,722	689,111
Urban Edge Properties	5,980	178,862
Urstadt Biddle Properties, Inc. Class A	1,360	33,592
Weingarten Realty Investors	7,163	309,370
WP Glimcher, Inc.	11,243	142,561

		13,187,311

	Shares	Value
Specialized REIT’s – 6.8%
American Tower Corp.	25,738	$2,979,688
CatchMark Timber Trust, Inc. Class A	2,528	30,614
Communications Sales & Leasing, Inc.	9,202	285,998
CoreSite Realty Corp.	1,858	153,341
Corrections Corp. of America	7,070	226,594
Crown Castle International Corp.	20,239	1,963,790
CubeSmart	10,724	318,610
CyrusOne, Inc.	4,303	235,891
Digital Realty Trust, Inc.	9,155	956,331
DuPont Fabros Technology, Inc.	4,477	214,135
EPR Properties	3,872	325,325
Equinix, Inc.	4,189	1,561,952
Extra Space Storage, Inc.	7,535	648,161
Four Corners Property Trust, Inc.	3,776	81,977
Gaming and Leisure Properties, Inc.	11,653	417,527
InfraREIT, Inc.	2,490	43,973
Iron Mountain, Inc.	15,312	631,008
Lamar Advertising Co. Class A	4,985	338,282
National Storage Affiliates Trust	2,048	43,766
Outfront Media, Inc.	8,382	195,049
Potlatch Corp.	2,503	95,740
Public Storage	8,928	2,133,078
QTS Realty Trust, Inc. Class A	2,839	162,533
Rayonier, Inc.	7,411	201,727
Sovran Self Storage, Inc.	2,752	281,722
The Geo Group, Inc.	4,553	157,579
Weyerhaeuser Co.	47,855	1,565,816

		16,250,207

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		64,120,528

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.8%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc.	2,685	105,789
Tejon Ranch Co. (a)	1,143	30,026
The RMR Group, Inc. Class A	464	15,797
The St Joe Co. (a)	1,832	33,764

		185,376

Real Estate Development – 0.1%
Forestar Group, Inc. (a)	1,636	20,090
The Howard Hughes Corp. (a)	2,189	261,498

		281,588

Real Estate Operating Companies – 0.1%
Kennedy-Wilson Holdings, Inc.	5,958	125,416

Real Estate Services – 0.5%
Altisource Portfolio Solutions S.A. (a)	786	18,282
CBRE Group, Inc. Class A (a)	18,251	519,241
HFF, Inc. Class A	2,222	62,683
Jones Lang LaSalle, Inc.	2,730	298,853
Marcus & Millichap, Inc. (a)	901	24,138

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
RE/MAX Holdings, Inc. Class A	1,101	$47,695
Realogy Holdings Corp. (a)	8,943	277,144

		1,248,036

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,840,416

THRIFTS & MORTGAGE FINANCE – 1.0%
Thrifts & Mortgage Finance – 1.0%
Astoria Financial Corp.	5,682	83,355
Bank Mutual Corp.	2,884	22,034
Beneficial Bancorp, Inc.	4,819	65,346
BofI Holding, Inc. (a)	3,488	58,668
Capitol Federal Financial, Inc.	7,889	111,787
Dime Community Bancshares, Inc.	1,901	32,887
Essent Group Ltd. (a)	3,998	95,792
EverBank Financial Corp.	5,380	96,625
Federal Agricultural Mortgage Corp. Class C	632	24,288
Flagstar Bancorp, Inc. (a)	1,440	38,030
HomeStreet, Inc. (a)	1,229	27,407
Kearny Financial Corp.	5,621	73,185
LendingTree, Inc. (a)	476	48,066
Meridian Bancorp, Inc.	3,219	47,319
Meta Financial Group, Inc.	503	27,509
MGIC Investment Corp. (a)	20,983	150,868
Nationstar Mortgage Holdings, Inc. (a)	2,655	33,533
New York Community Bancorp, Inc.	29,390	424,685
NMI Holdings, Inc. Class A (a)	3,225	20,253
Northfield Bancorp, Inc.	2,588	38,639
Northwest Bancshares, Inc.	5,917	88,222
Ocwen Financial Corp. (a)	6,609	13,218

	Shares	Value
Oritani Financial Corp.	2,385	$38,685
PHH Corp. (a)	3,252	47,512
Provident Financial Services, Inc.	3,590	72,339
Radian Group, Inc.	12,032	155,213
TFS Financial Corp.	4,292	78,114
TrustCo Bank Corp.	5,836	38,693
United Financial Bancorp, Inc.	2,893	38,043
Walker & Dunlop, Inc. (a)	1,731	40,973
Walter Investment Management Corp. (a)	1,194	3,427
Washington Federal, Inc.	5,495	137,375
Waterstone Financial, Inc.	1,428	22,391
WSFS Financial Corp.	1,712	60,245

Total Thrifts & Mortgage Finance		2,354,726

TOTAL COMMON STOCKS (Cost $246,985,369)		236,929,818

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $274,287)	274,287	274,287

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $247,259,656)		237,204,105

NET OTHER ASSETS (LIABILITIES) – 0.1%		285,796

NET ASSETS – 100%		$237,489,901

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$236,929,818	$236,923,956	$—	$5,862
Money Market Funds	274,287	274,287	—	—

Total Investments in Securities:	$237,204,105	$237,198,243	$—	$5,862

See accompanying notes which are an integral part of the financial statements.

Annual Report	44

Fidelity MSCI Health Care Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 22.1%
Biotechnology – 22.1%
AbbVie, Inc.	307,658	$20,376,189
ACADIA Pharmaceuticals, Inc. (a)	17,190	636,718
Acceleron Pharma, Inc. (a)	5,349	181,438
Achillion Pharmaceuticals, Inc. (a)	20,973	173,656
Acorda Therapeutics, Inc. (a)	8,784	222,060
Aduro Biotech, Inc. (a)	4,179	61,348
Advaxis, Inc. (a)	6,303	52,567
Agios Pharmaceuticals, Inc. (a)	5,458	246,865
Aimmune Therapeutics, Inc. (a)	3,651	43,776
Alder Biopharmaceuticals, Inc. (a)	7,545	242,195
Alexion Pharmaceuticals, Inc. (a)	43,014	5,531,600
Alkermes PLC (a)	28,772	1,435,723
Alnylam Pharmaceuticals, Inc. (a)	14,623	995,534
AMAG Pharmaceuticals, Inc. (a)	6,599	175,071
Amgen, Inc.	143,609	24,705,056
Amicus Therapeutics, Inc. (a)	21,805	146,530
Ardelyx, Inc. (a)	3,691	39,420
Arena Pharmaceuticals, Inc. (a)	46,314	77,344
Ariad Pharmaceuticals, Inc. (a)	32,694	310,920
Array BioPharma, Inc. (a)	23,356	87,351
Arrowhead Pharmaceuticals, Inc. (a)	11,553	68,856
Atara Biotherapeutics, Inc. (a)	3,307	79,368
Axovant Sciences Ltd. (a)	4,823	71,380
Bellicum Pharmaceuticals, Inc. (a)	3,102	49,260
BioCryst Pharmaceuticals, Inc. (a)	11,295	40,888
Biogen, Inc. (a)	41,754	12,105,737
BioMarin Pharmaceutical, Inc. (a)	30,849	3,067,008
Biotime, Inc. (a)	12,463	38,885
Bluebird Bio, Inc. (a)	7,091	405,463
Blueprint Medicines Corp. (a)	3,483	77,009
Celgene Corp. (a)	149,254	16,744,806
Celldex Therapeutics, Inc. (a)	18,996	87,762
Cepheid, Inc. (a)	13,854	489,462
Chimerix, Inc. (a)	7,921	31,605
Clovis Oncology, Inc. (a)	6,628	94,648
Coherus Biosciences, Inc. (a)	4,504	114,357
Concert Pharmaceuticals, Inc. (a)	2,753	31,632
CytomX Therapeutics, Inc. (a)	3,129	31,478
Dyax Corp. (a)	31,822	76,691
Dynavax Technologies Corp. (a)	7,006	108,103
Eagle Pharmaceuticals, Inc. (a)	1,828	78,860
Editas Medicine, Inc. (a)	1,378	35,442
Emergent Biosolutions, Inc. (a)	6,445	215,199
Enanta Pharmaceuticals, Inc. (a)	2,723	61,240
Epizyme, Inc. (a)	7,377	76,426
Esperion Therapeutics, Inc. (a)	2,926	31,776
Exact Sciences Corp. (a)	18,509	321,686
Exelixis, Inc. (a)	43,450	398,871
FibroGen, Inc. (a)	9,336	178,598
Five Prime Therapeutics, Inc. (a)	4,818	244,224
Foundation Medicine, Inc. (a)	2,643	61,767

	Shares	Value
Genomic Health, Inc. (a)	3,588	$104,160
Geron Corp. (a)	31,104	83,359
Gilead Sciences, Inc.	260,993	20,741,114
Global Blood Therapeutics, Inc. (a)	3,878	69,339
Halozyme Therapeutics, Inc. (a)	20,518	203,949
Heron Therapeutics, Inc. (a)	5,847	97,177
Immune Design Corp. (a)	1,551	11,896
ImmunoGen, Inc. (a)	16,603	46,156
Immunomedics, Inc. (a)	17,269	45,763
Incyte Corp. Ltd. (a)	32,164	2,901,514
Infinity Pharmaceuticals, Inc. (a)	9,471	15,911
Inovio Pharmaceuticals, Inc. (a)	13,340	131,799
Insmed, Inc. (a)	11,337	129,809
Insys Therapeutics, Inc. (a)	4,116	64,415
Intercept Pharmaceuticals, Inc. (a)	3,224	557,849
Intrexon Corp. (a)	11,188	283,392
Ionis Pharmaceuticals, Inc. (a)	23,017	671,866
Ironwood Pharmaceuticals, Inc. (a)	23,236	328,325
Juno Therapeutics, Inc. (a)	8,990	278,061
Karyopharm Therapeutics, Inc. (a)	3,783	27,919
Keryx Biopharmaceuticals, Inc. (a)	15,206	111,916
Kite Pharma, Inc. (a)	7,353	416,400
La Jolla Pharmaceutical Co. (a)	2,734	46,478
Lexicon Pharmaceuticals, Inc. (a)	8,951	146,080
Ligand Pharmaceuticals, Inc. (a)	3,791	511,330
Lion Biotechnologies, Inc. (a)	8,254	72,965
Loxo Oncology, Inc. (a)	2,064	53,086
MacroGenics, Inc. (a)	5,291	161,852
MannKind Corp. (a)	51,303	50,790
Medivation, Inc. (a)	31,351	2,006,151
Merrimack Pharmaceuticals, Inc. (a)	21,768	126,254
MiMedx Group, Inc. (a)	19,578	146,639
Mirati Therapeutics, Inc. (a)	2,405	11,159
Momenta Pharmaceuticals, Inc. (a)	12,609	141,977
Myriad Genetics, Inc. (a)	13,723	425,139
NantKwest, Inc. (a)	5,273	36,015
Natera, Inc. (a)	4,420	57,902
Neurocrine Biosciences, Inc. (a)	16,497	828,644
NewLink Genetics Corp. (a)	4,137	43,769
Novavax, Inc. (a)	51,541	377,280
OncoMed Pharmaceuticals, Inc. (a)	2,269	27,523
Ophthotech Corp. (a)	5,077	326,146
Opko Health, Inc. (a)	62,384	620,721
Organovo Holdings, Inc. (a)	16,737	71,634
Otonomy, Inc. (a)	3,890	55,860
OvaScience, Inc. (a)	5,616	28,305
PDL BioPharma, Inc.	29,791	104,864
Portola Pharmaceuticals, Inc. (a)	10,572	274,449
Progenics Pharmaceuticals, Inc. (a)	13,640	79,794
Prothena Corp. PLC (a)	5,489	302,169
PTC Therapeutics, Inc. (a)	5,576	33,289
Puma Biotechnology, Inc. (a)	5,273	263,070
Radius Health, Inc. (a)	5,781	272,401

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity MSCI Health Care Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Raptor Pharmaceutical Corp. (a)	14,544	$85,664
Regeneron Pharmaceuticals, Inc. (a)	14,732	6,262,868
Regulus Therapeutics, Inc. (a)	5,911	21,102
Repligen Corp. (a)	6,467	184,956
Retrophin, Inc. (a)	6,134	109,983
Sage Therapeutics, Inc. (a)	4,921	220,756
Sangamo Biosciences, Inc. (a)	13,319	84,309
Sarepta Therapeutics, Inc. (a)	8,049	203,479
Seattle Genetics, Inc. (a)	20,028	962,546
Seres Therapeutics, Inc. (a)	2,629	28,761
Spark Therapeutics, Inc. (a)	4,337	251,286
Spectrum Pharmaceuticals, Inc. (a)	13,360	91,783
Synergy Pharmaceuticals, Inc. (a)	20,612	84,097
TESARO, Inc. (a)	5,568	519,160
TG Therapeutics, Inc. (a)	8,670	51,240
Trevena, Inc. (a)	6,268	39,300
Ultragenyx Pharmaceutical, Inc. (a)	7,054	446,377
United Therapeutics Corp. (a)	8,655	1,047,342
Vanda Pharmaceuticals, Inc. (a)	7,443	84,850
Versartis, Inc. (a)	3,623	41,665
Vertex Pharmaceuticals, Inc. (a)	47,043	4,563,171
XBiotech, Inc. (a)	3,418	48,775
Xencor, Inc. (a)	6,234	118,072
ZIOPHARM Oncology, Inc. (a)	20,212	98,230

TOTAL BIOTECHNOLOGY		141,935,444

HEALTH CARE EQUIPMENT & SUPPLIES – 19.3%
Health Care Equipment – 17.6%
Abaxis, Inc.	4,365	215,893
Abbott Laboratories	281,301	12,588,220
ABIOMED, Inc. (a)	7,693	907,543
Accuray, Inc. (a)	15,237	83,499
Analogic Corp.	2,410	202,488
AngioDynamics, Inc. (a)	5,185	86,019
AtriCure, Inc. (a)	5,974	90,745
Baxter International, Inc.	94,144	4,520,795
Becton Dickinson and Co.	40,443	7,117,968
Boston Scientific Corp. (a)	257,444	6,250,740
Cantel Medical Corp.	7,220	483,379
Cardiovascular Systems, Inc. (a)	6,278	123,112
ConforMIS, Inc. (a)	4,899	34,146
CONMED Corp.	4,520	183,693
CR Bard, Inc.	14,077	3,149,447
CryoLife, Inc. (a)	5,563	81,053
Cynosure, Inc. Class A (a)	4,364	239,845
Danaher Corp.	117,435	9,563,906
DexCom, Inc. (a)	15,601	1,438,880
Edwards Lifesciences Corp. (a)	40,972	4,692,113
Entellus Medical, Inc. (a)	1,198	21,444
Exactech, Inc. (a)	1,985	53,655

	Shares	Value
GenMark Diagnostics, Inc. (a)	7,728	$82,303
Glaukos Corp. (a)	2,270	79,359
Globus Medical, Inc. Class A (a)	13,721	314,897
HeartWare International, Inc. (a)	3,338	193,404
Hill-Rom Holdings, Inc.	12,462	665,845
Hologic, Inc. (a)	48,759	1,876,734
IDEXX Laboratories, Inc. (a)	17,103	1,604,090
Inogen, Inc. (a)	3,021	162,349
Insulet Corp. (a)	10,867	384,583
Integer Holdings Corp. (a)	5,317	118,091
Integra LifeSciences Holdings Corp. (a)	5,702	480,508
Intuitive Surgical, Inc. (a)	7,138	4,966,335
Invacare Corp.	5,689	65,537
K2M Group Holdings, Inc. (a)	4,890	81,956
LivaNova PLC (a)	8,343	434,253
Masimo Corp. (a)	9,031	478,372
Medtronic PLC	268,500	23,528,655
Natus Medical, Inc. (a)	6,303	247,897
Nevro Corp. (a)	4,031	333,364
Novocure Ltd. (a)	8,082	60,777
NuVasive, Inc. (a)	9,478	589,532
NxStage Medical, Inc. (a)	12,307	272,108
Orthofix International N.V. (a)	3,671	174,005
ResMed, Inc.	26,732	1,841,300
Rockwell Medical, Inc. (a)	9,695	78,045
St Jude Medical, Inc.	54,149	4,496,533
STERIS PLC	16,395	1,163,225
Stryker Corp.	64,094	7,452,850
SurModics, Inc. (a)	2,524	69,233
Teleflex, Inc.	7,960	1,435,268
TransEnterix Inc. (a)	10,239	13,823
Varian Medical Systems, Inc. (a)	18,230	1,727,110
Wright Medical Group N.V. (a)	17,340	380,266
Zeltiq Aesthetics, Inc. (a)	6,746	229,027
Zimmer Biomet Holdings, Inc.	38,123	4,999,450

		113,209,667

Health Care Supplies – 1.7%
Alere, Inc. (a)	16,511	619,162
Align Technology, Inc. (a)	13,771	1,227,685
Anika Therapeutics, Inc. (a)	2,844	141,972
Atrion Corp.	267	127,306
Cerus Corp. (a)	16,930	125,113
DENTSPLY SIRONA, Inc.	46,109	2,952,820
Endologix, Inc. (a)	14,200	200,362
Haemonetics Corp. (a)	9,710	294,407
Halyard Health, Inc. (a)	8,873	306,917
ICU Medical, Inc. (a)	2,940	343,274
Meridian Bioscience, Inc.	7,968	154,260
Merit Medical Systems, Inc. (a)	8,662	203,037
Neogen Corp. (a)	7,204	397,301
OraSure Technologies, Inc. (a)	10,840	73,929
Penumbra, Inc. (a)	4,915	335,744

See accompanying notes which are an integral part of the financial statements.

Annual Report	46

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Quidel Corp. (a)	5,446	$124,169
Staar Surgical Co. (a)	5,735	39,227
The Cooper Cos., Inc.	9,238	1,685,658
The Spectranetics Corp. (a)	8,103	187,828
Vascular Solutions, Inc. (a)	3,416	156,692
West Pharmaceutical Services, Inc.	13,878	1,114,126

		10,810,989

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		124,020,656

HEALTH CARE PROVIDERS & SERVICES – 17.7%
Health Care Services – 3.6%
Adeptus Health, Inc. Class A (a)	2,935	130,813
Air Methods Corp. (a)	7,110	236,692
Almost Family, Inc. (a)	1,455	57,894
Amedisys, Inc. (a)	5,178	277,282
AMN Healthcare Services, Inc. (a)	9,177	388,187
Chemed Corp.	3,230	475,262
Civitas Solutions, Inc. (a)	2,846	60,990
Corvel Corp. (a)	2,148	97,090
Cross Country Healthcare, Inc. (a)	5,938	86,813
DaVita HealthCare Partners, Inc. (a)	32,035	2,483,994
Diplomat Pharmacy, Inc. (a)	7,377	265,056
Envision Healthcare Holdings, Inc. (a)	35,701	877,888
Express Scripts Holding Co. (a)	127,556	9,703,185
Healthways, Inc. (a)	6,161	103,751
Laboratory Corp. of America Holdings (a)	19,416	2,709,697
Landauer, Inc.	1,840	76,765
LHC Group, Inc. (a)	2,934	132,793
MEDNAX, Inc. (a)	17,904	1,233,765
National Research Corp. Class A	1,806	27,126
Premier, Inc. Class A (a)	8,700	284,490
Quest Diagnostics, Inc.	27,254	2,353,655
Team Health Holdings, Inc. (a)	14,029	572,944
Teladoc, Inc. (a)	3,454	60,238
The Providence Service Corp. (a)	2,414	116,765

		22,813,135

Health Care Distributors – 3.3%
Aceto Corp.	5,577	143,385
AmerisourceBergen Corp.	37,266	3,174,691
Cardinal Health, Inc.	62,879	5,256,684
Henry Schein, Inc. (a)	15,643	2,831,070
McKesson Corp.	43,646	8,491,766
Owens & Minor, Inc.	12,024	429,377
Patterson Cos., Inc.	16,127	796,029
PharMerica Corp. (a)	5,817	154,499

		21,277,501

Health Care Facilities – 2.1%
AAC Holdings, Inc. (a)	1,812	41,078
Acadia Healthcare Co., Inc. (a)	14,146	799,249

	Shares	Value
Amsurg Corp. (a)	10,442	$783,254
Brookdale Senior Living, Inc. (a)	35,239	650,864
Capital Senior Living Corp. (a)	5,077	98,900
Community Health Systems, Inc. (a)	21,642	276,368
Genesis Healthcare, Inc. (a)	7,795	16,058
HCA Holdings, Inc. (a)	60,632	4,676,546
HealthSouth Corp.	17,130	737,447
Kindred Healthcare, Inc.	15,551	190,655
LifePoint Health, Inc. (a)	8,178	483,974
National HealthCare Corp.	1,902	122,869
Quorum Health Corp. (a)	5,649	61,518
Select Medical Holdings Corp. (a)	20,175	232,013
Surgery Partners, Inc. (a)	3,720	67,444
Surgical Care Affiliates, Inc. (a)	5,211	271,024
Tenet Healthcare Corp. (a)	18,686	571,978
The Ensign Group, Inc.	9,013	193,780
Universal Health Services, Inc. Class B	17,255	2,235,040
US Physical Therapy, Inc.	2,278	135,814
VCA, Inc. (a)	15,415	1,099,706

		13,745,579

Managed Health Care – 8.7%
Aetna, Inc.	66,751	7,690,383
Anthem, Inc.	49,902	6,554,129
Centene Corp. (a)	32,443	2,288,854
Cigna Corp.	48,835	6,297,761
HealthEquity, Inc. (a)	8,305	245,163
Humana, Inc.	28,316	4,885,926
Magellan Health, Inc. (a)	4,430	303,322
Molina Healthcare, Inc. (a)	7,550	428,915
Triple-S Management Corp. Class B (a)	4,496	111,726
UnitedHealth Group, Inc.	181,527	25,994,666
Universal American Corp.	9,227	70,679
WellCare Health Plans, Inc. (a)	8,236	879,605

		55,751,129

TOTAL HEALTH CARE PROVIDERS & SERVICES		113,587,344

HEALTH CARE TECHNOLOGY – 1.4%
Health Care Technology – 1.4%
Allscripts Healthcare Solutions, Inc. (a)	34,305	484,387
athenahealth, Inc. (a)	7,436	950,246
Castlight Health, Inc. Class B (a)	7,673	28,620
Cerner Corp. (a)	58,424	3,645,073
Computer Programs & Systems, Inc.	1,732	68,656
Evolent Health, Inc. (a)	3,266	76,882
HealthStream, Inc. (a)	4,863	117,831
HMS Holdings Corp. (a)	16,510	328,219
IMS Health Holdings, Inc. (a)	31,432	943,589
Inovalon Holdings, Inc. Class A (a)	11,848	220,610
Medidata Solutions, Inc. (a)	10,641	565,569
Omnicell, Inc. (a)	6,824	263,952
Press Ganey Holdings, Inc. (a)	4,132	164,949

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity MSCI Health Care Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
Quality Systems, Inc.	8,661	$106,357
Veeva Systems, Inc. Class A (a)	14,095	535,469
Vocera Communications, Inc. (a)	4,497	66,511

TOTAL HEALTH CARE TECHNOLOGY		8,566,920

LIFE SCIENCES TOOLS & SERVICES – 5.0%
Life Sciences Tools & Services – 5.0%
Accelerate Diagnostics, Inc. (a)	5,895	115,837
Agilent Technologies, Inc.	62,576	3,010,532
Albany Molecular Research, Inc. (a)	5,241	75,680
Bio-Rad Laboratories, Inc. Class A (a)	3,903	566,286
Bio-Techne Corp.	7,097	797,845
Bruker Corp.	21,822	543,804
Cambrex Corp. (a)	5,975	313,150
Charles River Laboratories International, Inc. (a)	8,915	783,896
Fluidigm Corp. (a)	4,980	52,539
Illumina, Inc. (a)	27,952	4,649,815
INC Research Holdings, Inc. Class A (a)	8,258	367,564
Luminex Corp. (a)	7,377	158,089
Mettler-Toledo International, Inc. (a)	5,150	2,117,732
NeoGenomics, Inc. (a)	11,131	97,062
Pacific Biosciences of California, Inc. (a)	14,585	124,702
PAREXEL International Corp. (a)	10,191	681,268
PerkinElmer, Inc.	21,363	1,215,982
PRA Health Sciences, Inc. (a)	6,362	295,070
Quintiles Transnational Holdings, Inc. (a)	17,088	1,326,712
Thermo Fisher Scientific, Inc.	75,662	12,018,152
VWR Corp. (a)	15,151	474,529
Waters Corp. (a)	15,511	2,465,163

TOTAL LIFE SCIENCES TOOLS & SERVICES		32,251,409

PHARMACEUTICALS – 34.3%
Pharmaceuticals – 34.3%
Aclaris Therapeutics, Inc. (a)	2,139	42,138
Aerie Pharmaceuticals, Inc. (a)	4,372	75,854
Akorn, Inc. (a)	13,163	450,569
Allergan PLC (a)	75,363	19,063,071
Amphastar Pharmaceuticals, Inc. (a)	7,133	115,412
ANI Pharmaceuticals, Inc. (a)	1,553	94,112
Bristol-Myers Squibb Co.	318,775	23,847,558
Catalent, Inc. (a)	20,056	512,230
Cempra, Inc. (a)	7,370	132,439
Collegium Pharmaceutical, Inc. (a)	2,494	30,252
Corcept Therapeutics, Inc. (a)	14,608	84,726
Depomed, Inc. (a)	11,830	224,415
Dermira, Inc. (a)	4,313	144,744
Eli Lilly & Co.	190,081	15,755,814
Endo International PLC (a)	40,264	698,983

	Shares	Value
Horizon Pharma PLC (a)	27,640	$533,176
Impax Laboratories, Inc. (a)	11,823	371,479
Innoviva, Inc.	15,326	197,246
Intersect ENT, Inc. (a)	3,653	57,863
Intra-Cellular Therapies, Inc. (a)	6,253	255,122
Jazz Pharmaceuticals PLC (a)	11,679	1,763,179
Johnson & Johnson	526,897	65,983,311
Lannett Co., Inc. (a)	5,672	177,080
Mallinckrodt PLC (a)	21,361	1,438,450
Merck & Co., Inc.	529,927	31,085,518
Mylan N.V. (a)	79,630	3,725,888
Nektar Therapeutics (a)	25,181	435,379
Ocular Therapeutix, Inc. (a)	2,351	10,274
Omeros Corp. (a)	7,297	85,813
Pacira Pharmaceuticals, Inc. (a)	6,930	251,212
Paratek Pharmaceuticals, Inc. (a)	2,254	29,009
Perrigo Co. PLC	27,338	2,498,420
Pfizer, Inc.	1,178,816	43,486,522
Phibro Animal Health Corp. Class A	3,600	74,268
Prestige Brands Holdings, Inc. (a)	10,064	538,424
Relypsa, Inc. (a)	5,823	185,987
Revance Therapeutics, Inc. (a)	3,737	50,412
Sagent Pharmaceuticals, Inc. (a)	4,671	101,314
Sciclone Pharmaceuticals, Inc. (a)	9,237	97,543
Sucampo Pharmaceuticals, Inc. Class A (a)	4,317	50,725
Supernus Pharmaceuticals, Inc. (a)	7,512	166,917
Teligent, Inc. (a)	7,037	57,140
The Medicines Co. (a)	13,371	522,940
TherapeuticsMD, Inc. (a)	29,654	230,412
Theravance Biopharma, Inc. (a)	6,631	169,157
Zoetis, Inc.	90,173	4,551,031

TOTAL PHARMACEUTICALS		220,453,528

TOTAL COMMON STOCKS (Cost $619,500,094)		640,815,301

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $709,709)	709,709	709,709

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $620,209,803)		641,525,010

NET OTHER ASSETS (LIABILITIES) – 0.1%		599,316

NET ASSETS – 100%		$642,124,326

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Annual Report	48

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$640,815,301	$640,738,610	$—	$76,691
Money Market Funds	709,709	709,709	—	—

Total Investments in Securities:	$641,525,010	$641,448,319	$—	$76,691

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity MSCI Industrials Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 23.8%
Aerospace & Defense – 23.8%
AAR Corp.	2,346	$56,679
Aerojet Rocketdyne Holdings, Inc. (a)	3,496	65,935
Aerovironment, Inc. (a)	1,458	41,334
Astronics Corp. (a)	1,304	49,904
B/E Aerospace, Inc.	6,984	334,080
BWX Technologies, Inc.	6,452	237,498
Cubic Corp.	1,551	63,343
Curtiss-Wright Corp.	2,893	257,448
DigitalGlobe, Inc. (a)	4,442	119,756
Engility Holdings, Inc. (a)	1,351	39,233
Esterline Technologies Corp. (a)	1,926	117,159
General Dynamics Corp.	18,118	2,661,353
HEICO Corp.	1,370	95,229
HEICO Corp. Class A	2,596	149,711
Hexcel Corp.	6,381	275,468
Honeywell International, Inc.	50,060	5,823,480
Huntington Ingalls Industries, Inc.	3,202	552,601
KLX, Inc. (a)	3,623	117,023
Kratos Defense & Security Solutions, Inc. (a)	3,360	14,818
L-3 Communications Holdings, Inc.	5,341	809,856
Lockheed Martin Corp.	18,833	4,759,664
Mercury Systems, Inc. (a)	2,708	70,191
Moog, Inc. Class A (a)	2,303	126,826
National Presto Industries, Inc.	336	30,085
Northrop Grumman Corp.	11,776	2,551,035
Orbital ATK, Inc.	4,012	349,525
Raytheon Co.	20,482	2,857,853
Rockwell Collins, Inc.	8,972	759,211
Spirit Aerosystems Holdings, Inc. Class A (a)	9,272	402,219
Taser International, Inc. (a)	3,724	107,847
Teledyne Technologies, Inc. (a)	2,240	235,200
Textron, Inc.	18,556	723,684
The Boeing Co.	43,110	5,762,083
The KEYW Holding Corp. (a)	2,422	24,801
TransDigm Group, Inc. (a)	3,659	1,022,764
Triumph Group, Inc.	3,221	99,303
United Technologies Corp.	54,427	5,859,067

TOTAL AEROSPACE & DEFENSE		37,623,266

AIR FREIGHT & LOGISTICS – 6.2%
Air Freight & Logistics – 6.2%
Air Transport Services Group, Inc. (a)	1,050	15,204
Atlas Air Worldwide Holdings, Inc. (a)	420	18,157
CH Robinson Worldwide, Inc.	9,833	684,573
Echo Global Logistics, Inc. (a)	1,861	46,078
Expeditors International of Washington, Inc.	12,458	615,799
FedEx Corp.	17,936	2,903,838

	Shares	Value
Forward Air Corp.	2,118	$98,021
Hub Group, Inc. Class A (a)	2,405	98,461
Park-Ohio Holdings Corp.	563	16,766
United Parcel Service, Inc. Class B	47,275	5,110,428
XPO Logistics, Inc. (a)	7,492	221,913

TOTAL AIR FREIGHT & LOGISTICS		9,829,238

AIRLINES – 1.1%
Airlines – 1.1%
Allegiant Travel Co.	281	36,465
American Airlines Group, Inc.	10,313	366,112
Delta Air Lines, Inc.	13,323	516,266
Hawaiian Holdings, Inc. (a)	926	42,161
SkyWest, Inc.	896	25,778
Southwest Airlines Co.	10,916	404,001
Spirit Airlines, Inc. (a)	1,234	52,754
United Continental Holdings, Inc. (a)	6,147	288,233
Virgin America, Inc. (a)	757	42,331

TOTAL AIRLINES		1,774,101

BUILDING PRODUCTS – 3.2%
Building Products – 3.2%
AAON, Inc.	2,928	77,534
Advanced Drainage Systems, Inc.	2,778	74,200
Allegion PLC	6,575	475,964
American Woodmark Corp. (a)	1,019	75,640
AO Smith Corp.	5,115	475,132
Apogee Enterprises, Inc.	1,975	92,331
Armstrong Flooring, Inc. (a)	1,298	25,869
Armstrong World Industries, Inc. (a)	2,849	120,997
Builders FirstSource, Inc. (a)	6,082	78,397
Continental Building Products, Inc. (a)	2,823	66,199
CSW Industrials, Inc. (a)	1,102	37,391
Fortune Brands Home & Security, Inc.	10,784	682,304
Gibraltar Industries, Inc. (a)	2,037	71,865
Griffon Corp.	2,178	37,331
Insteel Industries, Inc.	1,177	40,948
Lennox International, Inc.	2,684	420,851
Masco Corp.	22,854	833,714
Masonite International Corp. (a)	1,784	124,577
NCI Building Systems, Inc. (a)	2,061	33,430
Nortek, Inc. (a)	683	59,339
Owens Corning	7,904	418,201
Patrick Industries, Inc. (a)	925	59,718
PGT, Inc. (a)	3,308	39,696
Ply Gem Holdings, Inc. (a)	1,590	24,423
Quanex Building Products Corp.	2,073	41,439
Simpson Manufacturing Co., Inc.	2,807	114,526
Trex Co., Inc. (a)	2,062	100,007
Universal Forest Products, Inc.	1,378	148,989
USG Corp. (a)	6,476	182,364

TOTAL BUILDING PRODUCTS		5,033,376

See accompanying notes which are an integral part of the financial statements.

Annual Report	50

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 6.8%
Commercial Printing – 0.5%
Brady Corp. Class A	3,208	$103,105
Deluxe Corp.	3,349	226,359
Ennis, Inc.	1,809	31,332
InnerWorkings, Inc. (a)	2,698	22,960
Multi-Color Corp.	910	58,768
Quad/Graphics, Inc.	1,962	49,756
RR Donnelley & Sons Co.	14,281	255,916

		748,196

Diversified Support Services – 1.4%
Cintas Corp.	5,917	634,716
Copart, Inc. (a)	6,895	347,784
G&K Services, Inc. Class A	1,360	109,086
Healthcare Services Group, Inc.	4,937	191,605
KAR Auction Services, Inc.	9,376	401,011
Matthews International Corp. Class A	2,261	135,909
McGrath RentCorp	1,557	49,621
Mobile Mini, Inc.	3,057	99,383
UniFirst Corp.	1,044	122,023
Viad Corp.	1,354	47,146
VSE Corp.	294	18,687

		2,156,971

Environmental & Facilities Services – 3.3%
ABM Industries, Inc.	3,633	135,184
Clean Harbors, Inc. (a)	3,743	192,465
Covanta Holding Corp.	8,010	128,320
Republic Services, Inc.	16,565	849,122
Rollins, Inc.	6,732	189,708
SP Plus Corp. (a)	1,185	28,476
Stericycle, Inc. (a)	5,814	524,830
Team, Inc. (a)	1,997	55,137
Tetra Tech, Inc.	4,010	132,049
US Ecology, Inc.	1,498	67,859
Waste Connections, Inc. (a)	11,994	893,313
Waste Management, Inc.	30,530	2,018,644

		5,215,107

Office Services & Supplies – 0.7%
ACCO Brands Corp. (a)	7,274	81,760
Essendant, Inc.	2,577	51,643
Herman Miller, Inc.	4,130	135,340
HNI Corp.	3,020	157,433
Interface, Inc.	4,529	80,888
Kimball International, Inc. Class B	2,182	24,853
Knoll, Inc.	3,338	84,284
MSA Safety, Inc.	2,179	121,763
Pitney Bowes, Inc.	13,103	253,019
Steelcase, Inc. Class A	6,319	91,625
West Corp.	3,128	69,160

		1,151,768

	Shares	Value
Security & Alarm Services – 0.9%
The Brink’s Co.	3,052	$100,167
Tyco International PLC	29,076	1,324,993

		1,425,160

TOTAL COMMERCIAL SERVICES & SUPPLIES		10,697,202

CONSTRUCTION & ENGINEERING – 2.1%
Construction & Engineering – 2.1%
AECOM (a)	10,441	370,551
Aegion Corp. (a)	2,443	50,130
Argan, Inc.	892	41,148
Chicago Bridge & Iron Co. N.V.	7,190	243,094
Comfort Systems USA, Inc.	2,534	76,983
Dycom Industries, Inc. (a)	2,251	211,707
EMCOR Group, Inc.	4,148	231,044
Fluor Corp.	9,507	508,815
Granite Construction, Inc.	2,721	135,451
Great Lakes Dredge & Dock Corp. (a)	4,258	18,906
Jacobs Engineering Group, Inc. (a)	8,387	448,872
KBR, Inc.	9,772	137,003
MasTec, Inc. (a)	4,425	108,191
MYR Group, Inc. (a)	1,430	35,278
Primoris Services Corp.	2,904	52,417
Quanta Services, Inc. (a)	10,930	279,808
Tutor Perini Corp. (a)	2,715	68,201
Valmont Industries, Inc.	1,559	204,151

TOTAL CONSTRUCTION & ENGINEERING		3,221,750

ELECTRICAL EQUIPMENT – 5.6%
Electrical Components & Equipment – 5.5%
Acuity Brands, Inc.	2,997	786,503
AMETEK, Inc.	16,116	757,935
Eaton Corp. PLC	31,438	1,993,484
Emerson Electric Co.	44,056	2,462,730
Encore Wire Corp.	1,354	50,816
EnerSys	2,971	185,242
Generac Holdings, Inc. (a)	4,540	171,567
General Cable Corp.	3,312	48,786
Hubbell, Inc.	3,688	397,677
Plug Power, Inc. (a)	12,660	22,661
Powell Industries, Inc.	642	23,651
Regal-Beloit Corp.	3,055	186,386
Rockwell Automation, Inc.	8,995	1,029,028
Sensata Technologies Holding N.V. (a)	11,656	441,995
SolarCity Corp. (a)	4,370	116,679
Sunrun, Inc. (a)	3,690	19,114
Thermon Group Holdings, Inc. (a)	2,201	44,416
Vicor Corp. (a)	1,143	12,116

		8,750,786

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Fidelity MSCI Industrials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Heavy Electrical Equipment – 0.1%
AZZ, Inc.	1,781	$110,564
Babcock & Wilcox Enterprises, Inc. (a)	3,149	48,369

		158,933

TOTAL ELECTRICAL EQUIPMENT		8,909,719

INDUSTRIAL CONGLOMERATES – 18.3%
Industrial Conglomerates – 18.3%
3M Co.	41,442	7,391,595
Carlisle Cos., Inc.	4,392	453,650
General Electric Co.	639,063	19,900,422
Raven Industries, Inc.	2,540	52,730
Roper Industries, Inc.	6,919	1,178,721

TOTAL INDUSTRIAL CONGLOMERATES		28,977,118

MACHINERY – 17.1%
Agricultural & Farm Machinery – 1.3%
AGCO Corp.	4,512	217,298
Deere & Co.	18,359	1,426,678
Lindsay Corp.	781	54,795
The Toro Co.	3,755	345,272
Titan International, Inc.	3,248	21,469

		2,065,512

Construction & Farm Machinery & Heavy Trucks – 5.4%
Alamo Group, Inc.	652	43,769
Allison Transmission Holdings, Inc.	9,951	286,788
American Railcar Industries, Inc.	611	25,668
Astec Industries, Inc.	1,282	77,279
Caterpillar, Inc.	39,889	3,301,214
Cummins, Inc.	11,341	1,392,335
Douglas Dynamics, Inc.	1,502	40,254
Federal Signal Corp.	4,264	56,072
Joy Global, Inc.	6,697	185,038
Meritor, Inc. (a)	5,902	49,459
Navistar International Corp. (a)	3,020	38,716
Oshkosh Corp.	5,000	275,450
PACCAR, Inc.	24,059	1,418,759
Terex Corp.	7,427	179,288
The Greenbrier Cos., Inc.	1,943	63,789
The Manitowoc Co., Inc.	8,900	49,573
Trinity Industries, Inc.	10,455	242,660
Wabash National Corp. (a)	4,399	63,697
WABCO Holdings, Inc. (a)	3,692	370,197
Wabtec Corp.	6,291	430,933

		8,590,938

Industrial Machinery – 10.4%
Actuant Corp. Class A	4,062	96,473
Albany International Corp. Class A	1,957	82,840
Altra Industrial Motion Corp.	1,760	49,984

	Shares	Value
Barnes Group, Inc.	3,512	$133,210
Briggs & Stratton Corp.	2,936	66,735
Chart Industries, Inc. (a)	2,067	62,051
CIRCOR International, Inc.	947	53,922
CLARCOR, Inc.	3,317	206,516
Colfax Corp. (a)	6,297	184,880
Columbus McKinnon Corp.	1,268	21,036
Crane Co.	3,187	198,550
Donaldson Co., Inc.	8,621	311,477
Dover Corp.	10,608	757,729
Energy Recovery, Inc. (a)	2,217	23,722
EnPro Industries, Inc.	1,504	68,808
ESCO Technologies, Inc.	1,792	75,891
Flowserve Corp.	8,902	425,961
Fortive Corp. (a)	21,166	1,020,413
Franklin Electric Co., Inc.	2,677	103,653
Global Brass & Copper Holdings, Inc.	1,443	40,866
Graco, Inc.	3,770	279,018
Harsco Corp.	5,369	52,563
Hillenbrand, Inc.	4,344	140,528
Hyster-Yale Materials Handling, Inc.	587	37,445
IDEX Corp.	5,195	466,459
Illinois Tool Works, Inc.	22,428	2,588,191
Ingersoll-Rand PLC	17,585	1,165,182
ITT, Inc.	6,145	194,858
John Bean Technologies Corp.	2,001	133,907
Kadant, Inc.	763	41,919
Kennametal, Inc.	5,454	135,586
Lincoln Electric Holdings, Inc.	4,353	270,147
Lydall, Inc. (a)	1,193	53,303
Manitowoc Foodservice, Inc. (a)	8,874	162,749
Milacron Holdings Corp. (a)	1,082	18,632
Mueller Industries, Inc.	3,714	126,425
Mueller Water Products, Inc. Class A	11,029	130,804
NN, Inc.	1,692	28,544
Nordson Corp.	3,704	327,026
Parker Hannifin Corp.	9,247	1,055,915
Pentair PLC	11,732	748,736
Proto Labs, Inc. (a)	1,714	94,339
RBC Bearings, Inc. (a)	1,655	125,830
Rexnord Corp. (a)	6,938	147,710
Snap-on, Inc.	3,976	624,908
SPX Corp. (a)	2,801	42,407
SPX FLOW, Inc. (a)	2,886	78,730
Standex International Corp.	896	79,565
Stanley Black & Decker, Inc.	10,429	1,269,209
Sun Hydraulics Corp.	1,577	47,625
Tennant Co.	1,133	72,603
The Gorman-Rupp Co.	1,319	35,732
The Middleby Corp. (a)	3,921	472,010
The Timken Co.	4,926	164,775
Trimas Corp. (a)	3,149	56,273

See accompanying notes which are an integral part of the financial statements.

Annual Report	52

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Watts Water Technologies, Inc. Class A	1,806	$111,701
Woodward, Inc.	3,812	223,154
Xylem, Inc.	12,212	583,856

		16,373,081

TOTAL MACHINERY		27,029,531

MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	910	49,586
Matson, Inc.	630	23,543

TOTAL MARINE		73,129

PROFESSIONAL SERVICES – 4.3%
Human Resource & Employment Services – 0.8%
GP Strategies Corp. (a)	913	19,137
Heidrick & Struggles International, Inc.	1,164	22,652
Insperity, Inc.	1,017	79,824
Kelly Services, Inc. Class A	2,110	43,192
Kforce, Inc.	1,823	32,559
Korn/Ferry International	3,229	74,299
Manpowergroup, Inc.	4,946	343,252
On Assignment, Inc. (a)	3,432	126,812
Robert Half International, Inc.	8,973	327,874
TriNet Group, Inc. (a)	2,932	63,595
TrueBlue, Inc. (a)	2,873	64,154
WageWorks, Inc. (a)	2,467	152,485

		1,349,835

Research & Consulting Services – 3.5%
CBIZ, Inc. (a)	3,378	36,516
CEB, Inc.	2,233	134,069
Equifax, Inc.	8,125	1,076,237
Exponent, Inc.	1,758	89,324
FTI Consulting, Inc. (a)	2,820	120,809
Huron Consulting Group, Inc. (a)	1,493	91,775
ICF International, Inc. (a)	1,285	53,173
IHS Markit Ltd. (a)	24,582	853,979
Mistras Group, Inc. (a)	1,179	29,546
Navigant Consulting, Inc. (a)	3,303	65,102
Nielsen Holdings PLC	24,783	1,334,812
Resources Connection, Inc.	2,554	38,055
RPX Corp. (a)	3,497	35,215
The Advisory Board Co. (a)	2,891	120,728
The Dun & Bradstreet Corp.	2,474	319,764
TransUnion (a)	4,997	163,502
Verisk Analytics, Inc. Class A (a)	10,924	931,599

		5,494,205

TOTAL PROFESSIONAL SERVICES		6,844,040

	Shares	Value
ROAD & RAIL – 7.9%
Railroads – 6.3%
CSX Corp.	65,984	$1,869,327
Genesee & Wyoming, Inc. Class A (a)	3,896	252,266
Kansas City Southern	7,424	713,521
Norfolk Southern Corp.	20,429	1,834,115
Union Pacific Corp.	57,976	5,394,667

		10,063,896

Trucking – 1.6%
AMERCO	471	186,285
ArcBest Corp.	1,680	31,433
Avis Budget Group, Inc. (a)	5,865	215,421
Celadon Group, Inc.	1,939	16,016
Covenant Transportation Group, Inc. Class A (a)	842	18,970
Heartland Express, Inc.	3,082	57,079
Hertz Global Holdings, Inc. (a)	4,951	241,015
JB Hunt Transport Services, Inc.	6,173	513,162
Knight Transportation, Inc.	4,436	132,326
Landstar System, Inc.	2,901	204,491
Marten Transport Ltd.	1,700	36,805
Old Dominion Freight Line, Inc. (a)	4,300	299,538
Roadrunner Transportation Systems, Inc. (a)	1,972	14,928
Ryder System, Inc.	3,659	241,128
Saia, Inc. (a)	1,695	48,969
Swift Transportation Co. (a)	5,921	113,979
Universal Truckload Services, Inc.	536	8,013
Werner Enterprises, Inc.	3,211	80,660
YRC Worldwide, Inc. (a)	1,840	21,841

		2,482,059

TOTAL ROAD & RAIL		12,545,955

TRADING COMPANIES & DISTRIBUTORS – 3.0%
Trading Companies & Distributors – 3.0%
Air Lease Corp.	6,667	192,076
Aircastle Ltd.	4,098	91,058
Applied Industrial Technologies, Inc.	2,560	120,192
Beacon Roofing Supply, Inc. (a)	3,443	161,890
BMC Stock Holdings, Inc. (a)	3,843	78,205
DXP Enterprises, Inc. (a)	916	15,242
Fastenal Co.	19,796	846,279
GATX Corp.	2,735	122,337
H&E Equipment Services, Inc.	2,132	39,698
HD Supply Holdings, Inc. (a)	13,728	496,816
Herc Holdings, Inc. (a)	1,648	58,257
Kaman Corp.	1,650	71,214
MRC Global, Inc. (a)	6,879	91,009
MSC Industrial Direct Co., Inc. Class A	3,299	236,967
NOW, Inc. (a)	7,375	135,036
Rush Enterprises, Inc. Class A (a)	2,113	48,557
Titan Machinery, Inc. (a)	1,353	15,167

See accompanying notes which are an integral part of the financial statements.

53	Annual Report

Fidelity MSCI Industrials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
Triton International Ltd.	2,172	$36,468
United Rentals, Inc. (a)	6,226	496,025
Univar, Inc. (a)	3,353	61,394
Veritiv Corp. (a)	605	25,543
Watsco, Inc.	1,762	253,799
WESCO International, Inc. (a)	2,887	160,921
WW Grainger, Inc.	4,014	878,464

TOTAL TRADING COMPANIES & DISTRIBUTORS		4,732,614

TRANSPORTATION INFRASTRUCTURE – 0.3%
Airport Services – 0.3%
Macquarie Infrastructure Corp.	5,204	398,887
Wesco Aircraft Holdings, Inc. (a)	3,959	50,873

TOTAL TRANSPORTATION INFRASTRUCTURE		449,760

TOTAL COMMON STOCKS (Cost $156,833,257)		157,740,799

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $220,531)	220,531	$220,531

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $157,053,788)		157,961,330

NET OTHER ASSETS (LIABILITIES) – 0.1%		88,144

NET ASSETS – 100%		$158,049,474

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$157,740,799	$157,740,799	$—	$—
Money Market Funds	220,531	220,531	—	—

Total Investments in Securities:	$157,961,330	$157,961,330	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	54

Fidelity MSCI Information Technology Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 5.5%
Communications Equipment – 5.5%
ADTRAN, Inc.	4,534	$82,519
Arista Networks, Inc. (a)	3,854	274,675
ARRIS International PLC (a)	17,420	474,521
Brocade Communications Systems, Inc.	43,944	408,679
CalAmp Corp. (a)	3,385	48,067
Calix, Inc. (a)	3,897	30,085
Ciena Corp. (a)	12,909	247,724
Cisco Systems, Inc.	472,587	14,428,081
CommScope Holding Co., Inc. (a)	14,379	430,651
Comtech Telecommunications Corp.	2,195	28,689
EchoStar Corp. Class A (a)	4,246	165,382
Extreme Networks, Inc. (a)	9,300	36,177
F5 Networks, Inc. (a)	6,459	797,170
Finisar Corp. (a)	10,166	190,714
Harmonic, Inc. (a)	8,161	26,850
Harris Corp.	11,689	1,012,501
Infinera Corp. (a)	13,094	114,703
InterDigital, Inc.	3,291	194,333
Ixia (a)	5,358	61,617
Juniper Networks, Inc.	32,364	734,339
Lumentum Holdings, Inc. (a)	4,500	136,125
Mitel Networks Corp. (a)	8,392	61,513
Motorola Solutions, Inc.	14,749	1,023,286
NETGEAR, Inc. (a)	3,043	156,501
Netscout Systems, Inc. (a)	8,333	233,157
Oclaro, Inc. (a)	9,974	57,151
Palo Alto Networks, Inc. (a)	8,309	1,087,565
Plantronics, Inc.	3,116	150,316
Polycom, Inc. (a)	11,948	148,036
ShoreTel, Inc. (a)	6,569	48,216
Sonus Networks, Inc. (a)	4,700	40,514
Ubiquiti Networks, Inc. (a)	2,726	121,907
ViaSat, Inc. (a)	4,365	322,268
Viavi Solutions, Inc. (a)	21,930	156,361

TOTAL COMMUNICATIONS EQUIPMENT		23,530,393

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.0%
Electronic Components – 1.3%
Amphenol Corp. Class A	28,937	1,722,330
AVX Corp.	4,866	66,470
Belden, Inc.	3,982	291,522
Corning, Inc.	104,514	2,322,301
Dolby Laboratories, Inc. Class A	4,955	249,286
DTS, Inc. (a)	1,710	47,521
II-VI, Inc. (a)	5,206	104,641
InvenSense, Inc. (a)	7,834	53,115
Knowles Corp. (a)	8,171	109,818
Littelfuse, Inc.	2,128	266,043
Rogers Corp. (a)	1,701	116,416
Universal Display Corp. (a)	3,978	281,801

	Shares	Value
Vishay Intertechnology, Inc.	12,580	$167,691

		5,798,955

Electronic Equipment & Instruments – 0.8%
Badger Meter, Inc.	1,380	96,241
Cognex Corp.	7,632	344,737
Coherent, Inc. (a)	2,252	238,825
Daktronics, Inc.	3,394	21,959
FARO Technologies, Inc. (a)	1,540	53,715
FEI Co.	3,846	409,291
Fitbit, Inc. Class A (a)	9,168	125,235
FLIR Systems, Inc.	12,946	421,781
Itron, Inc. (a)	3,385	144,506
Keysight Technologies, Inc. (a)	16,067	469,799
MTS Systems Corp.	1,542	73,137
National Instruments Corp.	10,815	310,174
Novanta, Inc. (a)	3,141	49,345
OSI Systems, Inc. (a)	1,729	102,824
Rofin-Sinar Technologies, Inc. (a)	2,515	79,474
VeriFone Systems, Inc. (a)	10,349	198,287
Zebra Technologies Corp. Class A (a)	4,889	259,166

		3,398,496

Electronic Manufacturing Services – 1.2%
Benchmark Electronics, Inc. (a)	4,782	112,090
CTS Corp.	3,001	57,349
Fabrinet (a)	2,949	111,354
Flextronics International Ltd. (a)	51,557	653,227
IPG Photonics Corp. (a)	3,497	294,762
Jabil Circuit, Inc.	16,153	328,714
Kimball Electronics, Inc. (a)	2,635	33,254
Methode Electronics, Inc.	3,437	120,398
Park Electrochemical Corp.	1,764	28,577
Plexus Corp. (a)	3,136	144,068
QLogic Corp. (a)	7,884	122,360
Sanmina Corp. (a)	7,182	181,992
TE Connectivity Ltd.	34,723	2,093,102
Trimble Navigation Ltd. (a)	23,595	623,852
TTM Technologies, Inc. (a)	5,924	58,944

		4,964,043

Technology Distributors – 0.7%
Anixter International, Inc. (a)	2,782	170,481
Arrow Electronics, Inc. (a)	8,546	568,224
Avnet, Inc.	12,324	506,516
CDW Corp.	14,192	609,263
Electro Rent Corp.	1,771	27,397
ePlus, Inc. (a)	669	56,270
Ingram Micro, Inc. Class A	13,935	477,134
Insight Enterprises, Inc. (a)	3,541	94,191
PC Connection, Inc.	1,203	31,049
ScanSource, Inc. (a)	2,411	98,923
SYNNEX Corp.	2,794	280,881

See accompanying notes which are an integral part of the financial statements.

55	Annual Report

Fidelity MSCI Information Technology Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – continued
Tech Data Corp. (a)	3,283	$255,844

		3,176,173

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		17,337,667

INTERNET SOFTWARE & SERVICES – 20.5%
Internet Software & Services – 20.5%
2U, Inc. (a)	3,255	113,860
Actua Corp. (a)	3,315	33,084
Akamai Technologies, Inc. (a)	16,585	838,040
Alarm.com Holdings, Inc. (a)	1,069	30,712
Alphabet, Inc. Class A (a)	27,478	21,744,441
Alphabet, Inc. Class C (a)	29,206	22,453,281
Angie’s List, Inc. (a)	3,326	26,907
Bankrate, Inc. (a)	5,103	40,671
Bazaarvoice, Inc. (a)	6,919	28,714
Benefitfocus, Inc. (a)	1,232	52,976
Blucora, Inc. (a)	3,862	39,431
Box, Inc. Class A (a)	2,499	29,113
ChannelAdvisor Corp. (a)	2,070	32,623
Cimpress N.V. (a)	2,204	208,939
CommerceHub, Inc. Series A (a)	1,266	17,851
CommerceHub, Inc. Series C (a)	2,532	35,448
comScore, Inc. (a)	4,224	109,613
Cornerstone OnDemand, Inc. (a)	4,889	211,156
CoStar Group, Inc. (a)	3,047	633,471
Cvent, Inc. (a)	2,962	96,620
DHI Group, Inc. (a)	4,358	31,770
EarthLink Holdings Corp.	9,444	64,030
eBay, Inc. (a)	105,205	3,278,188
Endurance International Group Holdings, Inc. (a)	6,026	54,113
Envestnet, Inc. (a)	3,615	137,985
Facebook, Inc. Class A (a)	215,527	26,712,416
Five9, Inc. (a)	2,653	33,454
GoDaddy, Inc. Class A (a)	4,046	121,056
Gogo, Inc. (a)	5,019	42,210
GrubHub, Inc. (a)	6,354	240,944
GTT Communications, Inc. (a)	2,638	54,158
Hortonworks, Inc. (a)	3,250	38,058
IAC/InterActiveCorp	7,265	421,079
inContact, Inc. (a)	5,381	74,796
IntraLinks Holdings, Inc. (a)	4,340	30,206
j2 Global, Inc.	4,344	290,353
LinkedIn Corp. Class A (a)	10,949	2,110,201
LivePerson, Inc. (a)	4,923	32,861
LogMeIn, Inc. (a)	2,388	205,153
Marketo, Inc. (a)	3,662	128,829
Match Group, Inc. (a)	3,627	57,125
MercadoLibre, Inc.	3,121	477,763

	Shares	Value
Monster Worldwide, Inc. (a)	8,442	$21,358
New Relic, Inc. (a)	2,320	79,901
NIC, Inc.	5,954	138,847
Pandora Media, Inc. (a)	20,317	276,311
Q2 Holdings, Inc. (a)	2,384	70,757
Quotient Technology, Inc. (a)	6,709	84,936
Rackspace Hosting, Inc. (a)	9,848	230,739
RetailMeNot, Inc. (a)	3,296	27,522
Shutterstock, Inc. (a)	1,830	100,815
SPS Commerce, Inc. (a)	1,623	102,768
Stamps.com, Inc. (a)	1,479	112,116
TrueCar, Inc. (a)	4,112	38,529
Twitter, Inc. (a)	52,440	872,602
VeriSign, Inc. (a)	9,257	801,749
Web.com Group, Inc. (a)	4,006	75,553
WebMD Health Corp. (a)	3,574	218,050
XO Group, Inc. (a)	2,239	40,817
Yahoo!, Inc. (a)	84,503	3,227,170
Yelp, Inc. (a)	6,294	202,478
Zillow Group, Inc. Class C (a)	10,630	417,227

TOTAL INTERNET SOFTWARE & SERVICES		88,553,944

IT SERVICES – 17.9%
Data Processing & Outsourced Services – 11.4%
Alliance Data Systems Corp. (a)	5,571	1,290,355
Automatic Data Processing, Inc.	42,964	3,821,648
Black Knight Financial Services, Inc. Class A (a)	2,277	88,461
Blackhawk Network Holdings, Inc. (a)	5,131	178,507
Broadridge Financial Solutions, Inc.	11,194	757,610
Cardtronics PLC Class A (a)	4,300	189,157
Cass Information Systems, Inc.	1,059	55,036
Convergys Corp.	9,133	243,394
CoreLogic, Inc. (a)	8,325	335,331
CSG Systems International, Inc.	2,999	120,740
DST Systems, Inc.	3,006	370,730
Euronet Worldwide, Inc. (a)	4,730	360,710
EVERTEC, Inc.	5,876	101,067
ExlService Holdings, Inc. (a)	3,125	154,719
Fidelity National Information Services, Inc.	29,011	2,307,245
Fiserv, Inc. (a)	20,948	2,311,821
FleetCor Technologies, Inc. (a)	8,684	1,317,189
Global Payments, Inc.	14,550	1,086,303
Jack Henry & Associates, Inc.	7,413	661,610
Mastercard, Inc. Class A	92,087	8,770,366
MAXIMUS, Inc.	6,091	358,882
MoneyGram International, Inc. (a)	2,694	18,750
Net 1 UEPS Technologies, Inc. (a)	4,398	45,475
Paychex, Inc.	30,543	1,810,589
PayPal Holdings, Inc. (a)	103,354	3,848,903
Sabre Corp.	19,453	567,055
Square, Inc. Class A (a)	2,079	20,936

See accompanying notes which are an integral part of the financial statements.

Annual Report	56

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Sykes Enterprises, Inc. (a)	3,685	$113,093
Syntel, Inc. (a)	3,118	141,277
TeleTech Holdings, Inc.	1,538	43,894
The Western Union Co.	47,102	942,040
Total System Services, Inc.	15,510	789,769
Travelport Worldwide Ltd.	11,025	148,727
Vantiv, Inc. Class A (a)	14,566	797,780
Visa, Inc. Class A	180,234	14,067,264
WEX, Inc. (a)	3,632	340,246
Xerox Corp.	80,870	832,961

		49,409,640

IT Consulting & Other Services – 6.5%
Accenture PLC Class A	58,971	6,652,519
Acxiom Corp. (a)	7,382	169,417
Booz Allen Hamilton Holding Corp.	12,529	386,896
CACI International, Inc. Class A (a)	2,277	217,066
Cognizant Technology Solutions Corp. Class A (a)	57,221	3,289,635
Computer Sciences Corp.	12,956	619,685
CSRA, Inc.	15,153	407,919
EPAM Systems, Inc. (a)	4,260	299,222
Forrester Research, Inc.	829	33,931
Gartner, Inc. (a)	7,726	774,532
International Business Machines Corp.	85,729	13,769,792
Leidos Holdings, Inc.	6,108	305,461
Lionbridge Technologies, Inc. (a)	5,201	23,457
ManTech International Corp. Class A	2,351	92,888
Perficient, Inc. (a)	3,418	75,948
Science Applications International Corp.	4,054	246,321
ServiceSource International, Inc. (a)	6,320	28,566
Teradata Corp. (a)	12,112	343,739
The Hackett Group, Inc.	2,446	32,752
Unisys Corp. (a)	4,643	46,012
Virtusa Corp. (a)	2,631	71,563

		27,887,321

TOTAL IT SERVICES		77,296,961

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 14.6%
Semiconductor Equipment – 1.7%
Advanced Energy Industries, Inc. (a)	3,767	153,392
Amkor Technology, Inc. (a)	10,189	64,089
Applied Materials, Inc.	106,193	2,791,814
Brooks Automation, Inc.	6,401	80,205
Cabot Microelectronics Corp.	2,248	118,290
Cohu, Inc.	2,223	23,475
Entegris, Inc. (a)	13,211	225,776
FormFactor, Inc. (a)	6,119	57,213
KLA-Tencor Corp.	14,619	1,106,804
Kulicke & Soffa Industries, Inc. (a)	6,711	84,290
Lam Research Corp.	14,933	1,340,535

	Shares	Value
MKS Instruments, Inc.	5,042	$230,319
Nanometrics, Inc. (a)	2,314	46,373
PDF Solutions, Inc. (a)	2,401	39,616
Photronics, Inc. (a)	6,117	59,090
Rudolph Technologies, Inc. (a)	2,629	46,323
SolarEdge Technologies, Inc. (a)	2,071	37,071
SunEdison Semiconductor Ltd. (a)	3,917	25,265
Teradyne, Inc.	19,191	379,022
Tessera Technologies, Inc.	4,725	151,861
Ultratech, Inc. (a)	2,328	56,896
Veeco Instruments, Inc. (a)	3,761	63,072
Xcerra Corp. (a)	5,177	31,580

		7,212,371

Semiconductors – 12.9%
Advanced Micro Devices, Inc. (a)	63,689	436,907
Ambarella, Inc. (a)	3,041	176,317
Analog Devices, Inc.	29,133	1,859,559
Applied Micro Circuits Corp. (a)	7,009	46,119
Broadcom Ltd.	36,657	5,937,701
Cavium, Inc. (a)	5,404	252,205
Ceva, Inc. (a)	1,976	59,399
Cirrus Logic, Inc. (a)	5,893	286,341
Cree, Inc. (a)	9,484	271,242
Cypress Semiconductor Corp.	31,415	365,671
Diodes, Inc. (a)	3,958	73,263
Exar Corp. (a)	3,922	32,866
Fairchild Semiconductor International, Inc. (a)	10,727	211,751
First Solar, Inc. (a)	7,169	334,649
Inphi Corp. (a)	3,315	116,622
Integrated Device Technology, Inc. (a)	12,709	279,471
Intel Corp.	443,650	15,465,639
Intersil Corp. Class A	12,520	191,306
IXYS Corp.	2,624	28,707
Lattice Semiconductor Corp. (a)	11,289	67,847
Linear Technology Corp.	22,518	1,350,855
MACOM Technology Solutions Holdings, Inc. (a)	2,746	108,494
Marvell Technology Group Ltd.	41,351	485,874
Maxim Integrated Products, Inc.	26,916	1,097,634
MaxLinear, Inc. Class A (a)	5,228	114,023
Mellanox Technologies Ltd. (a)	3,955	174,732
Microchip Technology, Inc.	20,104	1,118,587
Micron Technology, Inc. (a)	97,465	1,339,169
Microsemi Corp. (a)	10,535	410,865
Monolithic Power Systems, Inc.	3,520	255,974
NeoPhotonics Corp. (a)	2,668	33,483
NVE Corp.	493	28,121
NVIDIA Corp.	50,508	2,884,007
ON Semiconductor Corp. (a)	38,981	390,979
Power Integrations, Inc.	2,672	152,491
Qorvo, Inc. (a)	12,881	814,466

See accompanying notes which are an integral part of the financial statements.

57	Annual Report

Fidelity MSCI Information Technology Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
QUALCOMM, Inc.	140,392	$8,785,731
Rambus, Inc. (a)	10,289	139,107
Semtech Corp. (a)	6,170	156,841
Silicon Laboratories, Inc. (a)	3,684	196,284
Skyworks Solutions, Inc.	18,020	1,189,680
SunPower Corp. (a)	5,771	84,141
Synaptics, Inc. (a)	3,456	179,539
Texas Instruments, Inc.	94,409	6,585,028
Xilinx, Inc.	23,977	1,224,745

		55,794,432

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		63,006,803

SOFTWARE – 21.3%
Application Software – 6.2%
8x8, Inc. (a)	8,305	114,194
ACI Worldwide, Inc. (a)	11,117	220,228
Adobe Systems, Inc. (a)	46,801	4,579,946
ANSYS, Inc. (a)	8,292	740,973
Aspen Technology, Inc. (a)	7,855	329,046
Autodesk, Inc. (a)	19,180	1,140,251
Blackbaud, Inc.	4,431	296,212
Bottomline Technologies de, Inc. (a)	3,806	80,345
BroadSoft, Inc. (a)	2,706	121,310
Cadence Design Systems, Inc. (a)	28,519	685,882
Callidus Software, Inc. (a)	5,209	106,941
CDK Global, Inc.	12,400	716,596
Citrix Systems, Inc. (a)	14,468	1,289,533
Ebix, Inc.	2,450	130,634
Ellie Mae, Inc. (a)	2,784	256,434
Epiq Systems, Inc.	1,809	29,559
Fair Isaac Corp.	2,933	371,435
Glu Mobile, Inc. (a)	9,815	22,967
Guidewire Software, Inc. (a)	6,692	411,357
HubSpot, Inc. (a)	2,124	115,949
Interactive Intelligence Group, Inc. (a)	1,592	85,888
Intuit, Inc.	22,924	2,544,335
Jive Software, Inc. (a)	3,888	14,774
Manhattan Associates, Inc. (a)	6,841	397,120
Mentor Graphics Corp.	9,458	202,023
MicroStrategy, Inc. Class A (a)	895	156,527
MobileIron, Inc. (a)	2,901	9,892
Monotype Imaging Holdings, Inc.	3,676	72,748
Nuance Communications, Inc. (a)	22,891	367,858
Paycom Software, Inc. (a)	3,939	185,960
Paylocity Holding Corp. (a)	2,151	96,021
Pegasystems, Inc.	3,516	98,096
PROS Holdings, Inc. (a)	2,451	45,540
PTC, Inc. (a)	10,721	425,945
QAD, Inc. Class A	830	15,704
Qlik Technologies, Inc. (a)	8,843	267,059

	Shares	Value
RealPage, Inc. (a)	5,176	$130,176
RingCentral, Inc. Class A(a)	4,701	108,264
Salesforce.com, Inc. (a)	59,242	4,845,996
Silver Spring Networks, Inc. (a)	2,938	36,931
Splunk, Inc. (a)	12,186	762,112
SS&C Technologies Holdings, Inc.	16,706	538,267
Synchronoss Technologies, Inc. (a)	3,767	140,660
Synopsys, Inc. (a)	14,241	771,293
Tangoe, Inc. (a)	2,767	22,385
The Ultimate Software Group, Inc. (a)	2,717	568,125
TiVo, Inc. (a)	9,473	99,845
Tyler Technologies, Inc. (a)	3,233	527,044
Verint Systems, Inc. (a)	5,885	207,564
Workday, Inc. Class A (a)	10,525	877,153
Workiva, Inc. (a)	1,747	24,353
Xura, Inc. (a)	2,139	53,154
Zendesk, Inc. (a)	6,825	206,388

		26,664,992

Home Entertainment Software – 1.1%
Activision Blizzard, Inc.	54,995	2,208,599
Electronic Arts, Inc. (a)	29,067	2,218,393
Take-Two Interactive Software, Inc. (a)	8,017	322,123
Zynga, Inc. Class A (a)	68,426	196,383

		4,945,498

Systems Software – 14.0%
A10 Networks, Inc. (a)	3,837	30,005
Barracuda Networks, Inc. (a)	2,234	49,327
CA, Inc.	29,363	1,017,428
CommVault Systems, Inc. (a)	4,027	208,357
FireEye, Inc. (a)	14,026	244,333
Fleetmatics Group PLC (a)	3,610	155,086
Fortinet, Inc. (a)	13,762	477,404
Gigamon, Inc. (a)	2,597	121,332
Imperva, Inc. (a)	2,756	129,863
Infoblox, Inc. (a)	5,177	96,913
Microsoft Corp.	705,653	39,996,412
NetSuite, Inc. (a)	3,755	408,732
Oracle Corp.	295,916	12,144,393
Progress Software Corp. (a)	4,368	126,934
Proofpoint, Inc. (a)	3,708	281,326
Qualys, Inc. (a)	2,582	81,049
Rapid7, Inc. (a)	1,453	20,313
Red Hat, Inc. (a)	17,127	1,289,492
Rovi Corp. (a)	7,697	144,780
ServiceNow, Inc. (a)	15,122	1,132,940
Symantec Corp.	61,280	1,251,950
Tableau Software, Inc. Class A (a)	5,172	292,270
The Rubicon Project, Inc. (a)	2,981	42,092
TubeMogul, Inc. (a)	1,569	17,588
Varonis Systems, Inc. (a)	1,209	31,059
VASCO Data Security International, Inc. (a)	2,703	45,167

See accompanying notes which are an integral part of the financial statements.

Annual Report	58

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
VMware, Inc. Class A (a)	6,964	$508,233

		60,344,778

TOTAL SOFTWARE		91,955,268

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 16.1%
Technology Hardware, Storage & Peripherals – 16.1%
3D Systems Corp. (a)	10,031	134,315
Apple, Inc.	520,713	54,263,502
CPI Card Group, Inc.	1,802	8,505
Cray, Inc. (a)	3,790	119,612
Diebold, Inc.	5,497	155,235
Eastman Kodak Co. (a)	2,042	34,591
Electronics For Imaging, Inc. (a)	4,487	198,729
EMC Corp.	182,857	5,171,196
Hewlett Packard Enterprise Co.	163,435	3,435,404
HP, Inc.	162,182	2,272,170
Immersion Corp. (a)	2,424	18,204
Lexmark International, Inc. Class A	5,861	214,923
NCR Corp. (a)	12,512	412,521
NetApp, Inc.	27,470	723,835
Nimble Storage, Inc. (a)	5,367	39,930
Pure Storage, Inc. Class A (a)	3,842	48,409

	Shares	Value
Seagate Technology PLC	27,817	$890,979
Super Micro Computer, Inc. (a)	3,649	78,636
Western Digital Corp.	26,356	1,252,174

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		69,472,870

TOTAL COMMON STOCKS (Cost $417,833,637)		431,153,906

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $247,164)	247,164	247,164

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $418,080,801)		431,401,070

NET OTHER ASSETS (LIABILITIES) – 0.0%		(9,702)

NET ASSETS – 100%		$431,391,368

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$431,153,906	$431,153,906	$—	$—
Money Market Funds	247,164	247,164	—	—

Total Investments in Securities:	$431,401,070	$431,401,070	$—	$—

See accompanying notes which are an integral part of the financial statements.

59	Annual Report

Fidelity MSCI Materials Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 64.5%
Commodity Chemicals – 5.4%
Axiall Corp.	11,496	$375,345
Cabot Corp.	10,130	493,230
Calgon Carbon Corp.	8,218	113,408
Hawkins, Inc.	1,584	67,700
Koppers Holdings, Inc. (a)	3,327	105,200
Kronos Worldwide, Inc.	4,129	23,329
LyondellBasell Industries N.V. Class A	59,535	4,480,604
Olin Corp.	26,766	559,409
Tredegar Corp.	3,461	61,260
Trinseo S.A.	4,993	248,602
Tronox Ltd. Class A	10,598	68,781

		6,596,868

Diversified Chemicals – 17.7%
Eastman Chemical Co.	23,961	1,562,976
EI du Pont de Nemours & Co.	141,245	9,769,916
Huntsman Corp.	32,767	506,578
LSB Industries, Inc. (a)	3,440	39,835
The Chemours Co.	29,466	274,034
The Dow Chemical Co.	181,016	9,715,129

		21,868,468

Fertilizers & Agricultural Chemicals – 9.5%
AgroFresh Solutions, Inc. (a)	4,061	26,194
American Vanguard Corp.	4,280	63,686
CF Industries Holdings, Inc.	37,807	933,077
FMC Corp.	21,682	1,030,762
Monsanto Co.	71,346	7,617,612
The Mosaic Co.	54,297	1,466,019
The Scotts Miracle-Gro Co. Class A	7,470	550,913

		11,688,263

Industrial Gases – 8.4%
Air Products & Chemicals, Inc.	33,200	4,960,744
Praxair, Inc.	46,162	5,379,720

		10,340,464

Specialty Chemicals – 23.5%
A Schulman, Inc. Class A	4,793	140,483
Albemarle Corp.	18,188	1,530,884
Ashland, Inc.	10,251	1,160,823
Axalta Coating Systems Ltd. (a)	29,035	828,949
Balchem Corp.	5,140	328,292
Celanese Corp. Class A	23,904	1,515,992
Chase Corp.	1,150	69,678
Chemtura Corp. (a)	10,172	285,731
Ecolab, Inc.	43,170	5,110,465
Ferro Corp. (a)	12,139	157,321
Flotek Industries, Inc. (a)	8,288	117,690
FutureFuel Corp.	3,923	44,958
GCP Applied Technologies, Inc. (a)	11,482	316,099
HB Fuller Co.	8,133	378,672
Ingevity Corp. (a)	6,999	267,852

	Shares	Value
Innophos Holdings, Inc.	3,173	$136,629
Innospec, Inc.	3,910	196,556
International Flavors & Fragrances, Inc.	13,008	1,733,316
Kraton Performance Polymers, Inc. (a)	4,987	149,161
Minerals Technologies, Inc.	5,666	369,763
NewMarket Corp.	1,538	658,172
OMNOVA Solutions, Inc. (a)	6,933	65,656
Platform Specialty Products Corp. (a)	24,294	223,505
PolyOne Corp.	13,814	484,457
PPG Industries, Inc.	43,634	4,568,916
Quaker Chemical Corp.	2,148	205,478
Rayonier Advanced Materials, Inc.	6,940	95,564
RPM International, Inc.	21,542	1,168,869
Sensient Technologies Corp.	7,286	537,925
Stepan Co.	3,273	210,487
The Sherwin-Williams Co.	12,713	3,810,467
The Valspar Corp.	12,183	1,297,124
WR Grace & Co.	11,444	856,812

		29,022,746

TOTAL CHEMICALS		79,516,809

CONSTRUCTION MATERIALS – 4.9%
Construction Materials – 4.9%
Eagle Materials, Inc.	7,993	671,012
Headwaters, Inc. (a)	12,033	239,336
Martin Marietta Materials, Inc.	9,904	2,007,046
Summit Materials, Inc. Class A (a)	12,164	269,311
United States Lime & Minerals, Inc.	367	23,121
US Concrete, Inc. (a)	2,294	147,963
Vulcan Materials Co.	21,592	2,676,976

TOTAL CONSTRUCTION MATERIALS		6,034,765

CONTAINERS & PACKAGING – 13.4%
Metal & Glass Containers – 4.6%
Aptargroup, Inc.	10,182	796,029
Ball Corp.	26,775	1,892,189
Berry Plastics Group, Inc. (a)	19,520	800,320
Crown Holdings, Inc. (a)	22,636	1,199,029
Greif, Inc. Class A	4,170	167,342
Myers Industries, Inc.	3,913	58,499
Owens-Illinois, Inc. (a)	24,862	467,157
Silgan Holdings, Inc.	6,878	341,011

		5,721,576

Paper Packaging – 8.8%
Avery Dennison Corp.	14,504	1,129,717
Bemis Co., Inc.	15,360	783,974
Graphic Packaging Holding Co.	52,355	714,122
International Paper Co.	63,306	2,900,048
Multi Packaging Solutions International Ltd. (a)	5,049	73,312
Packaging Corp. of America	15,289	1,141,935

See accompanying notes which are an integral part of the financial statements.

Annual Report	60

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Sealed Air Corp.	31,777	$1,499,239
Sonoco Products Co.	16,365	833,470
WestRock Co.	41,151	1,765,789

		10,841,606

TOTAL CONTAINERS & PACKAGING		16,563,182

METALS & MINING – 15.2%
Aluminum – 2.0%
Alcoa, Inc.	213,139	2,263,536
Century Aluminum Co. (a)	8,647	65,631
Kaiser Aluminum Corp.	1,473	122,038

		2,451,205

Diversified Metals & Mining – 2.4%
Compass Minerals International, Inc.	5,491	382,119
Freeport-McMoRan, Inc.	192,775	2,498,364
Materion Corp.	3,304	87,258

		2,967,741

Gold – 3.9%
McEwen Mining, Inc. (a)	36,916	163,907
Newmont Mining Corp.	85,765	3,773,660
Royal Gold, Inc.	10,582	894,602

		4,832,169

Precious Metals & Minerals – 0.3%
Stillwater Mining Co. (a)	19,608	300,003

Silver – 0.6%
Coeur Mining, Inc. (a)	24,770	379,477
Hecla Mining Co.	61,684	400,329

		779,806

Steel – 6.0%
AK Steel Holding Corp. (a)	37,641	246,925
Allegheny Technologies, Inc.	17,806	317,125
Carpenter Technology Corp.	7,631	299,517
Cliffs Natural Resources, Inc. (a)	26,290	207,954
Commercial Metals Co.	18,840	311,614
Haynes International, Inc.	2,034	77,251
Nucor Corp.	51,533	2,764,230
Reliance Steel & Aluminum Co.	11,653	914,061
Schnitzer Steel Industries, Inc. Class A	4,280	83,417
Steel Dynamics, Inc.	39,486	1,059,015
SunCoke Energy, Inc.	9,897	75,514

	Shares	Value
TimkenSteel Corp.	6,243	$62,555
United States Steel Corp.	23,823	654,894
Worthington Industries, Inc.	7,724	342,250

		7,416,322

TOTAL METALS & MINING		18,747,246

PAPER & FOREST PRODUCTS – 1.8%
Forest Products – 0.6%
Boise Cascade Co. (a)	6,338	172,203
Deltic Timber Corp.	1,838	126,675
Louisiana-Pacific Corp. (a)	23,243	469,509

		768,387

Paper Products – 1.2%
Clearwater Paper Corp. (a)	2,842	178,790
Domtar Corp.	10,161	400,039
KapStone Paper and Packaging Corp.	14,979	213,900
Mercer International, Inc.	7,373	58,173
Neenah Paper, Inc.	2,737	206,452
PH Glatfelter Co.	7,130	147,306
Resolute Forest Products, Inc. (a)	10,249	56,574
Schweitzer-Mauduit International, Inc.	4,973	188,029

		1,449,263

TOTAL PAPER & FOREST PRODUCTS		2,217,650

TOTAL COMMON STOCKS (Cost $123,662,545)		123,079,652

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $197,863)	197,863	197,863

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $123,860,408)		123,277,515

NET OTHER ASSETS (LIABILITIES) – 0.0%		47,137

NET ASSETS – 100%		$123,324,652

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

61	Annual Report

Fidelity MSCI Materials Index ETF

Investments – continued

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$123,079,652	$123,079,652	$—	$—
Money Market Funds	197,863	197,863	—	—

Total Investments in Securities:	$123,277,515	$123,277,515	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	62

Fidelity MSCI Real Estate Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 97.2%
Diversified REIT’s – 6.1%
American Assets Trust, Inc.	5,568	$255,460
Cousins Properties, Inc.	33,951	361,239
Empire State Realty Trust, Inc. Class A	20,573	431,827
First Potomac Realty Trust	11,059	111,807
Forest City Realty Trust, Inc. Class A	41,443	980,127
Global Net Lease, Inc.	29,909	261,106
Gramercy Property Trust	72,177	721,048
Investors Real Estate Trust	22,674	150,102
Lexington Realty Trust	36,806	400,081
Liberty Property Trust	24,728	1,023,245
NorthStar Realty Finance Corp.	32,510	435,634
One Liberty Properties, Inc.	2,445	61,174
PS Business Parks, Inc.	3,469	384,677
RAIT Financial Trust	11,461	36,331
Select Income REIT	11,659	323,654
Spirit Realty Capital, Inc.	80,891	1,105,780
STORE Capital Corp.	25,682	801,022
VEREIT, Inc.	145,707	1,611,519
Washington Real Estate Investment Trust	12,690	435,140
Winthrop Realty Trust	5,363	49,018
WP Carey, Inc.	16,759	1,217,541

		11,157,532

Health Care REIT’s – 10.0%
Care Capital Properties, Inc.	14,463	427,816
CareTrust REIT, Inc.	9,646	139,385
HCP, Inc.	78,545	3,081,320
Healthcare Realty Trust, Inc.	19,498	705,048
Healthcare Trust of America, Inc. Class A	22,186	755,433
LTC Properties, Inc.	6,436	344,519
Medical Properties Trust, Inc.	40,604	637,483
National Health Investors, Inc.	6,553	514,869
New Senior Investment Group, Inc.	14,319	171,685
Omega Healthcare Investors, Inc.	31,856	1,099,032
Physicians Realty Trust	22,105	480,121
Sabra Health Care REIT, Inc.	11,630	278,073
Senior Housing Properties Trust	29,792	661,680
Universal Health Realty Income Trust	112	6,683
Ventas, Inc.	56,739	4,321,242
Welltower, Inc.	59,940	4,755,040

		18,379,429

Hotel & Resort REIT’s – 4.1%
Apple Hospitality REIT, Inc.	28,089	572,173
Ashford Hospitality Prime, Inc.	5,281	79,426
Ashford Hospitality Trust, Inc.	17,160	102,274
Chatham Lodging Trust	6,504	155,966
Chesapeake Lodging Trust	10,733	271,223
DiamondRock Hospitality Co.	35,667	350,250
FelCor Lodging Trust, Inc.	10,511	66,745
Hersha Hospitality Trust	8,246	155,849

	Shares	Value
Hospitality Properties Trust	19,013	$606,705
Host Hotels & Resorts, Inc.	127,887	2,268,715
LaSalle Hotel Properties	19,064	525,213
Pebblebrook Hotel Trust	12,165	360,692
RLJ Lodging Trust	21,765	516,701
Ryman Hospitality Properties, Inc.	7,929	445,927
Summit Hotel Properties, Inc.	15,446	219,024
Sunstone Hotel Investors, Inc.	37,765	502,275
Xenia Hotels & Resorts, Inc.	19,852	356,542

		7,555,700

Industrial REIT’s – 5.0%
DCT Industrial Trust, Inc.	15,151	760,883
Duke Realty Corp.	58,684	1,689,512
EastGroup Properties, Inc.	5,216	384,002
First Industrial Realty Trust, Inc.	20,031	590,314
Monmouth Real Estate Investment Corp. Class A	10,272	141,959
Prologis, Inc.	88,712	4,833,917
Rexford Industrial Realty, Inc.	11,190	255,803
STAG Industrial, Inc.	11,532	292,682
Terreno Realty Corp.	7,677	213,805

		9,162,877

Mortgage REIT’s – 5.1%
AG Mortgage Investment Trust, Inc.	5,590	83,738
Altisource Residential Corp.	10,051	96,490
American Capital Agency Corp.	54,438	1,066,440
American Capital Mortgage Investment Corp.	8,368	136,901
Annaly Capital Management, Inc.	171,643	1,884,640
Anworth Mortgage Asset Corp.	18,987	93,416
Apollo Commercial Real Estate Finance, Inc.	11,909	193,521
Apollo Residential Mortgage, Inc.	5,831	79,127
ARMOUR Residential REIT, Inc.	6,670	141,938
Blackstone Mortgage Trust, Inc. Class A	16,056	465,785
Capstead Mortgage Corp.	17,347	172,603
Chimera Investment Corp.	30,067	504,524
Colony Financial, Inc. Class A	15,427	274,292
CYS Investments, Inc.	26,957	241,265
Dynex Capital, Inc.	9,567	67,160
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,115	160,016
Invesco Mortgage Capital, Inc.	20,113	289,627
iStar, Inc. (a)	14,440	149,598
Ladder Capital Corp.	8,572	111,950
MFA Financial, Inc.	63,387	476,670
New Residential Investment Corp.	39,567	540,881
New York Mortgage Trust, Inc.	20,160	131,846
Newcastle Investment Corp.	11,530	54,652
PennyMac Mortgage Investment Trust	11,955	194,030
Redwood Trust, Inc.	13,740	196,070
Resource Capital Corp.	6,268	85,308

See accompanying notes which are an integral part of the financial statements.

63	Annual Report

Fidelity MSCI Real Estate Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REIT’s – continued
Starwood Property Trust, Inc.	40,147	$875,205
Two Harbors Investment Corp.	59,525	520,844
United Development Funding IV	1,811	5,795
Western Asset Mortgage Capital Corp.	7,713	75,896

		9,370,228

Office REIT’s – 10.1%
Alexandria Real Estate Equities, Inc.	12,452	1,398,360
Boston Properties, Inc.	25,938	3,686,568
Brandywine Realty Trust	30,586	515,986
Columbia Property Trust, Inc.	20,502	498,199
Corporate Office Properties Trust	16,328	489,187
Douglas Emmett, Inc.	23,602	897,820
Easterly Government Properties, Inc.	5,371	110,052
Equity Commonwealth (a)	20,793	624,206
Franklin Street Properties Corp.	16,023	205,415
Government Properties Income Trust	1,943	46,360
Highwoods Properties, Inc.	16,277	906,954
Hudson Pacific Properties, Inc.	18,608	629,136
Kilroy Realty Corp.	15,821	1,158,255
Mack-Cali Realty Corp.	15,000	423,000
New York REIT, Inc.	29,471	281,153
NorthStar Realty Europe Corp.	11,964	110,667
Paramount Group, Inc.	29,677	523,205
Parkway Properties, Inc.	15,153	263,208
Piedmont Office Realty Trust, Inc. Class A	24,554	538,715
SL Green Realty Corp.	17,032	2,006,710
Tier REIT, Inc.	8,659	150,926
Vornado Realty Trust	28,669	3,079,051

		18,543,133

Residential REIT’s – 12.1%
American Campus Communities, Inc.	22,110	1,195,488
American Homes 4 Rent Class A	29,477	639,651
Apartment Investment & Management Co. Class A	26,464	1,216,550
AvalonBay Communities, Inc.	23,129	4,293,899
Camden Property Trust	14,651	1,312,583
Colony Starwood Homes	7,337	240,360
Education Realty Trust, Inc.	10,689	514,568
Equity Lifestyle Properties, Inc.	13,623	1,120,356
Equity Residential	61,583	4,187,028
Essex Property Trust, Inc.	11,055	2,585,543
Mid-America Apartment Communities, Inc.	12,771	1,353,981
Monogram Residential Trust, Inc.	27,819	297,942
Post Properties, Inc.	9,139	581,149
Silver Bay Realty Trust Corp.	5,814	104,768
Sun Communities, Inc.	10,257	811,842
UDR, Inc.	44,291	1,648,954

		22,104,662

	Shares	Value
Retail REIT’s – 20.1%
Acadia Realty Trust	11,971	$450,828
Agree Realty Corp.	4,039	204,858
Alexander’s, Inc.	397	170,420
Brixmor Property Group, Inc.	40,838	1,159,799
CBL & Associates Properties, Inc.	30,375	373,309
Cedar Realty Trust, Inc.	15,455	124,258
DDR Corp.	52,972	1,045,667
Equity One, Inc.	15,723	523,104
Federal Realty Investment Trust	11,782	1,999,406
General Growth Properties, Inc.	97,314	3,109,182
Getty Realty Corp.	4,950	112,464
Kimco Realty Corp.	69,927	2,244,657
Kite Realty Group Trust	14,467	439,942
National Retail Properties, Inc.	24,162	1,284,452
Pennsylvania Real Estate Investment Trust	12,436	316,372
Ramco-Gershenson Properties Trust	13,955	276,867
Realty Income Corp.	42,299	3,023,110
Regency Centers Corp.	16,525	1,403,468
Retail Opportunity Investments Corp.	18,459	421,419
Retail Properties of America, Inc. Class A	40,337	711,141
Saul Centers, Inc.	2,150	144,416
Seritage Growth Properties, Class A	3,979	199,189
Simon Property Group, Inc.	52,177	11,846,266
Tanger Factory Outlet Centers	16,168	674,852
Taubman Centers, Inc.	9,933	803,778
The Macerich Co.	21,438	1,913,127
Urban Edge Properties	16,741	500,723
Urstadt Biddle Properties, Inc. Class A	4,079	100,751
Weingarten Realty Investors	19,866	858,013
WP Glimcher, Inc.	31,288	396,732

		36,832,570

Specialized REIT’s – 24.6%
American Tower Corp.	71,510	8,278,713
CatchMark Timber Trust, Inc. Class A	7,366	89,202
Communications Sales & Leasing, Inc. (a)	25,780	801,242
CoreSite Realty Corp.	5,164	426,185
Corrections Corp. of America	19,945	639,237
Crown Castle International Corp.	56,325	5,465,215
CubeSmart	29,641	880,634
CyrusOne, Inc.	11,982	656,853
Digital Realty Trust, Inc.	25,150	2,627,169
DuPont Fabros Technology, Inc.	12,380	592,135
EPR Properties	10,751	903,299
Equinix, Inc.	11,636	4,338,715
Extra Space Storage, Inc.	20,989	1,805,474
Four Corners Property Trust, Inc.	7,329	159,113
Gaming and Leisure Properties, Inc.	32,630	1,169,133
InfraREIT, Inc. (a)	6,639	117,245
Iron Mountain, Inc.	42,620	1,756,370

See accompanying notes which are an integral part of the financial statements.

Annual Report	64

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Specialized REIT’s – continued
Lamar Advertising Co. Class A	13,926	$945,018
National Storage Affiliates Trust	5,743	122,728
Outfront Media, Inc.	23,545	547,892
Potlatch Corp.	7,033	269,012
Public Storage	24,829	5,932,145
QTS Realty Trust, Inc. Class A	7,852	449,527
Rayonier, Inc.	21,285	579,378
Sovran Self Storage, Inc.	7,718	790,092
The Geo Group, Inc.	12,654	437,955
Weyerhaeuser Co.	133,632	4,372,439

		45,152,120

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		178,258,251

REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.6%
Diversified Real Estate Activities – 0.3%
Alexander & Baldwin, Inc.	7,912	311,733
Tejon Ranch Co. (a)	3,657	96,069
The RMR Group, Inc. Class A	1,334	45,416
The St Joe Co. (a)	2,134	39,330

		492,548

Real Estate Development – 0.4%
Forestar Group, Inc. (a)	6,032	74,073
The Howard Hughes Corp. (a)	6,186	738,980

		813,053

Real Estate Operating Companies – 0.1%
Kennedy-Wilson Holdings, Inc.	13,455	283,228

	Shares	Value
Real Estate Services – 1.8%
Altisource Portfolio Solutions S.A. (a)	2,677	$62,267
CBRE Group, Inc. Class A (a)	51,361	1,461,220
HFF, Inc. Class A	6,700	189,007
Jones Lang LaSalle, Inc.	6,376	697,981
Marcus & Millichap, Inc. (a)	3,167	84,844
RE/MAX Holdings, Inc. Class A	3,384	146,595
Realogy Holdings Corp. (a)	20,461	634,086

		3,276,000

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,864,829

TOTAL COMMON STOCKS (Cost $169,961,009)		183,123,080

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $109,353)	109,353	109,353

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $170,070,362)		183,232,433

NET OTHER ASSETS (LIABILITIES) – 0.1%		161,809

NET ASSETS – 100%		$183,394,242

Legend

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$183,123,080	$183,117,285	$—	$5,795
Money Market Funds	109,353	109,353	—	—

Total Investments in Securities:	$183,232,433	$183,226,638	$—	$5,795

See accompanying notes which are an integral part of the financial statements.

65	Annual Report

Fidelity MSCI Telecommunication Services Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 83.4%
Alternative Carriers – 15.9%
Cogent Communications Holdings, Inc.	76,634	$3,274,572
Globalstar, Inc. (a)	1,226,923	1,460,038
Inteliquent, Inc.	124,461	2,557,674
Iridium Communications, Inc. (a)	295,157	2,650,510
Level 3 Communications, Inc. (a)	134,154	6,788,192
Lumos Networks Corp. (a)	175,237	2,050,273
ORBCOMM, Inc. (a)	311,068	3,294,210
pdvWireless, Inc. (a)	76,575	1,646,362
Straight Path Communications, Inc. (a)	79,840	1,456,282
Vonage Holdings Corp. (a)	451,303	2,676,227

		27,854,340

Integrated Telecommunication Services – 67.5%
AT&T, Inc.	943,625	40,849,526
ATN International Inc.	30,133	2,215,378
CenturyLink, Inc.	235,829	7,414,464
Cincinnati Bell, Inc. (a)	687,188	3,435,940
Consolidated Communications Holdings, Inc.	109,889	3,071,398
FairPoint Communications, Inc. (a)	149,517	2,420,680
Frontier Communications Corp.	740,767	3,851,988
General Communication, Inc. Class A (a)	118,291	1,820,499
IDT Corp. Class B	170,324	2,599,144
SBA Communications Corp. Class A (a)	59,263	6,815,245
Verizon Communications, Inc.	731,049	40,507,425
Windstream Holding, Inc.	336,400	3,131,884

		118,133,571

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		145,987,911

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 16.6%
Wireless Telecommunication Services – 16.6%
Boingo Wireless, Inc. (a)	344,474	$3,155,382
Contra Leap Wireless (a)	18,242	59,834
NII Holdings, Inc. (a)	503,021	1,529,184
Shenandoah Telecommunications Co.	100,425	4,125,459
Spok Holdings, Inc.	122,738	2,268,198
Sprint Corp. (a)	907,351	5,571,135
T-Mobile US, Inc. (a)	141,983	6,579,492
Telephone & Data Systems, Inc.	108,281	3,409,769
United States Cellular Corp. (a)	56,134	2,270,620

TOTAL WIRELESS TELECOMMUNICATION SERVICES		28,969,073

TOTAL COMMON STOCKS (Cost $151,818,872)		174,956,984

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $247,379)	247,379	247,379

TOTAL INVESTMENT PORTFOLIO – 100.2% (Cost $152,066,251)		175,204,363

NET OTHER ASSETS (LIABILITIES) – (0.2%)		(264,824)

NET ASSETS – 100%		$174,939,539

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$174,956,984	$174,897,150	$—	$59,834
Money Market Funds	247,379	247,379	—	—

Total Investments in Securities:	$175,204,363	$175,144,529	$—	$59,834

See accompanying notes which are an integral part of the financial statements.

Annual Report	66

Fidelity MSCI Utilities Index ETF

Investments July 31, 2016

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 57.6%
Electric Utilities – 57.6%
ALLETE, Inc.	16,741	$1,068,913
Alliant Energy Corp.	81,439	3,277,920
American Electric Power Co., Inc.	176,225	12,212,393
Duke Energy Corp.	247,037	21,143,897
Edison International	116,925	9,047,657
El Paso Electric Co.	14,527	692,647
Empire District Electric Co.	14,943	504,027
Entergy Corp.	64,054	5,213,355
Eversource Energy	113,836	6,658,268
Exelon Corp.	330,116	12,306,724
FirstEnergy Corp.	152,036	5,309,097
Great Plains Energy, Inc.	55,415	1,650,259
Hawaiian Electric Industries, Inc.	38,629	1,199,430
IDACORP, Inc.	18,054	1,459,666
ITC Holdings Corp.	54,797	2,534,361
MGE Energy, Inc.	12,447	698,899
NextEra Energy, Inc.	165,289	21,204,926
OGE Energy Corp.	71,663	2,305,399
Otter Tail Corp.	12,204	425,309
PG&E Corp.	176,868	11,308,940
Pinnacle West Capital Corp.	39,840	3,142,181
PNM Resources, Inc.	28,581	982,043
Portland General Electric Co.	31,872	1,391,850
PPL Corp.	241,823	9,119,145
The Southern Co.	327,577	17,525,369
Westar Energy, Inc.	50,829	2,824,568
Xcel Energy, Inc.	182,144	8,010,693

TOTAL ELECTRIC UTILITIES		163,217,936

GAS UTILITIES – 6.5%
Gas Utilities – 6.5%
Atmos Energy Corp.	36,629	2,922,628
Chesapeake Utilities Corp.	5,474	350,719
National Fuel Gas Co.	25,862	1,461,462
New Jersey Resources Corp.	30,825	1,147,923
Northwest Natural Gas Co.	9,840	639,010
ONE Gas, Inc.	18,765	1,218,974
Piedmont Natural Gas Co., Inc.	29,164	1,744,007
Questar Corp.	62,810	1,580,928
South Jersey Industries, Inc.	28,150	897,422
Southwest Gas Corp.	17,035	1,320,212
Spire, Inc.	15,578	1,081,113
UGI Corp.	61,691	2,792,135
WGL Holdings, Inc.	17,891	1,266,504

TOTAL GAS UTILITIES		18,423,037

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.4%
Independent Power Producers & Energy Traders – 2.7%
AES Corp.	236,749	2,923,850
Calpine Corp. (a)	121,580	1,670,509

	Shares	Value
Dynegy, Inc. (a)	35,656	$539,475
NRG Energy, Inc.	113,005	1,563,989
NRG Yield, Inc. Class A	12,492	214,613
NRG Yield, Inc. Class C	22,431	402,412
Talen Energy Corp. (a)	23,175	315,180

		7,630,028

Renewable Electricity – 0.7%
8Point3 Energy Partners LP	6,992	115,578
NextEra Energy Partners LP	14,513	453,241
Ormat Technologies, Inc.	13,215	603,133
Pattern Energy Group, Inc.	21,446	522,639
TerraForm Global, Inc. Class A (a)	29,283	101,905
TerraForm Power, Inc. Class A (a)	17,306	203,518

		2,000,014

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		9,630,042

MULTI-UTILITIES – 29.0%
Multi-Utilities – 29.0%
Ameren Corp.	87,066	4,565,741
Avista Corp.	22,431	975,749
Black Hills Corp.	18,378	1,158,733
CenterPoint Energy, Inc.	146,685	3,508,705
CMS Energy Corp.	99,747	4,506,569
Consolidated Edison, Inc.	105,351	8,436,508
Dominion Resources, Inc.	214,022	16,697,996
DTE Energy Co.	64,405	6,280,776
MDU Resources Group, Inc.	66,568	1,600,960
NiSource, Inc.	115,092	2,953,261
NorthWestern Corp.	17,282	1,049,709
Public Service Enterprise Group, Inc.	181,732	8,361,489
SCANA Corp.	48,718	3,650,927
Sempra Energy	84,966	9,505,996
Unitil Corp.	4,786	209,340
Vectren Corp.	29,706	1,536,691
WEC Energy Group, Inc.	113,269	7,352,291

TOTAL MULTI-UTILITIES		82,351,441

WATER UTILITIES – 3.3%
Water Utilities – 3.3%
American States Water Co.	13,119	566,741
American Water Works Co., Inc.	63,881	5,275,293
Aqua America, Inc.	63,590	2,202,758
California Water Service Group	17,186	579,684
Connecticut Water Service, Inc.	4,016	205,017
Middlesex Water Co.	5,798	239,515

See accompanying notes which are an integral part of the financial statements.

67	Annual Report

Fidelity MSCI Utilities Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
WATER UTILITIES – continued
Water Utilities – continued
SJW Corp.	5,521	$233,869
The York Water Co.	4,636	145,756

TOTAL WATER UTILITIES		9,448,633

TOTAL COMMON STOCKS (Cost $262,279,401)		283,071,089

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.11% (b) (Cost $443,617)	443,617	$443,617

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $262,723,018)		283,514,706

NET OTHER ASSETS (LIABILITIES) – 0.1%		154,639

NET ASSETS – 100%		$283,669,345

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$283,071,089	$283,071,089	$—	$—
Money Market Funds	443,617	443,617	—	—

Total Investments in Securities:	$283,514,706	$283,514,706	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	68

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69	Annual Report

Financial Statements

Statements of Assets and Liabilities
July 31, 2016
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$262,199,515	$285,148,285	$429,972,600	$237,204,105
Cash	—	—	—	551
Receivable for investments sold	48,962	928,254	8,814,954	—
Dividends receivable	111,884	449,009	274,454	302,801
Interest receivable	16	22	48	23

Total assets	262,360,377	286,525,570	439,062,056	237,507,480

Liabilities
Payable for investments purchased	20,680	1,000,916	8,991,011	—
Accrued management fees	18,190	20,922	31,895	17,579

Total liabilities	38,870	1,021,838	9,022,906	17,579

Net Assets	$262,321,507	$285,503,732	$430,039,150	$237,489,901

Net Assets consist of:
Paid in capital	$273,135,310	$268,464,545	$501,421,761	$250,672,467
Undistributed net investment income	30,956	442,592	171,537	—
Accumulated undistributed net realized gain (loss) on investments	(3,425,267)	(3,884,192)	(34,584,106)	(3,127,015)
Net unrealized appreciation (depreciation) on investments	(7,419,492)	20,480,787	(36,970,042)	(10,055,551)

Net Assets	$262,321,507	$285,503,732	$430,039,150	$237,489,901

Shares outstanding	8,200,000	8,700,000	22,600,000	8,300,000

Net Asset Value, offering price and redemption price per share	$31.99	$32.82	$19.03	$28.61

Investments at cost	$269,619,007	$264,667,498	$466,942,642	$247,259,656

See accompanying notes which are an integral part of the financial statements.

Annual Report	70

Statements of Assets and Liabilities
July 31, 2016
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$641,525,010	$157,961,330	$431,401,070	$123,277,515
Cash	262,384	—	44,162	—
Receivable for investments sold	—	—	20,286	—
Dividends receivable	382,749	99,736	70,062	55,566
Interest receivable	34	14	47	8

Total assets	642,170,177	158,061,080	431,535,627	123,333,089

Liabilities
Payable for investments purchased	—	—	114,215	—
Accrued management fees	45,851	11,606	30,044	8,437

Total liabilities	45,851	11,606	144,259	8,437

Net Assets	$642,124,326	$158,049,474	$431,391,368	$123,324,652

Net Assets consist of:
Paid in capital	$628,792,233	$159,229,290	$423,174,922	$126,056,891
Undistributed net investment income	311,841	42,250	123,377	59,896
Accumulated undistributed net realized gain (loss) on investments	(8,294,955)	(2,129,608)	(5,227,200)	(2,209,242)
Net unrealized appreciation (depreciation) on investments	21,315,207	907,542	13,320,269	(582,893)

Net Assets	$642,124,326	$158,049,474	$431,391,368	$123,324,652

Shares outstanding	18,000,000	5,250,000	12,350,000	4,450,000

Net Asset Value, offering price and redemption price per share	$35.67	$30.10	$34.93	$27.71

Investments at cost	$620,209,803	$157,053,788	$418,080,801	$123,860,408

See accompanying notes which are an integral part of the financial statements.

71	Annual Report

Financial Statements – continued

Statements of Assets and Liabilities
July 31, 2016
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$183,232,433	$175,204,363	$283,514,706
Cash	33,224	—	17,842
Receivable for investments sold	—	2,798,906	—
Receivable for fund shares sold	93,254	—	—
Dividends receivable	119,671	855,554	156,974
Interest receivable	23	21	50

Total assets	183,478,605	178,858,844	283,689,572

Liabilities
Payable for investments purchased	72,864	3,906,796	—
Accrued management fees	11,499	12,509	20,227

Total liabilities	84,363	3,919,305	20,227

Net Assets	$183,394,242	$174,939,539	$283,669,345

Net Assets consist of:
Paid in capital	$171,066,866	$152,671,619	$265,265,339
Undistributed net investment income	—	703,699	34,058
Accumulated undistributed net realized gain (loss) on investments	(834,695)	(1,573,891)	(2,421,740)
Net unrealized appreciation (depreciation) on investments	13,162,071	23,138,112	20,791,688

Net Assets	$183,394,242	$174,939,539	$283,669,345

Shares outstanding	7,100,000	5,450,000	8,450,000

Net Asset Value, offering price and redemption price per share	$25.83	$32.10	$33.57

Investments at cost	$170,070,362	$152,066,251	$262,723,018

See accompanying notes which are an integral part of the financial statements.

Annual Report	72

Statements of Operations
For the year ended July 31, 2016
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Investment Income
Dividends	$3,977,345	$6,299,145	$9,166,097	$5,908,953
Interest	154	158	190	127

Total income	3,977,499	6,299,303	9,166,287	5,909,080

Expenses
Management fees	299,816	281,236	365,221	280,839
Independent trustees’ compensation	5,311	4,862	6,264	5,014
Miscellaneous	—	—	2,100	—

Total expenses	305,127	286,098	373,585	285,853

Net investment income (loss)	3,672,372	6,013,205	8,792,702	5,623,227

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(3,073,552)	(4,130,899)	(29,214,740)	(2,325,387)
Net realized gain (loss) on In-kind redemptions	12,689,085	10,985,287	1,769,873	(3,355,918)

Total net realized gain (loss)	9,615,533	6,854,388	(27,444,867)	(5,681,305)

Change in net unrealized appreciation (depreciation) on investment securities	(22,169,428)	12,152,519	29,635,964	(18,501,301)

Net gain (loss)	(12,553,895)	19,006,907	2,191,097	(24,182,606)

Net increase (decrease) in net assets resulting from operations	$(8,881,523)	$25,020,112	$10,983,799	$(18,559,379)

See accompanying notes which are an integral part of the financial statements.

73	Annual Report

Financial Statements – continued

Statements of Operations
For the year ended July 31, 2016
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Investment Income
Dividends	$9,348,817	$2,590,196	$5,844,442	$1,571,157
Interest	315	83	245	43

Total income	9,349,132	2,590,279	5,844,687	1,571,200

Expenses
Management fees	756,865	142,858	433,947	83,781
Independent trustees’ compensation	13,414	2,495	7,636	1,463

Total expenses	770,279	145,353	441,583	85,244

Net investment income (loss)	8,578,853	2,444,926	5,403,104	1,485,956

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(8,688,646)	(925,333)	(3,797,729)	(1,077,051)
Net realized gain (loss) on In-kind redemptions	24,715,761	(2,227,763)	20,708,343	(14,453,991)

Total net realized gain (loss)	16,027,115	(3,153,096)	16,910,614	(15,531,042)

Change in net unrealized appreciation (depreciation) on investment securities	(72,464,270)	7,067,172	(9,630,663)	12,480,147

Net gain (loss)	(56,437,155)	3,914,076	7,279,951	(3,050,895)

Net increase (decrease) in net assets resulting from operations	$(47,858,302)	$6,359,002	$12,683,055	$(1,564,939)

See accompanying notes which are an integral part of the financial statements.

Annual Report	74

Statements of Operations
For the year ended July 31, 2016
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$2,193,089	$3,090,672	$6,311,573
Interest	51	73	198

Total income	2,193,140	3,090,745	6,311,771

Expenses
Management fees	66,165	122,465	213,261
Independent trustees’ compensation	992	2,054	3,558

Total expenses	67,157	124,519	216,819

Net investment income (loss)	2,125,983	2,966,226	6,094,952

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(753,570)	(852,312)	(1,931,286)
Net realized gain (loss) on In-kind redemptions	1,638,416	2,328,518	4,446,992

Total net realized gain (loss)	884,846	1,476,206	2,515,706

Change in net unrealized appreciation (depreciation) on investment securities	14,803,602	23,239,724	33,486,490

Net gain (loss)	15,688,448	24,715,930	36,002,196

Net increase (decrease) in net assets resulting from operations	$17,814,431	$27,682,156	$42,097,148

See accompanying notes which are an integral part of the financial statements.

75	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Discretionary Index ETF		Fidelity MSCI Consumer Staples Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,672,372	$2,507,741	$6,013,205	$4,343,907
Net realized gain (loss)	9,615,533	9,513,098	6,854,388	11,413,454
Change in net unrealized appreciation (depreciation)	(22,169,428)	13,954,185	12,152,519	11,637,539

Net increase (decrease) in net assets resulting from operations	(8,881,523)	25,975,024	25,020,112	27,394,900

Distributions to shareholders from net investment income	(3,868,300)	(2,306,850)	(5,920,950)	(4,188,550)

Share transactions
Proceeds from sales of shares	202,257,883	425,654,394	220,278,658	229,055,775
Cost of shares redeemed	(226,980,453)	(225,269,937)	(158,470,480)	(120,909,594)

Net increase (decrease) in net assets resulting from share transactions	(24,722,570)	200,384,457	61,808,178	108,146,181

Total increase (decrease) in net assets	(37,472,393)	224,052,631	80,907,340	131,352,531

Net Assets
Beginning of year	299,793,900	75,741,269	204,596,392	73,243,861

End of year	$262,321,507	$299,793,900	$285,503,732	$204,596,392

Undistributed net investment income included in net assets at end of year	$30,956	$226,884	$442,592	$349,432

Other Information
Shares
Sold	6,500,000	14,550,000	7,350,000	8,050,000
Redeemed	(7,650,000)	(8,050,000)	(5,400,000)	(4,100,000)

Net increase (decrease)	(1,150,000)	6,500,000	1,950,000	3,950,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	76

Statements of Changes in Net Assets
	Fidelity MSCI Energy Index ETF		Fidelity MSCI Financials Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,792,702	$5,757,206	$5,623,227	$4,608,688
Net realized gain (loss)	(27,444,867)	(4,091,479)	(5,681,305)	12,920,591
Change in net unrealized appreciation (depreciation)	29,635,964	(69,086,985)	(18,501,301)	7,522,639

Net increase (decrease) in net assets resulting from operations	10,983,799	(67,421,258)	(18,559,379)	25,051,918

Distributions to shareholders from net investment income	(8,829,100)	(5,436,900)	(5,983,150)	(4,778,000)

Share transactions
Proceeds from sales of shares	180,786,099	387,551,304	121,969,148	397,233,968
Cost of shares redeemed	(9,300,501)	(203,719,287)	(203,948,262)	(199,893,224)

Net increase (decrease) in net assets resulting from share transactions	171,485,598	183,832,017	(81,979,114)	197,340,744

Total increase (decrease) in net assets	173,640,297	110,973,859	(106,521,643)	217,614,662

Net Assets
Beginning of year	256,398,853	145,424,994	344,011,544	126,396,882

End of year	$430,039,150	$256,398,853	$237,489,901	$344,011,544

Undistributed net investment income included in net assets at end of year	$171,537	$422,329	$—	$—

Other Information
Shares
Sold	10,100,000	16,800,000	4,250,000	13,900,000
Redeemed	(500,000)	(9,000,000)	(7,500,000)	(7,100,000)

Net increase (decrease)	9,600,000	7,800,000	(3,250,000)	6,800,000

See accompanying notes which are an integral part of the financial statements.

77	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Health Care Index ETF		Fidelity MSCI Industrials Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,578,853	$10,686,195	$2,444,926	$2,384,615
Net realized gain (loss)	16,027,115	13,927,958	(3,153,096)	4,650,078
Change in net unrealized appreciation (depreciation)	(72,464,270)	85,822,767	7,067,172	(1,605,315)

Net increase (decrease) in net assets resulting from operations	(47,858,302)	110,436,920	6,359,002	5,429,378

Distributions to shareholders from net investment income	(8,760,450)	(10,407,500)	(2,441,900)	(2,431,900)

Share transactions
Proceeds from sales of shares	166,181,657	587,328,357	164,215,380	228,258,894
Cost of shares redeemed	(268,151,563)	(74,026,791)	(153,116,895)	(188,928,297)

Net increase (decrease) in net assets resulting from share transactions	(101,969,906)	513,301,566	11,098,485	39,330,597

Total increase (decrease) in net assets	(158,588,658)	613,330,986	15,015,587	42,328,075

Net Assets
Beginning of year	800,712,984	187,381,998	143,033,887	100,705,812

End of year	$642,124,326	$800,712,984	$158,049,474	$143,033,887

Undistributed net investment income included in net assets at end of year	$311,841	$492,896	$42,250	$30,015

Other Information
Shares
Sold	4,850,000	17,450,000	5,900,000	8,200,000
Redeemed	(8,400,000)	(2,350,000)	(5,750,000)	(6,850,000)

Net increase (decrease)	(3,550,000)	15,100,000	150,000	1,350,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	78

Statements of Changes in Net Assets
	Fidelity MSCI Information Technology Index ETF		Fidelity MSCI Materials Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,403,104	$3,807,562	$1,485,956	$1,992,096
Net realized gain (loss)	16,910,614	17,277,538	(15,531,042)	4,585,403
Change in net unrealized appreciation (depreciation)	(9,630,663)	13,322,371	12,480,147	(14,202,804)

Net increase (decrease) in net assets resulting from operations	12,683,055	34,407,471	(1,564,939)	(7,625,305)

Distributions to shareholders from net investment income	(5,383,850)	(3,773,400)	(1,462,950)	(2,010,950)

Share transactions
Proceeds from sales of shares	282,125,618	323,240,750	132,685,632	218,809,870
Cost of shares redeemed	(281,405,715)	(112,113,694)	(129,385,021)	(180,163,249)

Net increase (decrease) in net assets resulting from share transactions	719,903	211,127,056	3,300,611	38,646,621

Total increase (decrease) in net assets	8,019,108	241,761,127	272,722	29,010,366

Net Assets
Beginning of year	423,372,260	181,611,133	123,051,930	94,041,564

End of year	$431,391,368	$423,372,260	$123,324,652	$123,051,930

Undistributed net investment income included in net assets at end of year	$123,377	$104,123	$59,896	$36,890

Other Information
Shares
Sold	8,600,000	10,350,000	5,250,000	8,000,000
Redeemed	(9,200,000)	(3,600,000)	(5,550,000)	(6,650,000)

Net increase (decrease)	(600,000)	6,750,000	(300,000)	1,350,000

See accompanying notes which are an integral part of the financial statements.

79	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Real Estate Index ETF		Fidelity MSCI Telecommunication Services Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015A	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,125,983	$393,530	$2,966,226	$2,443,571
Net realized gain (loss)	884,846	(185,315)	1,476,206	1,226,482
Change in net unrealized appreciation (depreciation)	14,803,602	(1,641,531)	23,239,724	(1,582,140)

Net increase (decrease) in net assets resulting from operations	17,814,431	(1,433,316)	27,682,156	2,087,913

Distributions to shareholders from net investment income	(2,375,400)	(393,530)	(2,437,350)	(2,584,450)
Return of capital	—	(26,520)	—	—

Total distributions	(2,375,400)	(420,050)	(2,437,350)	(2,584,450)

Share transactions
Proceeds from sales of shares	150,719,714	27,789,606	137,260,776	39,633,193
Cost of shares redeemed	(8,700,743)	—	(69,473,964)	(24,675,680)

Net increase (decrease) in net assets resulting from share transactions	142,018,971	27,789,606	67,786,812	14,957,513

Total increase (decrease) in net assets	157,458,002	25,936,240	93,031,618	14,460,976

Net Assets
Beginning of year	25,936,240	—	81,907,921	67,446,945

End of year	$183,394,242	$25,936,240	$174,939,539	$81,907,921

Undistributed net investment income included in net assets at end of year	$—	$—	$703,699	$174,823

Other Information
Shares
Sold	6,300,000	1,150,000	5,050,000	1,450,000
Redeemed	(350,000)	—	(2,650,000)	(900,000)

Net increase (decrease)	5,950,000	1,150,000	2,400,000	550,000

A	For the period February 2, 2015 (commencement of operations) to July 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Annual Report	80

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,094,952	$4,392,110
Net realized gain (loss)	2,515,706	(1,178,742)
Change in net unrealized appreciation (depreciation)	33,486,490	(8,840,330)

Net increase (decrease) in net assets resulting from operations	42,097,148	(5,626,962)

Distributions to shareholders from net investment income	(6,073,050)	(4,579,400)

Share transactions
Proceeds from sales of shares	257,957,666	230,014,021
Cost of shares redeemed	(118,488,399)	(232,580,340)

Net increase (decrease) in net assets resulting from share transactions	139,469,267	(2,566,319)

Total increase (decrease) in net assets	175,493,365	(12,772,681)

Net Assets
Beginning of year	108,175,980	120,948,661

End of year	$283,669,345	$108,175,980

Undistributed net investment income included in net assets at end of year	$34,058	$—

Other Information
Shares
Sold	8,750,000	7,550,000
Redeemed	(4,150,000)	(8,200,000)

Net increase (decrease)	4,600,000	(650,000)

See accompanying notes which are an integral part of the financial statements.

81	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$32.06	$26.58	$25.17

Income from Investment Operations
Net investment income (loss)B	0.43	0.37	0.25
Net realized and unrealized gain (loss)	(0.06)	5.43	1.38

Total from investment operations	0.37	5.80	1.63

Distributions from net investment income	(0.44)	(0.32)	(0.22)

Total distributions	(0.44)	(0.32)	(0.22)

Net asset value, end of period	$31.99	$32.06	$26.58

Total ReturnC	1.25%	21.93%	6.47%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12%	.12	%E
Expenses net of all reductions	.12%	.12%	.12	%E
Net investment income (loss)	1.41%	1.25%	1.20	%E
Supplemental Data
Net assets, end of period (000 omitted)	$262,322	$299,794	$75,741
Portfolio turnover rateF,G	5%	8%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	82

Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$30.31	$26.16	$25.00

Income from Investment Operations
Net investment income (loss)B	0.75	0.77	0.52
Net realized and unrealized gain (loss)	2.56	4.16	1.09

Total from investment operations	3.31	4.93	1.61

Distributions from net investment income	(0.80)	(0.78)	(0.45)

Total distributions	(0.80)	(0.78)	(0.45)

Net asset value, end of period	$32.82	$30.31	$26.16

Total ReturnC	11.18%	19.00%	6.42%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12%	.12	%E
Expenses net of all reductions	.12%	.12%	.12	%E
Net investment income (loss)	2.45%	2.63%	2.51	%E
Supplemental Data
Net assets, end of period (000 omitted)	$285,504	$204,596	$73,244
Portfolio turnover rateF,G	10%	10%	3	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

83	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Year ended July 31, 2016		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$19.72		$27.97	$24.98

Income from Investment Operations
Net investment income (loss)B	0.50		0.57	0.38
Net realized and unrealized gain (loss)	(0.69	)C	(8.31)	2.89

Total from investment operations	(0.19)		(7.74)	3.27

Distributions from net investment income	(0.50)		(0.51)	(0.28)

Total distributions	(0.50)		(0.51)	(0.28)

Net asset value, end of period	$19.03		$19.72	$27.97

Total ReturnD	(0.75)%		(27.95)%	13.16%
Ratios to Average Net AssetsE
Expenses before reductions	.12%		.12%	.12	%F
Expenses net of fee waivers, if any	.12%		.12%	.12	%F
Expenses net of all reductions	.12%		.12%	.12	%F
Net investment income (loss)	2.74%		2.47%	1.76	%F
Supplemental Data
Net assets, end of period (000 omitted)	$430,039		$256,399	$145,425
Portfolio turnover rateG,H	19%		8%	4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	84

Financial Highlights
	Fidelity MSCI Financials Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$29.78	$26.61	$25.00

Income from Investment Operations
Net investment income (loss)B	0.63	0.58	0.41
Net realized and unrealized gain (loss)	(1.11)	3.15	1.56

Total from investment operations	(0.48)	3.73	1.97

Distributions from net investment income	(0.69)	(0.56)	(0.36)

Total distributions	(0.69)	(0.56)	(0.36)

Net asset value, end of period	$28.61	$29.78	$26.61

Total ReturnC	(1.49)%	14.08%	7.89%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12%	.12	%E
Expenses net of all reductions	.12%	.12%	.12	%E
Net investment income (loss)	2.29%	2.01%	1.97	%E
Supplemental Data
Net assets, end of period (000 omitted)	$237,490	$344,012	$126,397
Portfolio turnover rateF,G	8%	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

85	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015		Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$37.16	$29.05		$24.97

Income from Investment Operations
Net investment income (loss)B	0.44	0.80	C	0.30
Net realized and unrealized gain (loss)	(1.49)	7.99		3.99

Total from investment operations	(1.05)	8.79		4.29

Distributions from net investment income	(0.44)	(0.68)		(0.21)

Total distributions	(0.44)	(0.68)		(0.21)

Net asset value, end of period	$35.67	$37.16		$29.05

Total ReturnD	(2.73)%	30.40%		17.23%
Ratios to Average Net AssetsE
Expenses before reductions	.12%	.12%		.12	%F
Expenses net of fee waivers, if any	.12%	.12%		.12	%F
Expenses net of all reductions	.12%	.12%		.12	%F
Net investment income (loss)	1.30%	2.31	%C	1.36	%F
Supplemental Data
Net assets, end of period (000 omitted)	$642,124	$800,713		$187,382
Portfolio turnover rateG,H	9%	10%		4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	86

Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$28.05	$26.85	$25.20

Income from Investment Operations
Net investment income (loss)B	0.54	0.48	0.35
Net realized and unrealized gain (loss)	2.04	1.19	1.61

Total from investment operations	2.58	1.67	1.96

Distributions from net investment income	(0.53)	(0.47)	(0.31)

Total distributions	(0.53)	(0.47)	(0.31)

Net asset value, end of period	$30.10	$28.05	$26.85

Total ReturnC	9.41%	6.18%	7.75%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12%	.12	%E
Expenses net of all reductions	.12%	.12%	.12	%E
Net investment income (loss)	1.94%	1.69%	1.65	%E
Supplemental Data
Net assets, end of period (000 omitted)	$158,049	$143,034	$100,706
Portfolio turnover rateF,G	11%	6%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

87	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2016		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$32.69		$29.29	$25.18

Income from Investment Operations
Net investment income (loss)B	0.46		0.39	0.25
Net realized and unrealized gain (loss)	2.24	C	3.40	4.06

Total from investment operations	2.70		3.79	4.31

Distributions from net investment income	(0.46)		(0.39)	(0.20)

Total distributions	(0.46)		(0.39)	(0.20)

Net asset value, end of period	$34.93		$32.69	$29.29

Total ReturnD	8.41	%C	12.98%	17.14%
Ratios to Average Net AssetsE
Expenses before reductions	.12%		.12%	.12	%F
Expenses net of fee waivers, if any	.12%		.12%	.12	%F
Expenses net of all reductions	.12%		.12%	.12	%F
Net investment income (loss)	1.42%		1.23%	1.14	%F
Supplemental Data
Net assets, end of period (000 omitted)	$431,391		$423,372	$181,611
Portfolio turnover rateG,H	5%		6%	4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 8.38%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	88

Financial Highlights
	Fidelity MSCI Materials Index ETF
	Year ended July 31, 2016		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$25.91		$27.66	$24.95

Income from Investment Operations
Net investment income (loss)B	0.50		0.50	0.35
Net realized and unrealized gain (loss)	1.83	C	(1.75)	2.67

Total from investment operations	2.33		(1.25)	3.02

Distributions from net investment income	(0.53)		(0.50)	(0.31)

Total distributions	(0.53)		(0.50)	(0.31)

Net asset value, end of period	$27.71		$25.91	$27.66

Total ReturnD	9.28%		(4.65)%	12.15%
Ratios to Average Net AssetsE
Expenses before reductions	.11%		.12%	.12	%F
Expenses net of fee waivers, if any	.11%		.12%	.12	%F
Expenses net of all reductions	.11%		.12%	.12	%F
Net investment income (loss)	2.00%		1.81%	1.64	%F
Supplemental Data
Net assets, end of period (000 omitted)	$123,325		$123,052	$94,042
Portfolio turnover rateG,H	9%		7%	5	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

89	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$22.55	$24.28

Income from Investment Operations
Net investment income (loss)B	0.83	0.38
Net realized and unrealized gain (loss)	3.37	(1.70)

Total from investment operations	4.20	(1.32)

Distributions from net investment income	(0.92)	(0.38)
Return of capital	—	(0.03)

Total distributions	(0.92)	(0.41)

Net asset value, end of period	$25.83	$22.55

Total ReturnC	19.29%	(5.50)%
Ratios to Average Net AssetsD
Expenses before reductions	.11%	.12	%E
Expenses net of fee waivers, if any	.11%	.12	%E
Expenses net of all reductions	.11%	.12	%E
Net investment income (loss)	3.55%	3.33	%E
Supplemental Data
Net assets, end of period (000 omitted)	$183,394	$25,936
Portfolio turnover rateF,G	10%	10	%H

A	For the period February 2, 2015 (commencement of operations) to July 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	90

Financial Highlights
	Fidelity MSCI Telecommunication Services Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.86	$26.98	$25.26

Income from Investment Operations
Net investment income (loss)B	0.78	0.78	0.72
Net realized and unrealized gain (loss)	5.11	(0.09)	1.42

Total from investment operations	5.89	0.69	2.14

Distributions from net investment income	(0.65)	(0.81)	(0.42)

Total distributions	(0.65)	(0.81)	(0.42)

Net asset value, end of period	$32.10	$26.86	$26.98

Total ReturnC	22.36%	2.56%	8.57%
Ratios to Average Net AssetsD
Expenses before reductions	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.12%	.12%	.12	%E
Expenses net of all reductions	.12%	.12%	.12	%E
Net investment income (loss)	2.74%	2.89%	3.51	%E
Supplemental Data
Net assets, end of period (000 omitted)	$174,940	$81,908	$67,447
Portfolio turnover rateF,G	26%	23%	21	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

91	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2016	Year ended July 31, 2015		Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$28.10	$26.88		$24.99

Income from Investment Operations
Net investment income (loss)B	0.98	0.98		0.67
Net realized and unrealized gain (loss)	5.48	1.47	C	1.85

Total from investment operations	6.46	2.45		2.52

Distributions from net investment income	(0.99)	(1.23)		(0.63)

Total distributions	(0.99)	(1.23)		(0.63)

Net asset value, end of period	$33.57	$28.10		$26.88

Total ReturnD	23.56%	9.13%		10.13%
Ratios to Average Net AssetsE
Expenses before reductions	.12%	.12%		.12	%F
Expenses net of fee waivers, if any	.12%	.12%		.12	%F
Expenses net of all reductions	.12%	.12%		.12	%F
Net investment income (loss)	3.25%	3.37%		3.15	%F
Supplemental Data
Net assets, end of period (000 omitted)	$283,669	$108,176		$120,949
Portfolio turnover rateG,H	9%	7%		6	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	92

Notes to Financial Statements

For the year ended July 31, 2016

1. Organization.

Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2016, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend

93	Annual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date a fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of July 31, 2016 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards, losses due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of year end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Consumer Discretionary Index ETF	$269,830,940	$15,924,401	$(23,555,826)	$(7,631,425)
Fidelity MSCI Consumer Staples Index ETF	266,825,971	21,574,663	(3,252,349)	18,322,314
Fidelity MSCI Energy Index ETF	490,920,855	9,433,506	(70,381,761)	(60,948,255)
Fidelity MSCI Financials Index ETF	247,482,821	11,173,491	(21,452,207)	(10,278,716)
Fidelity MSCI Health Care Index ETF	622,058,493	58,661,736	(39,195,219)	19,466,517
Fidelity MSCI Industrials Index ETF	157,227,275	7,557,359	(6,823,304)	734,055
Fidelity MSCI Information Technology Index ETF	418,486,564	31,882,941	(18,968,435)	12,914,506
Fidelity MSCI Materials Index ETF	124,142,204	5,748,606	(6,613,295)	(864,689)
Fidelity MSCI Real Estate Index ETF	170,541,362	13,520,158	(829,087)	12,691,071
Fidelity MSCI Telecommunication Services Index ETF	153,365,869	23,949,298	(2,110,804)	21,838,494
Fidelity MSCI Utilities Index ETF	263,072,832	21,875,290	(1,433,416)	20,441,874

Annual Report	94

2. Significant Accounting Policies – continued

The tax-based components of distributable earnings as of year end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Consumer Discretionary Index ETF	$30,956	$(1,744,806)	$(7,631,425)
Fidelity MSCI Consumer Staples Index ETF	442,592	(736,985)	18,322,314
Fidelity MSCI Energy Index ETF	171,537	(5,152,210)	(60,948,255)
Fidelity MSCI Financials Index ETF	—	(1,711,278)	(10,278,716)
Fidelity MSCI Health Care Index ETF	311,848	(1,064,324)	19,466,517
Fidelity MSCI Industrials Index ETF	43,645	(1,957,516)	734,055
Fidelity MSCI Information Technology Index ETF	123,377	(2,178,198)	12,914,506
Fidelity MSCI Materials Index ETF	59,896	(1,927,446)	(864,689)
Fidelity MSCI Real Estate Index ETF	—	(161,019)	12,691,071
Fidelity MSCI Telecommunication Services Index ETF	703,699	(274,274)	21,838,494
Fidelity MSCI Utilities Index ETF	34,058	(2,071,927)	20,441,874

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Consumer Discretionary Index ETF	$(1,104,602)	$(640,204)	$(1,744,806)
Fidelity MSCI Consumer Staples Index ETF	(556,985)	(180,000)	(736,985)
Fidelity MSCI Energy Index ETF	(3,942,676)	(1,209,534)	(5,152,210)
Fidelity MSCI Financials Index ETF	(1,647,173)	(64,105)	(1,711,278)
Fidelity MSCI Health Care Index ETF	(1,064,324)	—	(1,064,324)
Fidelity MSCI Industrials Index ETF	(915,997)	(1,041,519)	(1,957,516)
Fidelity MSCI Information Technology Index ETF	(1,912,779)	(265,419)	(2,178,198)
Fidelity MSCI Materials Index ETF	(1,222,963)	(704,483)	(1,927,446)
Fidelity MSCI Real Estate Index ETF	(161,019)	—	(161,019)
Fidelity MSCI Telecommunication Services Index ETF	—	(274,274)	(274,274)
Fidelity MSCI Utilities Index ETF	(1,048,742)	(1,023,185)	(2,071,927)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to July 31, 2016. Loss deferrals were as follows:

Capital losses
Fidelity MSCI Consumer Discretionary Index ETF	$(1,468,528)
Fidelity MSCI Consumer Staples Index ETF	(988,734)
Fidelity MSCI Energy Index ETF	(5,453,683)
Fidelity MSCI Financials Index ETF	(1,192,572)
Fidelity MSCI Health Care Index ETF	(5,381,948)
Fidelity MSCI Information Technology Index ETF	(2,643,239)
Fidelity MSCI Real Estate Index ETF	(202,676)

95	Annual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

The tax character of distributions paid was as follows:

July 31, 2016
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$3,868,300	$—	$—	$3,868,300
Fidelity MSCI Consumer Staples Index ETF	5,920,950	—	—	5,920,950
Fidelity MSCI Energy Index ETF	8,829,100	—	—	8,829,100
Fidelity MSCI Financials Index ETF	5,983,150	—	—	5,983,150
Fidelity MSCI Health Care Index ETF	8,760,450	—	—	8,760,450
Fidelity MSCI Industrials Index ETF	2,441,900	—	—	2,441,900
Fidelity MSCI Information Technology Index ETF	5,383,850	—	—	5,383,850
Fidelity MSCI Materials Index ETF	1,462,950	—	—	1,462,950
Fidelity MSCI Real Estate Index ETF	2,375,400	—	—	2,375,400
Fidelity MSCI Telecommunication Services Index ETF	2,437,350	—	—	2,437,350
Fidelity MSCI Utilities Index ETF	6,073,050	—	—	6,073,050

July 31, 2015
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$2,306,850	$—	$—	$2,306,850
Fidelity MSCI Consumer Staples Index ETF	4,188,550	—	—	4,188,550
Fidelity MSCI Energy Index ETF	5,436,900	—	—	5,436,900
Fidelity MSCI Financials Index ETF	4,778,000	—	—	4,778,000
Fidelity MSCI Health Care Index ETF	10,407,500	—	—	10,407,500
Fidelity MSCI Industrials Index ETF	2,431,900	—	—	2,431,900
Fidelity MSCI Information Technology Index ETF	3,773,400	—	—	3,773,400
Fidelity MSCI Materials Index ETF	2,010,950	—	—	2,010,950
Fidelity MSCI Real Estate Index ETF	393,530	—	26,520	420,050
Fidelity MSCI Telecommunication Services Index ETF	2,584,450	—	—	2,584,450
Fidelity MSCI Utilities Index ETF	4,579,400	—	—	4,579,400

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Consumer Discretionary Index ETF	$14,528,159	$12,347,764
Fidelity MSCI Consumer Staples Index ETF	26,396,860	25,718,341
Fidelity MSCI Energy Index ETF	64,232,284	62,714,150
Fidelity MSCI Financials Index ETF	19,743,502	19,174,531
Fidelity MSCI Health Care Index ETF	58,391,871	57,756,087
Fidelity MSCI Industrials Index ETF	13,265,732	13,229,440
Fidelity MSCI Information Technology Index ETF	24,354,562	19,705,536
Fidelity MSCI Materials Index ETF	6,872,122	6,962,204
Fidelity MSCI Real Estate Index ETF	8,485,261	6,421,649
Fidelity MSCI Telecommunication Services Index ETF	29,457,385	28,336,531
Fidelity MSCI Utilities Index ETF	16,419,449	16,251,987

Annual Report	96

3. Purchases and Sales of Investments – continued

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Consumer Discretionary Index ETF	$201,694,849	$225,864,328
Fidelity MSCI Consumer Staples Index ETF	219,400,633	157,978,860
Fidelity MSCI Energy Index ETF	180,243,724	9,236,695
Fidelity MSCI Financials Index ETF	120,941,673	201,981,385
Fidelity MSCI Health Care Index ETF	165,662,276	267,280,692
Fidelity MSCI Industrials Index ETF	163,756,274	152,624,641
Fidelity MSCI Information Technology Index ETF	281,514,423	280,219,670
Fidelity MSCI Materials Index ETF	132,291,308	128,849,745
Fidelity MSCI Real Estate Index ETF	148,613,189	8,563,223
Fidelity MSCI Telecommunication Services Index ETF	136,678,139	69,204,005
Fidelity MSCI Utilities Index ETF	257,186,769	118,049,554

4. Fees and Other Transactions with Affiliates.

Management Fee. SelectCo provides the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .12% to .084% of each Fund’s average net assets. Under the management contract, SelectCo pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to SelectCo is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by SelectCo for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the year, the investment adviser reimbursed the Fidelity MSCI Information Technology Index ETF $101,017 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statements of Operations.

5. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

97	Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Covington Trust and Shareholders of Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF:

We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds), each a fund of the Fidelity Covington Trust, including the schedules of investments, as of July 31, 2016, and the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF as of July 31, 2016, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2016

Annual Report	98

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity MSCI Consumer Discretionary Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	228	32.61%	465	66.53%
25 – <50	2	0.29%	4	0.57%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	230	32.90%	469	67.10%

*	October 21, 2013.

Fidelity MSCI Consumer Staples Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	182	26.04%	515	73.68%
25 – <50	1	0.14%	1	0.14%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	183	26.18%	516	73.82%

*	October 21, 2013.

Fidelity MSCI Energy Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	139	19.89%	554	79.26%
25 – <50	0	—	4	0.57%
50 – <75	0	—	1	0.14%
75 – <100	0	—	1	0.14%
100 or above	0	—	0	—
Total	139	19.89%	560	80.11%

*	October 21, 2013.

99	Annual Report

Premium/Discount Analysis (Unaudited) – continued

Fidelity MSCI Financials Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	178	25.47%	517	73.96%
25 – <50	1	0.14%	3	0.43%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	179	25.61%	520	74.39%

*	October 21, 2013.

Fidelity MSCI Health Care Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	164	23.46%	530	75.82%
25 – <50	0	—	5	0.72%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	164	23.46%	535	76.54%

*	October 21, 2013.

Fidelity MSCI Industrials Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	257	36.77%	439	62.80%
25 – <50	1	0.14%	2	0.29%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	258	36.91%	441	63.09%

*	October 21, 2013.

Annual Report	100

Fidelity MSCI Information Technology Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	154	22.03%	544	77.83%
25 – <50	0	—	1	0.14%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	154	22.03%	545	77.97%

*	October 21, 2013.

Fidelity MSCI Materials Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	250	35.76%	433	61.95%
25 – <50	6	0.86%	8	1.14%
50 – <75	0	—	2	0.29%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	256	36.62%	443	63.38%

*	October 21, 2013.

Fidelity MSCI Real Estate Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	77	20.42%	269	71.35%
25 – <50	3	0.80%	22	5.84%
50 – <75	2	0.53%	2	0.53%
75 – <100	0	—	1	0.26%
100 or above	1	0.27%	0	—
Total	83	22.02%	294	77.98%

*	February 2, 2015.

101	Annual Report

Premium/Discount Analysis (Unaudited) – continued

Fidelity MSCI Telecommunication Services Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	282	40.35%	389	55.65%
25 – <50	8	1.14%	15	2.15%
50 – <75	4	0.57%	1	0.14%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	294	42.06%	405	57.94%

*	October 21, 2013.

Fidelity MSCI Utilities Index ETF

Period Ended July 31, 2016

From commencement of operations* to July 31, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	194	27.75%	498	71.25%
25 – <50	3	0.43%	3	0.43%
50 – <75	0	—	1	0.14%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	197	28.18%	502	71.82%

*	October 21, 2013.

Annual Report	102

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Each of the Trustees oversees 76 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s sector portfolios. Other Boards oversee Fidelity’s equity and high income funds, and Fidelity’s investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through SelectCo, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including

103	Annual Report

Trustees and Officers – continued

but not limited to the funds’ Chief Compliance Officer (CCO), SelectCo’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Brian B. Hogan (1964)
Year of Election or Appointment: 2014
Trustee
Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager. Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

+	The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David A. Rosow (1942)
Year of Election or Appointment: 2013
Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed oil refining, drilling and marketing of petroleum products (including specialty petroleum products), the recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present). Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006, as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith’s retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Annual Report	104

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), a Director of Tesoro Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+	The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Donald F. Donahue (1950)
Year of Election or Appointment: 2015
Member of the Advisory Board

Mr. Donahue also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present) and a consultant for the Institute for Defense Analyses (national security, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2012-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Physicians for Human Rights (2013-present), and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Christopher S. Bartel (1971)
Year of Election or Appointment: 2013
Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present) and Fidelity Management & Research (Hong Kong) (investment adviser firm, 2012-present) and Head of Global Equity Research (2010-present). Previously, Mr. Bartel served as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016), Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Marc R. Bryant (1966)
Year of Election or Appointment: 2013
Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity’s Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

105	Annual Report

Trustees and Officers – continued

Name, Year of Birth; Principal Occupation
Jeffrey S. Christian (1961)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).
William C. Coffey (1969)
Year of Election or Appointment: 2013
Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013
President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)
Year of Election or Appointment: 2015
Vice President
Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as Group Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.
Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014
Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015
Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

James D. Gryglewicz (1972)
Year of Election or Appointment: 2014
Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Annual Report	106

Name, Year of Birth; Principal Occupation
Brian B. Hogan (1964)
Year of Election or Appointment: 2014
Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager. Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present). Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)
Year of Election or Appointment: 2016
Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Anthony R. Rochte (1968)
Year of Election or Appointment: 2013
Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors’ North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)
Year of Election or Appointment: 2016
Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

107	Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:

	September 2015	December 2015	March 2016	June 2016
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	94%	94%	98%	98%
Fidelity MSCI Financials Index ETF	56%	56%	62%	62%
Fidelity MSCI Health Care Index ETF	100%	100%	100%	100%
Fidelity MSCI Industrials Index ETF	100%	100%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	92%	92%	100%	100%
Fidelity MSCI Real Estate Index ETF	—	—	—	—
Fidelity MSCI Telecommunication Services Index ETF	98%	98%	100%	100%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	September 2015	December 2015	March 2016	June 2016
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	100%	100%	100%	100%
Fidelity MSCI Financials Index ETF	60%	60%	66%	66%
Fidelity MSCI Health Care Index ETF	100%	100%	100%	100%
Fidelity MSCI Industrials Index ETF	100%	100%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	100%	100%	100%	100%
Fidelity MSCI Real Estate Index ETF	—	—	—	—
Fidelity MSCI Telecommunication Services Index ETF	98%	98%	100%	100%
Fidelity MSCI Utilities Index ETF	95%	95%	100%	100%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Annual Report	108

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Telecommunication Services Index ETF

Fidelity MSCI Utilities Index ETF

Board Approval of Investment Advisory Contracts

On July 27, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to ratify an amended and restated management contract (Amended Contract) for each fund to decrease the management fees paid by the fund to Fidelity SelectCo, LLC (SelectCo), the fund’s investment adviser, by 3.6 basis points, effective July 1, 2016. The Board, assisted by the advice of fund counsel and

Independent Trustees’ counsel, considered a broad range of information relevant to the approval of the Amended Contracts.

Nature, Extent, and Quality of Services Provided. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by SelectCo and the sub-adviser, BlackRock Fund Advisors (BFA), to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of each fund’s current management contract with SelectCo and Sub- Advisory and ETF Services Agreement with BFA (together, the Advisory Contracts). At its January 2016 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund. The Board noted that approval of the Amended Contracts would not change the funds’ portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contracts will continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding each fund’s management fee rate and total expense ratio compared to “mapped groups” of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its January 2016 meeting that each fund’s current management fee and total expense ratio are fair and reasonable in light of the services that each fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contracts, the Board considered that the proposed fee rate is lower by 3.6 basis points than the current management fee rate. The Board considered that each fund has an all-inclusive management fee contract under which SelectCo is responsible for paying all operating expenses of the fund with certain exceptions. The Board also considered that each fund’s management fee rate and total expense ratio would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the Advisory Contracts.

Based on its review, the Board concluded that each fund’s management fee and total expense ratio continue to be fair and reasonable in light of the services that each fund receives and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to each fund and the level of Fidelity’s profitability. At its January 2016 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of each fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity’s costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contracts.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its January 2016 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of each fund’s Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund’s management fee. The Board will continue to review economies of scale in connection with future renewals of the Amended Contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund’s Amended Contract should be ratified and approved.

109	Annual Report

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Annual Report	110

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111	Annual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

BlackRock Fund Advisors

San Francisco, CA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

1-800-FIDELITY

 EXT-ANN-0916                        771728.1.0
1.9584796.102

Corporate Headquarters   245 Summer St., Boston, MA 02210
www.fidelity.com

Item 2.
Code of Ethics

As of the end of the period, July 31, 2016, Fidelity Covington Trust (the trust)
has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.
Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A.
Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4.
Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates
(collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI
Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication
Services Index ETF and Fidelity MSCI Utilities Index ETF (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2016 FeesA

Audit Fees

Audit- Related Fees

Tax Fees

All Other Fees

Fidelity MSCI Consumer Discretionary Index ETF

$
13,000

$
—

$
2,500

$
300

Fidelity MSCI Consumer Staples Index ETF

$
13,000

$
—

$
2,500

$
300

Fidelity MSCI Energy Index ETF

$
13,000

$
—

$
2,500

$
300

Fidelity MSCI Financials Index ETF

$
13,000

$
—

$
2,500

$
300

Fidelity MSCI Health Care Index ETF

$
13,000

$
—

$
2,500

$
300

Fidelity MSCI Industrials Index ETF

$
13,000

$
—

$
2,500

$
300

Fidelity MSCI Information Technology Index ETF

$
13,000

$
—

$
2,500

$
300

Fidelity MSCI Materials Index ETF

$
13,000

$
—

$
2,500

$
300

Fidelity MSCI Real Estate Index ETF

$
13,000

$
—

$
2,500

$
300

Fidelity MSCI Telecommunication Services Index ETF

$
13,000

$
—

$
2,500

$
300

Fidelity MSCI Utilities Index ETF

$
13,000

$
—

$
2,500

$
300

July 31, 2015 FeesA,B

Audit Fees

Audit- Related Fees

Tax Fees

All Other Fees

Fidelity MSCI Consumer Discretionary Index ETF

$
13,000

$
—

$
3,500

$
700

Fidelity MSCI Consumer Staples Index ETF

$
13,000

$
—

$
3,500

$
700

Fidelity MSCI Energy Index ETF

$
13,000

$
—

$
3,500

$
700

Fidelity MSCI Financials Index ETF

$
13,000

$
—

$
3,500

$
700

Fidelity MSCI Health Care Index ETF

$
13,000

$
—

$
3,500

$
700

Fidelity MSCI Industrials Index ETF

$
13,000

$
—

$
3,500

$
700

Fidelity MSCI Information Technology Index ETF

$
13,000

$
—

$
3,500

$
700

Fidelity MSCI Materials Index ETF

$
13,000

$
—

$
3,500

$
600

Fidelity MSCI Real Estate Index ETF

$
11,000

$
—

$
2,500

$
300

Fidelity MSCI Telecommunication Services Index ETF

$
13,000

$
—

$
3,500

$
600

Fidelity MSCI Utilities Index ETF

$
13,000

$
—

$
3,500

$
700

A
Amounts may reflect rounding.

B
Fidelity MSCI Real Estate Index ETF commenced operations on February 2, 2015.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit
Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity SelectCo, LLC (“SelectCo”) and entities controlling, controlled by, or under common control with
SelectCo (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

July 31, 2016A

July 31, 2015A,B

Audit-Related Fees

$
35,000

$
—

Tax Fees

$
10,000

$
—

All Other Fees

$
—

$
175,000

A
Amounts may reflect rounding.

B
May include amounts billed prior to the Fidelity MSCI Real Estate Index ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax
compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent
fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*            *
 *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, SelectCo (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By

July 31, 2016 A

July 31, 2015 A,B

Deloitte Entities

$
105,000

$
580,000

A
Amounts may reflect rounding.

B
May include amounts billed prior to the Fidelity MSCI Real Estate Index ETF’s commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service
Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and SelectCo’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The
trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service
Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by
(ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to
Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be
approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.
Audit Committee of Listed Registrants

The Board of Trustees of Fidelity Covington Trust has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of July 31, 2016, the members of the audit committee were David A. Rosow, Garnett A. Smith and Michael
E. Wiley.

Item 6.
Investments

(a)
Not applicable.

(b)
Not applicable

Item 7.
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not
applicable.

Item 8.
Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.
Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not
applicable.

Item 10.
Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by
which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.
Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no
change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.
Exhibits

(a)

(1)

Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)

(2)

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)

(3)

Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:

/s/Adrien E. Deberghes

Adrien E. Deberghes

President and Treasurer

Date:

September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Adrien E. Deberghes

Adrien E. Deberghes

President and Treasurer

Date:

September 27, 2016

By:

/s/ Howard J. Galligan III

Howard J. Galligan III

Chief Financial Officer

Date:

September 27, 2016